UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-06093
Name of Registrant: Vanguard Institutional Index Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: December 31
Date of reporting period: September 30, 2018
Item 1: Schedule of Investments

Vanguard Institutional Index Fund

Schedule of Investments (unaudited)
As of September 30, 2018

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)1
Consumer Discretionary (13.0%)
* Amazon.com Inc.	3,909,417	7,830,562
Home Depot Inc.	10,917,170	2,261,492
Walt Disney Co.	14,191,180	1,659,517
* Netflix Inc.	4,155,015	1,554,516
Comcast Corp. Class A	43,630,352	1,544,951
McDonald's Corp.	7,402,730	1,238,403
NIKE Inc. Class B	12,217,455	1,035,063
* Booking Holdings Inc.	453,067	898,885
Lowe's Cos. Inc.	7,737,984	888,475
Starbucks Corp.	12,872,144	731,653
TJX Cos. Inc.	5,982,438	670,153
* Charter Communications Inc. Class A	1,703,149	555,022
Twenty-First Century Fox Inc. Class A	10,066,393	466,376
Target Corp.	5,022,594	443,043
General Motors Co.	12,520,863	421,577
Marriott International Inc. Class A	2,747,274	362,723
Ross Stores Inc.	3,591,545	355,922
Ford Motor Co.	37,356,112	345,544
VF Corp.	3,101,765	289,860
Dollar General Corp.	2,533,525	276,914
Yum! Brands Inc.	3,028,139	275,288
* O'Reilly Automotive Inc.	768,631	266,961
Carnival Corp.	3,847,756	245,371
Hilton Worldwide Holdings Inc.	2,844,936	229,814
Twenty-First Century Fox Inc.	4,641,243	212,662
Royal Caribbean Cruises Ltd.	1,634,770	212,422
Aptiv plc	2,525,692	211,906
* AutoZone Inc.	252,157	195,598
CBS Corp. Class B	3,229,313	185,524
* Dollar Tree Inc.	2,269,342	185,065
Best Buy Co. Inc.	2,320,118	184,125
* Ulta Beauty Inc.	542,120	152,943
Expedia Group Inc.	1,135,002	148,095
Omnicom Group Inc.	2,142,165	145,710
Genuine Parts Co.	1,401,030	139,262
Tapestry Inc.	2,749,487	138,217
DR Horton Inc.	3,275,049	138,142
MGM Resorts International	4,878,544	136,160
Tiffany & Co.	1,040,069	134,138
Darden Restaurants Inc.	1,184,508	131,705
Lennar Corp. Class A	2,747,573	128,284
* CarMax Inc.	1,685,608	125,864
Advance Auto Parts Inc.	707,190	119,041
Kohl's Corp.	1,591,603	118,654
Wynn Resorts Ltd.	933,544	118,616
Hasbro Inc.	1,114,729	117,180
Viacom Inc. Class B	3,374,375	113,919
* Norwegian Cruise Line Holdings Ltd.	1,945,255	111,716
* Chipotle Mexican Grill Inc. Class A	233,585	106,169

*	Mohawk Industries Inc.	605,307	106,141
	PVH Corp.	732,353	105,752
	Tractor Supply Co.	1,162,834	105,678
	Macy's Inc.	2,930,704	101,783
*	Discovery Communications Inc.	3,434,745	101,600
*	Michael Kors Holdings Ltd.	1,426,819	97,823
*	LKQ Corp.	3,036,484	96,165
	BorgWarner Inc.	1,993,929	85,300
	Newell Brands Inc.	4,149,828	84,242
	Interpublic Group of Cos. Inc.	3,665,894	83,839
	Garmin Ltd.	1,153,235	80,784
*	DISH Network Corp. Class A	2,187,157	78,213
	Whirlpool Corp.	616,242	73,179
	Ralph Lauren Corp. Class A	526,996	72,488
	Harley-Davidson Inc.	1,590,038	72,029
	L Brands Inc.	2,179,539	66,040
	Nordstrom Inc.	1,094,298	65,450
	News Corp. Class A	4,875,911	64,313
	Hanesbrands Inc.	3,440,993	63,417
	PulteGroup Inc.	2,485,249	61,560
	Gap Inc.	2,072,241	59,784
	Foot Locker Inc.	1,116,087	56,898
	Leggett & Platt Inc.	1,238,274	54,224
	Goodyear Tire & Rubber Co.	2,262,726	52,925
*,^ Mattel Inc.		3,290,761	51,665
	H&R Block Inc.	1,962,028	50,522
*	TripAdvisor Inc.	976,503	49,870
*,^ Discovery Communications Inc. Class A		1,490,871	47,708
*,^ Under Armour Inc. Class A		1,770,972	37,580
*,^ Under Armour Inc.		1,826,755	35,549
	Lennar Corp. Class B	46,974	1,808
			30,723,531
Consumer Staples (6.7%)
	Procter & Gamble Co.	23,753,479	1,977,002
	Coca-Cola Co.	36,525,282	1,687,103
	PepsiCo Inc.	13,498,615	1,509,145
	Walmart Inc.	13,693,850	1,285,989
	Philip Morris International Inc.	14,833,686	1,209,539
	Altria Group Inc.	17,991,414	1,085,062
	Costco Wholesale Corp.	4,184,516	982,859
	Mondelez International Inc. Class A	13,990,522	601,033
	Walgreens Boots Alliance Inc.	8,049,199	586,787
	Colgate-Palmolive Co.	8,279,938	554,342
	Kimberly-Clark Corp.	3,317,145	376,960
	Constellation Brands Inc. Class A	1,601,785	345,377
	Sysco Corp.	4,563,068	334,245
	Kraft Heinz Co.	5,933,535	326,997
	Estee Lauder Cos. Inc. Class A	2,138,858	310,819
	Archer-Daniels-Midland Co.	5,340,459	268,465
	General Mills Inc.	5,686,045	244,045
	Kroger Co.	7,600,837	221,260
*	Monster Beverage Corp.	3,795,379	221,195
	Clorox Co.	1,221,889	183,784
	Kellogg Co.	2,415,912	169,162
	Tyson Foods Inc. Class A	2,822,219	168,007
	McCormick & Co. Inc.	1,157,751	152,534
	Church & Dwight Co. Inc.	2,343,229	139,117

Hershey Co.	1,334,197	136,088
Conagra Brands Inc.	3,733,564	126,829
JM Smucker Co.	1,085,819	111,416
Molson Coors Brewing Co. Class B	1,786,913	109,895
Hormel Foods Corp.	2,595,370	102,258
Brown-Forman Corp. Class B	1,608,943	81,332
^ Campbell Soup Co.	1,836,784	67,281
Coty Inc. Class A	4,300,721	54,017
		15,729,944
Energy (6.0%)
Exxon Mobil Corp.	40,399,514	3,434,767
Chevron Corp.	18,283,611	2,235,720
ConocoPhillips	11,086,812	858,119
Schlumberger Ltd.	13,205,190	804,460
EOG Resources Inc.	5,527,114	705,094
Occidental Petroleum Corp.	7,297,092	599,602
Valero Energy Corp.	4,078,453	463,924
Phillips 66	4,075,202	459,357
Halliburton Co.	8,400,354	340,466
Marathon Petroleum Corp.	4,231,889	338,424
Anadarko Petroleum Corp.	4,885,764	329,349
Kinder Morgan Inc.	18,109,976	321,090
Williams Cos. Inc.	11,539,988	313,772
* Concho Resources Inc.	1,910,875	291,886
Pioneer Natural Resources Co.	1,625,810	283,200
ONEOK Inc.	3,923,850	265,998
Andeavor	1,326,349	203,595
Devon Energy Corp.	4,857,389	194,004
Marathon Oil Corp.	8,154,444	189,836
Apache Corp.	3,651,586	174,071
Hess Corp.	2,403,259	172,025
National Oilwell Varco Inc.	3,652,934	157,368
Noble Energy Inc.	4,612,250	143,856
Baker Hughes a GE Co.	3,975,491	134,491
TechnipFMC plc	4,078,761	127,461
EQT Corp.	2,520,314	111,474
HollyFrontier Corp.	1,547,383	108,162
Cabot Oil & Gas Corp.	4,211,706	94,848
Cimarex Energy Co.	910,588	84,630
Helmerich & Payne Inc.	1,040,022	71,522
* Newfield Exploration Co.	1,901,164	54,811
		14,067,382
Financials (13.3%)
* Berkshire Hathaway Inc. Class B	18,046,302	3,863,894
JPMorgan Chase & Co.	32,077,300	3,619,603
Bank of America Corp.	88,668,485	2,612,174
Wells Fargo & Co.	41,373,714	2,174,602
Citigroup Inc.	24,021,384	1,723,294
US Bancorp	14,610,899	771,602
Goldman Sachs Group Inc.	3,350,187	751,246
American Express Co.	6,736,835	717,406
PNC Financial Services Group Inc.	4,429,547	603,260
Chubb Ltd.	4,420,982	590,820
Morgan Stanley	12,650,717	589,144
Charles Schwab Corp.	11,474,199	563,957
CME Group Inc.	3,249,973	553,178

BlackRock Inc.	1,172,300	552,540
S&P Global Inc.	2,399,684	468,874
American International Group Inc.	8,478,468	451,394
Bank of New York Mellon Corp.	8,777,297	447,554
MetLife Inc.	9,491,604	443,448
Capital One Financial Corp.	4,564,591	433,317
Intercontinental Exchange Inc.	5,470,886	409,715
Prudential Financial Inc.	3,978,356	403,087
Marsh & McLennan Cos. Inc.	4,817,031	398,465
Progressive Corp.	5,564,606	395,310
BB&T Corp.	7,387,756	358,602
Aon plc	2,314,832	355,975
Aflac Inc.	7,330,632	345,053
Travelers Cos. Inc.	2,554,342	331,324
Allstate Corp.	3,304,120	326,117
State Street Corp.	3,620,190	303,300
SunTrust Banks Inc.	4,394,351	293,499
Moody's Corp.	1,592,993	266,348
T. Rowe Price Group Inc.	2,320,410	253,342
Discover Financial Services	3,271,178	250,082
M&T Bank Corp.	1,371,620	225,686
Northern Trust Corp.	2,131,729	217,713
Synchrony Financial	6,505,509	202,191
Ameriprise Financial Inc.	1,354,417	199,993
KeyCorp	10,042,542	199,746
Regions Financial Corp.	10,514,953	192,949
Fifth Third Bancorp	6,361,481	177,613
Willis Towers Watson plc	1,247,612	175,838
Citizens Financial Group Inc.	4,543,758	175,253
Hartford Financial Services Group Inc.	3,420,058	170,866
* SVB Financial Group	508,025	157,909
Huntington Bancshares Inc.	10,541,318	157,276
MSCI Inc. Class A	848,109	150,463
Principal Financial Group Inc.	2,527,040	148,059
Comerica Inc.	1,633,626	147,353
Lincoln National Corp.	2,068,671	139,966
Loews Corp.	2,654,815	133,351
* E*TRADE Financial Corp.	2,479,158	129,883
Arthur J Gallagher & Co.	1,743,426	129,781
* Berkshire Hathaway Inc. Class A	371	118,720
Raymond James Financial Inc.	1,253,592	115,393
Cincinnati Financial Corp.	1,444,213	110,930
Cboe Global Markets Inc.	1,067,449	102,432
Nasdaq Inc.	1,099,408	94,329
Zions Bancorporation	1,855,698	93,063
Invesco Ltd.	3,922,417	89,745
Everest Re Group Ltd.	389,727	89,041
Franklin Resources Inc.	2,918,554	88,753
Torchmark Corp.	989,835	85,809
Unum Group	2,087,994	81,578
Affiliated Managers Group Inc.	510,075	69,737
Jefferies Financial Group Inc.	2,769,032	60,808
People's United Financial Inc.	3,329,956	57,009
Assurant Inc.	503,332	54,335
* Brighthouse Financial Inc.	1,145,215	50,664
		31,215,761

Health Care (15.0%)
Johnson & Johnson	25,599,488	3,537,081
Pfizer Inc.	55,938,442	2,465,207
UnitedHealth Group Inc.	9,184,196	2,443,364
Merck & Co. Inc.	25,377,537	1,800,282
AbbVie Inc.	14,449,334	1,366,618
Amgen Inc.	6,176,336	1,280,293
Medtronic plc	12,887,127	1,267,707
Abbott Laboratories	16,740,181	1,228,060
Eli Lilly & Co.	9,120,556	978,727
Bristol-Myers Squibb Co.	15,570,801	966,635
Gilead Sciences Inc.	12,369,867	955,077
Thermo Fisher Scientific Inc.	3,843,521	938,127
CVS Health Corp.	9,713,541	764,650
Anthem Inc.	2,480,079	679,666
* Biogen Inc.	1,921,820	678,998
Becton Dickinson and Co.	2,552,738	666,265
Danaher Corp.	5,874,694	638,344
Aetna Inc.	3,120,598	633,013
* Intuitive Surgical Inc.	1,085,198	622,904
* Celgene Corp.	6,710,042	600,482
Allergan plc	3,044,649	579,945
Stryker Corp.	2,962,259	526,334
* Illumina Inc.	1,402,795	514,910
* Express Scripts Holding Co.	5,365,463	509,773
* Boston Scientific Corp.	13,197,413	508,100
Cigna Corp.	2,322,419	483,644
* Vertex Pharmaceuticals Inc.	2,438,702	470,035
Humana Inc.	1,314,611	445,022
Zoetis Inc.	4,597,969	420,990
Baxter International Inc.	4,741,526	365,524
HCA Healthcare Inc.	2,575,828	358,349
* Edwards Lifesciences Corp.	1,998,132	347,875
* Regeneron Pharmaceuticals Inc.	739,755	298,891
* Alexion Pharmaceuticals Inc.	2,126,584	295,616
* Centene Corp.	1,958,478	283,548
* Align Technology Inc.	697,401	272,837
Zimmer Biomet Holdings Inc.	1,941,417	255,238
McKesson Corp.	1,907,209	252,991
Agilent Technologies Inc.	3,040,709	214,492
* IDEXX Laboratories Inc.	825,755	206,158
* Cerner Corp.	3,138,530	202,153
* IQVIA Holdings Inc.	1,546,027	200,582
* ABIOMED Inc.	428,388	192,668
* Mylan NV	4,922,146	180,151
* Laboratory Corp. of America Holdings	972,081	168,831
Cardinal Health Inc.	2,944,771	159,018
ResMed Inc.	1,362,636	157,166
* WellCare Health Plans Inc.	477,079	152,899
* Mettler-Toledo International Inc.	240,558	146,495
* Waters Corp.	735,682	143,223
AmerisourceBergen Corp. Class A	1,528,480	140,956
Quest Diagnostics Inc.	1,304,775	140,798
Cooper Cos. Inc.	469,069	130,002
* Henry Schein Inc.	1,459,933	124,138
* Incyte Corp.	1,684,499	116,365
* Hologic Inc.	2,596,122	106,389

Universal Health Services Inc. Class B	821,913	105,073
PerkinElmer Inc.	1,057,073	102,822
* Nektar Therapeutics Class A	1,646,529	100,372
* Varian Medical Systems Inc.	873,967	97,823
* DaVita Inc.	1,210,938	86,740
Perrigo Co. plc	1,201,785	85,086
Dentsply Sirona Inc.	2,122,610	80,107
* Envision Healthcare Corp.	1,157,342	52,925
		35,294,554
Industrials (9.7%)
Boeing Co.	5,098,527	1,896,142
3M Co.	5,597,508	1,179,451
Honeywell International Inc.	7,086,348	1,179,168
Union Pacific Corp.	7,056,701	1,149,043
United Technologies Corp.	7,176,355	1,003,326
General Electric Co.	82,927,546	936,252
Caterpillar Inc.	5,670,794	864,739
Lockheed Martin Corp.	2,363,932	817,826
United Parcel Service Inc. Class B	6,615,966	772,414
CSX Corp.	7,782,981	576,330
Raytheon Co.	2,721,897	562,507
FedEx Corp.	2,321,334	558,954
General Dynamics Corp.	2,657,474	544,038
Northrop Grumman Corp.	1,661,361	527,266
Norfolk Southern Corp.	2,672,435	482,375
Deere & Co.	3,069,014	461,365
Emerson Electric Co.	5,996,192	459,188
Illinois Tool Works Inc.	2,943,371	415,369
Eaton Corp. plc	4,136,115	358,725
Delta Air Lines Inc.	6,002,125	347,103
Waste Management Inc.	3,762,526	339,982
Johnson Controls International plc	8,825,499	308,892
Southwest Airlines Co.	4,922,642	307,419
Roper Technologies Inc.	986,608	292,243
^ Fortive Corp.	2,934,624	247,594
Ingersoll-Rand plc	2,340,513	239,434
Parker-Hannifin Corp.	1,262,394	232,192
PACCAR Inc.	3,344,375	228,053
Rockwell Automation Inc.	1,175,073	220,350
Rockwell Collins Inc.	1,568,111	220,273
Stanley Black & Decker Inc.	1,459,745	213,765
Cummins Inc.	1,433,410	209,378
* United Continental Holdings Inc.	2,186,122	194,696
Harris Corp.	1,120,882	189,664
* Verisk Analytics Inc. Class A	1,572,574	189,574
* IHS Markit Ltd.	3,403,051	183,629
AMETEK Inc.	2,213,949	175,168
* TransDigm Group Inc.	461,821	171,936
Textron Inc.	2,371,572	169,496
Cintas Corp.	821,321	162,465
American Airlines Group Inc.	3,912,802	161,716
L3 Technologies Inc.	747,787	158,994
Fastenal Co.	2,739,391	158,939
WW Grainger Inc.	434,034	155,128
Republic Services Inc. Class A	2,079,297	151,082
Equifax Inc.	1,149,603	150,104
Xylem Inc.	1,714,710	136,954

CH Robinson Worldwide Inc.	1,320,165	129,271
* United Rentals Inc.	789,957	129,237
Dover Corp.	1,410,106	124,837
Expeditors International of Washington Inc.	1,664,257	122,373
Kansas City Southern	974,300	110,369
Masco Corp.	2,934,845	107,415
Huntington Ingalls Industries Inc.	413,569	105,907
* Copart Inc.	1,951,482	100,560
JB Hunt Transport Services Inc.	835,063	99,322
Snap-on Inc.	537,526	98,690
Nielsen Holdings plc	3,400,865	94,068
Arconic Inc.	4,103,505	90,318
Jacobs Engineering Group Inc.	1,138,158	87,069
Robert Half International Inc.	1,169,021	82,276
Allegion plc	906,882	82,136
Alaska Air Group Inc.	1,175,649	80,955
Fluor Corp.	1,342,595	78,005
AO Smith Corp.	1,375,477	73,409
Fortune Brands Home & Security Inc.	1,359,265	71,171
Flowserve Corp.	1,249,236	68,321
Pentair plc	1,539,086	66,719
Rollins Inc.	944,800	57,340
* Stericycle Inc.	819,966	48,116
* Quanta Services Inc.	1,420,218	47,407
		22,815,992
Information Technology (26.2%)
Apple Inc.	43,783,603	9,883,711
Microsoft Corp.	73,172,218	8,368,707
* Facebook Inc. Class A	23,018,606	3,785,640
* Alphabet Inc. Class C	2,937,383	3,505,679
* Alphabet Inc. Class A	2,852,871	3,443,644
Visa Inc. Class A	16,954,573	2,544,712
Cisco Systems Inc.	43,619,508	2,122,089
Intel Corp.	43,998,218	2,080,676
Mastercard Inc. Class A	8,705,699	1,937,976
NVIDIA Corp.	5,801,406	1,630,311
Oracle Corp.	26,971,510	1,390,651
International Business Machines Corp.	8,709,862	1,317,018
* Adobe Systems Inc.	4,672,144	1,261,245
* salesforce.com Inc.	7,219,745	1,148,156
Accenture plc Class A	6,114,265	1,040,648
Broadcom Inc.	4,118,989	1,016,278
Texas Instruments Inc.	9,276,077	995,230
* PayPal Holdings Inc.	11,294,443	992,104
QUALCOMM Inc.	13,421,612	966,759
Automatic Data Processing Inc.	4,179,525	629,687
Activision Blizzard Inc.	7,273,206	605,058
Intuit Inc.	2,468,168	561,261
* Micron Technology Inc.	11,068,104	500,610
Cognizant Technology Solutions Corp. Class A	5,535,712	427,080
HP Inc.	15,096,081	389,026
Applied Materials Inc.	9,383,814	362,684
* Electronic Arts Inc.	2,908,762	350,477
Fidelity National Information Services Inc.	3,136,676	342,117
Analog Devices Inc.	3,546,389	327,899
* Autodesk Inc.	2,085,968	325,640
* Fiserv Inc.	3,865,188	318,414

*	eBay Inc.	8,880,274	293,227
	TE Connectivity Ltd.	3,325,536	292,414
	Corning Inc.	7,729,730	272,859
	Amphenol Corp. Class A	2,865,141	269,381
*,^ Advanced Micro Devices Inc.		8,185,597	252,853
	DXC Technology Co.	2,682,702	250,886
*	Red Hat Inc.	1,693,429	230,781
	Hewlett Packard Enterprise Co.	14,041,153	229,011
	Lam Research Corp.	1,504,438	228,223
	Paychex Inc.	3,054,255	224,946
	NetApp Inc.	2,475,234	212,598
	Motorola Solutions Inc.	1,548,032	201,461
*	Twitter Inc.	6,870,263	195,528
	Xilinx Inc.	2,412,660	193,423
	Global Payments Inc.	1,509,318	192,287
*	FleetCor Technologies Inc.	843,829	192,258
^	Microchip Technology Inc.	2,248,802	177,453
*	VeriSign Inc.	1,024,201	163,995
	Western Digital Corp.	2,781,612	162,836
	Total System Services Inc.	1,602,160	158,197
	Skyworks Solutions Inc.	1,708,757	155,001
	KLA-Tencor Corp.	1,490,549	151,604
*	ANSYS Inc.	804,784	150,237
*	Take-Two Interactive Software Inc.	1,085,753	149,823
	Broadridge Financial Solutions Inc.	1,110,518	146,533
*	Synopsys Inc.	1,418,622	139,890
*	Gartner Inc.	866,305	137,309
*	Citrix Systems Inc.	1,230,317	136,762
	CA Inc.	2,994,267	132,197
*	Arista Networks Inc.	492,936	131,052
	Symantec Corp.	5,933,905	126,274
*	Cadence Design Systems Inc.	2,700,009	122,364
*	Akamai Technologies Inc.	1,616,037	118,213
	Seagate Technology plc	2,495,027	118,140
*	F5 Networks Inc.	580,354	115,734
	Alliance Data Systems Corp.	451,112	106,535
	Juniper Networks Inc.	3,291,783	98,655
*	Qorvo Inc.	1,199,891	92,260
	Western Union Co.	4,269,629	81,379
	FLIR Systems Inc.	1,317,690	80,998
	Xerox Corp.	2,118,838	57,166
*	IPG Photonics Corp.	343,837	53,663
			61,567,593
Materials (2.4%)
	DowDuPont Inc.	22,024,283	1,416,382
	Praxair Inc.	2,743,708	440,996
	Ecolab Inc.	2,425,363	380,248
	Sherwin-Williams Co.	784,123	356,941
	Air Products & Chemicals Inc.	2,092,255	349,511
	LyondellBasell Industries NV Class A	3,046,374	312,284
	PPG Industries Inc.	2,309,040	251,986
	Freeport-McMoRan Inc.	13,822,632	192,411
	International Paper Co.	3,903,257	191,845
	Nucor Corp.	3,016,360	191,388
	Newmont Mining Corp.	5,092,022	153,779
	Ball Corp.	3,283,758	144,452
	Vulcan Materials Co.	1,261,377	140,265

WestRock Co.	2,433,027	130,021
Eastman Chemical Co.	1,348,754	129,103
CF Industries Holdings Inc.	2,228,919	121,342
International Flavors & Fragrances Inc.	845,744	117,660
FMC Corp.	1,285,241	112,047
Mosaic Co.	3,385,504	109,961
Martin Marietta Materials Inc.	601,578	109,457
Albemarle Corp.	1,035,402	103,312
Packaging Corp. of America	902,405	98,985
Avery Dennison Corp.	834,321	90,399
Sealed Air Corp.	1,516,503	60,888
		5,705,663
Real Estate (2.6%)
American Tower Corp.	4,205,548	611,066
Simon Property Group Inc.	2,950,446	521,491
Crown Castle International Corp.	3,957,838	440,626
Prologis Inc.	6,005,657	407,124
Equinix Inc.	759,102	328,608
Public Storage	1,429,796	288,290
AvalonBay Communities Inc.	1,318,218	238,795
Weyerhaeuser Co.	7,233,718	233,432
Equity Residential	3,512,870	232,763
Welltower Inc.	3,549,817	228,324
Digital Realty Trust Inc.	1,966,211	221,159
Ventas Inc.	3,402,940	185,052
Boston Properties Inc.	1,472,871	181,296
* SBA Communications Corp. Class A	1,096,358	176,108
Realty Income Corp.	2,769,037	157,531
Essex Property Trust Inc.	629,932	155,411
Host Hotels & Resorts Inc.	7,080,764	149,404
* CBRE Group Inc. Class A	3,017,058	133,052
Alexandria Real Estate Equities Inc.	1,009,700	127,010
Vornado Realty Trust	1,652,786	120,653
HCP Inc.	4,485,560	118,060
Mid-America Apartment Communities Inc.	1,086,588	108,854
Extra Space Storage Inc.	1,207,723	104,637
Regency Centers Corp.	1,617,521	104,605
UDR Inc.	2,555,416	103,316
Duke Realty Corp.	3,410,823	96,765
Iron Mountain Inc.	2,731,790	94,301
Federal Realty Investment Trust	701,570	88,728
SL Green Realty Corp.	826,451	80,604
Kimco Realty Corp.	4,013,936	67,193
Apartment Investment & Management Co.	1,501,467	66,260
Macerich Co.	1,009,985	55,842
Brookfield Property Partners LP	5,226	109
		6,226,469
Telecommunication Services (2.0%)
AT&T Inc.	69,294,858	2,326,921
Verizon Communications Inc.	39,428,521	2,105,089
CenturyLink Inc.	9,067,239	192,226
		4,624,236
Utilities (2.8%)
NextEra Energy Inc.	4,499,851	754,175
Duke Energy Corp.	6,796,189	543,831
Dominion Energy Inc.	6,239,457	438,509

	Southern Co.			9,678,580	421,986
	Exelon Corp.			9,214,683	402,313
	American Electric Power Co. Inc.			4,699,212	333,080
	Sempra Energy			2,609,303	296,808
	Public Service Enterprise Group Inc.			4,821,426	254,523
	Xcel Energy Inc.			4,856,921	229,295
*	PG&E Corp.			4,933,971	227,012
	Consolidated Edison Inc.			2,968,345	226,158
	Edison International			3,108,223	210,365
	WEC Energy Group Inc.			3,010,189	200,960
	PPL Corp.			6,673,484	195,266
	DTE Energy Co.			1,735,485	189,394
	Eversource Energy			3,022,800	185,721
	FirstEnergy Corp.			4,639,907	172,465
	American Water Works Co. Inc.			1,723,166	151,587
	Ameren Corp.			2,329,934	147,299
	Evergy Inc.			2,593,811	142,452
	Entergy Corp.			1,726,501	140,071
	CMS Energy Corp.			2,704,190	132,505
	CenterPoint Energy Inc.			4,696,663	129,863
	NRG Energy Inc.			2,896,725	108,338
	Alliant Energy Corp.			2,231,598	94,999
	AES Corp.			6,316,802	88,435
	NiSource Inc.			3,465,729	86,366
	Pinnacle West Capital Corp.			1,068,904	84,636
	SCANA Corp.			1,361,637	52,954
					6,641,366
Total Common Stocks (Cost $122,473,004)					234,612,491
		Coupon
Temporary Cash Investments (0.3%)1
Money Market Fund (0.3%)
2,3 Vanguard Market Liquidity Fund		2.209%		6,312,544	631,254

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill	1.887%–1.918%	10/4/18	11,100	11,098
4	United States Treasury Bill	1.986%	10/18/18	13,000	12,987
4	United States Treasury Bill	2.022%–2.078%	11/15/18	20,500	20,447
					44,532
Total Temporary Cash Investments (Cost $675,792)					675,786
Total Investments (100.0%) (Cost $123,148,796)					235,288,277
Other Asset and Liabilities-Net (0.0%)3					(80,715)
Net Assets (100%)					235,207,562

* Non-income-producing security.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $335,659,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 Includes $348,441,000 of collateral received for securities on loan.

4 Securities with a value of $25,442,000 have been segregated as initial margin for open futures contracts.

Institutional Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional Appreciation
	Expiration	Contracts	Amount (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2018	4,812	702,311	1,656

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Institutional Index Fund

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of September 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	234,364,897	247,594	—
Temporary Cash Investments	631,254	44,532	—
Futures Contracts—Liabilities[1]	(260)	—	—
Total	234,995,891	292,126	—
1 Represents variation margin on the last day of the reporting period.

Vanguard Institutional Total Stock Market Index Fund

Schedule of Investments (unaudited)
As of September 30, 2018

		Market
		Value
	Shares	($000)
Common Stocks (99.4%)1
Basic Materials (2.3%)
DowDuPont Inc.	2,997,442	192,765
Praxair Inc.	372,208	59,825
Ecolab Inc.	336,499	52,756
Air Products & Chemicals Inc.	283,795	47,408
LyondellBasell Industries NV Class A	404,746	41,490
PPG Industries Inc.	315,760	34,459
International Paper Co.	531,205	26,109
Nucor Corp.	411,270	26,095
Freeport-McMoRan Inc.	1,782,648	24,814
Newmont Mining Corp.	690,894	20,865
Celanese Corp. Class A	176,350	20,104
International Flavors & Fragrances Inc.	118,493	16,485
CF Industries Holdings Inc.	302,225	16,453
Eastman Chemical Co.	166,087	15,898
FMC Corp.	174,005	15,170
Mosaic Co.	449,020	14,584
Albemarle Corp.	141,251	14,094
Steel Dynamics Inc.	289,865	13,099
Avery Dennison Corp.	114,476	12,403
RPM International Inc.	173,746	11,283
* Alcoa Corp.	242,646	9,803
Chemours Co.	231,175	9,117
* Axalta Coating Systems Ltd.	284,744	8,303
Reliance Steel & Aluminum Co.	88,472	7,546
Huntsman Corp.	262,270	7,142
United States Steel Corp.	228,617	6,968
Ashland Global Holdings Inc.	81,108	6,802
Royal Gold Inc.	84,739	6,530
WR Grace & Co.	87,650	6,263
Olin Corp.	218,018	5,599
* Ingevity Corp.	54,346	5,537
Versum Materials Inc.	140,797	5,070
* Cleveland-Cliffs Inc.	386,235	4,890
NewMarket Corp.	11,647	4,723
Balchem Corp.	41,617	4,665
PolyOne Corp.	102,929	4,500
Cabot Corp.	71,697	4,497
* Univar Inc.	144,793	4,439
Domtar Corp.	80,805	4,216
Peabody Energy Corp.	117,863	4,201
Westlake Chemical Corp.	50,083	4,162
Sensient Technologies Corp.	54,061	4,136
Scotts Miracle-Gro Co.	50,180	3,951
KapStone Paper and Packaging Corp.	113,458	3,847
Carpenter Technology Corp.	60,485	3,566
* Platform Specialty Products Corp.	282,081	3,517
Quaker Chemical Corp.	16,752	3,387
HB Fuller Co.	64,924	3,355
Minerals Technologies Inc.	46,359	3,134

	Commercial Metals Co.	145,025	2,976
	Compass Minerals International Inc.	43,303	2,910
*	Ferro Corp.	111,271	2,584
	Innospec Inc.	31,929	2,451
	Worthington Industries Inc.	55,467	2,405
*	GCP Applied Technologies Inc.	90,165	2,394
	Stepan Co.	26,506	2,306
	Kaiser Aluminum Corp.	20,988	2,289
	Arch Coal Inc. Class A	23,711	2,120
*,^	AK Steel Holding Corp.	411,440	2,016
*	Kraton Corp.	41,748	1,968
^	US Silica Holdings Inc.	102,168	1,924
	Neenah Inc.	22,265	1,921
	Warrior Met Coal Inc.	62,612	1,693
	Hecla Mining Co.	596,818	1,665
	Materion Corp.	25,539	1,545
	Schweitzer-Mauduit International Inc.	39,385	1,509
*	Verso Corp.	44,438	1,496
	Tronox Ltd. Class A	114,977	1,374
*	CONSOL Energy Inc.	32,942	1,344
	KMG Chemicals Inc.	17,291	1,306
*	AdvanSix Inc.	38,123	1,294
*	Coeur Mining Inc.	238,405	1,271
	Rayonier Advanced Materials Inc.	68,586	1,264
	Chase Corp.	9,710	1,167
	PH Glatfelter Co.	59,326	1,134
	Innophos Holdings Inc.	25,495	1,132
*	Codexis Inc.	64,902	1,113
*	CSW Industrials Inc.	20,684	1,111
*	SunCoke Energy Inc.	85,022	988
*	Resolute Forest Products Inc.	74,075	959
	Schnitzer Steel Industries Inc.	32,638	883
	Tredegar Corp.	40,067	867
*	Koppers Holdings Inc.	27,356	852
*	PQ Group Holdings Inc.	45,211	790
*	Century Aluminum Co.	62,625	750
*	TimkenSteel Corp.	45,826	681
*	Clearwater Paper Corp.	22,649	673
	FutureFuel Corp.	36,222	672
	American Vanguard Corp.	35,788	644
	Haynes International Inc.	17,005	604
	Hawkins Inc.	13,069	542
*	OMNOVA Solutions Inc.	53,888	531
*	Veritiv Corp.	14,480	527
	Kronos Worldwide Inc.	30,597	497
*	Nexeo Solutions Inc.	40,285	493
*	Intrepid Potash Inc.	112,982	406
	Gold Resource Corp.	68,800	354
*,^	Uranium Energy Corp.	176,577	304
	Olympic Steel Inc.	13,827	289
*	AgroFresh Solutions Inc.	43,901	273
	Synalloy Corp.	11,687	267
*	Cloud Peak Energy Inc.	109,988	253
*	Universal Stainless & Alloy Products Inc.	9,128	233
*	LSB Industries Inc.	22,416	219
	Northern Technologies International Corp.	6,166	214
*	Ryerson Holding Corp.	17,637	199

*	ChromaDex Corp.	46,038	197
	Hallador Energy Co.	29,570	184
*	Marrone Bio Innovations Inc.	87,556	160
*	Ur-Energy Inc.	192,839	154
	Friedman Industries Inc.	12,162	115
*	Ampco-Pittsburgh Corp.	17,598	104
*	Ramaco Resources Inc.	12,183	91
*	Senomyx Inc.	54,208	80
*	NL Industries Inc.	9,262	56
	United-Guardian Inc.	2,827	46
*	Pershing Gold Corp.	35,760	43
*,^	Golden Minerals Co.	174,185	36
*,^	Ikonics Corp.	3,253	35
*	General Moly Inc.	71,757	27
*	Solitario Zinc Corp.	56,237	20
*,^	Westwater Resources Inc.	59,443	13
*,^	US Gold Corp.	915	1
*	Paramount Gold Nevada Corp.	700	1
			898,034
Consumer Goods (7.5%)
	Procter & Gamble Co.	3,232,186	269,015
	Coca-Cola Co.	4,964,407	229,306
	PepsiCo Inc.	1,837,751	205,461
	Philip Morris International Inc.	2,014,822	164,289
	Altria Group Inc.	2,449,569	147,734
	NIKE Inc. Class B	1,662,246	140,825
	Mondelez International Inc. Class A	1,912,039	82,141
	Activision Blizzard Inc.	938,796	78,098
	Colgate-Palmolive Co.	1,130,939	75,716
	General Motors Co.	1,643,151	55,325
	Kimberly-Clark Corp.	452,718	51,447
*	Electronic Arts Inc.	397,535	47,899
	Ford Motor Co.	5,068,122	46,880
	Constellation Brands Inc. Class A	206,902	44,612
*,^	Tesla Inc.	165,976	43,945
	Kraft Heinz Co.	790,008	43,537
	Estee Lauder Cos. Inc. Class A	290,255	42,180
	VF Corp.	411,138	38,421
	Archer-Daniels-Midland Co.	724,655	36,428
	General Mills Inc.	768,123	32,968
*	Monster Beverage Corp.	542,733	31,630
	Aptiv plc	342,996	28,777
	Kellogg Co.	359,713	25,187
	Clorox Co.	166,948	25,111
	Tyson Foods Inc. Class A	385,676	22,959
*	Lululemon Athletica Inc.	137,992	22,422
	McCormick & Co. Inc.	157,437	20,742
*	Take-Two Interactive Software Inc.	148,504	20,492
	DR Horton Inc.	464,145	19,578
	Church & Dwight Co. Inc.	317,102	18,826
	Tapestry Inc.	373,809	18,791
	Hershey Co.	182,864	18,652
	Brown-Forman Corp. Class B	363,965	18,398
	Genuine Parts Co.	180,993	17,991
	Conagra Brands Inc.	509,126	17,295
	Lennar Corp. Class A	369,571	17,255
	Hasbro Inc.	146,014	15,349

* Mohawk Industries Inc.	82,169	14,408
PVH Corp.	99,721	14,400
JM Smucker Co.	139,556	14,320
Molson Coors Brewing Co. Class B	230,593	14,181
Hormel Foods Corp.	343,372	13,529
* Michael Kors Holdings Ltd.	185,597	12,725
Lamb Weston Holdings Inc.	190,070	12,659
Bunge Ltd.	182,578	12,545
Lear Corp.	85,647	12,419
* LKQ Corp.	380,443	12,049
BorgWarner Inc.	272,807	11,671
Newell Brands Inc.	554,176	11,250
Garmin Ltd.	157,194	11,011
* NVR Inc.	4,456	11,010
* Wayfair Inc.	73,544	10,860
Pinnacle Foods Inc.	154,484	10,012
Ralph Lauren Corp. Class A	72,233	9,936
Whirlpool Corp.	83,469	9,912
Fortune Brands Home & Security Inc.	187,587	9,822
Ingredion Inc.	93,483	9,812
Harley-Davidson Inc.	215,705	9,771
* Middleby Corp.	71,895	9,300
^ Campbell Soup Co.	252,799	9,260
* US Foods Holding Corp.	278,210	8,574
Hanesbrands Inc.	465,191	8,573
Pool Corp.	49,687	8,292
PulteGroup Inc.	331,817	8,219
Jefferies Financial Group Inc.	374,067	8,215
* WABCO Holdings Inc.	69,222	8,164
* Post Holdings Inc.	82,687	8,107
Polaris Industries Inc.	77,811	7,855
Brunswick Corp.	112,335	7,529
Gentex Corp.	349,164	7,493
Leggett & Platt Inc.	169,531	7,424
* Herbalife Nutrition Ltd.	133,559	7,286
Goodyear Tire & Rubber Co.	307,727	7,198
* Mattel Inc.	449,290	7,054
Coty Inc. Class A	539,744	6,779
* Keurig Dr Pepper Inc.	270,537	6,268
Toll Brothers Inc.	175,548	5,798
Carter's Inc.	58,181	5,737
Nu Skin Enterprises Inc. Class A	68,738	5,665
Thor Industries Inc.	65,171	5,455
Valvoline Inc.	249,845	5,374
* Under Armour Inc. Class A	241,076	5,116
* Skechers U.S.A. Inc. Class A	176,846	4,939
* Under Armour Inc.	247,532	4,817
* Deckers Outdoor Corp.	40,135	4,759
Wolverine World Wide Inc.	116,650	4,555
* Helen of Troy Ltd.	34,497	4,516
Energizer Holdings Inc.	76,988	4,515
Flowers Foods Inc.	231,408	4,318
* Darling Ingredients Inc.	215,715	4,168
* Zynga Inc. Class A	997,345	3,999
Spectrum Brands Holdings Inc.	51,484	3,847
* Welbilt Inc.	181,314	3,786
Lancaster Colony Corp.	25,340	3,781

	Columbia Sportswear Co.	40,549	3,774
*,^	iRobot Corp.	34,134	3,752
*	Visteon Corp.	38,537	3,580
	Steven Madden Ltd.	67,627	3,577
	Delphi Technologies plc	114,066	3,577
*	TreeHouse Foods Inc.	73,717	3,527
	Dana Inc.	186,056	3,474
	Medifast Inc.	15,043	3,333
*	Fox Factory Holding Corp.	46,701	3,271
*	Elanco Animal Health Inc.	92,465	3,226
*	Hain Celestial Group Inc.	118,864	3,224
*	Edgewell Personal Care Co.	69,494	3,213
*,^	Tempur Sealy International Inc.	59,452	3,145
*	Boston Beer Co. Inc. Class A	10,731	3,085
	Callaway Golf Co.	122,193	2,968
	Herman Miller Inc.	76,449	2,936
	WD-40 Co.	17,045	2,933
	J&J Snack Foods Corp.	18,992	2,866
*	Cavco Industries Inc.	11,251	2,847
*	Cooper-Standard Holdings Inc.	23,621	2,834
	Tenneco Inc.	66,699	2,811
	Sanderson Farms Inc.	26,448	2,734
	KB Home	111,956	2,677
*	Dorman Products Inc.	34,634	2,664
*	Taylor Morrison Home Corp. Class A	146,269	2,639
	LCI Industries	31,499	2,608
*	G-III Apparel Group Ltd.	52,199	2,515
*	American Axle & Manufacturing Holdings Inc.	142,251	2,481
	HNI Corp.	55,608	2,460
^	B&G Foods Inc.	88,154	2,420
*	TRI Pointe Group Inc.	193,979	2,405
*	Meritor Inc.	113,815	2,203
*	Gentherm Inc.	47,390	2,154
	Universal Corp.	32,839	2,135
	Steelcase Inc. Class A	109,816	2,032
*	Meritage Homes Corp.	50,595	2,019
*	USANA Health Sciences Inc.	16,619	2,003
	Tupperware Brands Corp.	58,156	1,945
	Oxford Industries Inc.	21,291	1,920
	La-Z-Boy Inc.	60,269	1,905
	Vector Group Ltd.	136,371	1,879
	Calavo Growers Inc.	19,279	1,862
*	Central Garden & Pet Co. Class A	56,067	1,858
	Cooper Tire & Rubber Co.	65,143	1,844
	Cal-Maine Foods Inc.	36,910	1,783
	Interface Inc. Class A	76,192	1,779
*,^	National Beverage Corp.	15,202	1,773
*	Crocs Inc.	83,184	1,771
	MDC Holdings Inc.	57,631	1,705
*	American Woodmark Corp.	20,835	1,635
	ACCO Brands Corp.	143,055	1,617
*	Sleep Number Corp.	43,941	1,616
*	Malibu Boats Inc. Class A	27,669	1,514
	Seaboard Corp.	397	1,473
*	Fitbit Inc. Class A	275,087	1,472
	Knoll Inc.	62,105	1,456
	Sturm Ruger & Co. Inc.	20,887	1,442

	Inter Parfums Inc.	22,346	1,440
	Nutrisystem Inc.	38,531	1,428
*	Fossil Group Inc.	59,449	1,384
*	Vista Outdoor Inc.	75,956	1,359
*	Hostess Brands Inc. Class A	119,779	1,326
	MGP Ingredients Inc.	16,401	1,295
	Fresh Del Monte Produce Inc.	37,099	1,257
	Winnebago Industries Inc.	37,722	1,251
	Acushnet Holdings Corp.	45,309	1,243
	Andersons Inc.	32,445	1,222
	Standard Motor Products Inc.	24,384	1,200
*	Pilgrim's Pride Corp.	64,378	1,165
	Phibro Animal Health Corp. Class A	26,566	1,140
*,^	LGI Homes Inc.	24,003	1,139
*	Freshpet Inc.	30,854	1,132
*,^	GoPro Inc. Class A	152,259	1,096
*	Glu Mobile Inc.	145,785	1,086
*	Stoneridge Inc.	36,429	1,083
	Coca-Cola Bottling Co. Consolidated	5,933	1,081
*	American Outdoor Brands Corp.	67,770	1,052
	Lennar Corp. Class B	26,910	1,036
	Skyline Champion Corp.	35,518	1,015
*	Modine Manufacturing Co.	64,465	961
*	Century Communities Inc.	34,354	902
	Movado Group Inc.	21,240	890
	National Presto Industries Inc.	6,773	878
	Dean Foods Co.	122,182	868
*	M/I Homes Inc.	36,119	864
^	Camping World Holdings Inc. Class A	40,403	861
*	MCBC Holdings Inc.	22,563	810
	Kimball International Inc. Class B	46,939	786
*	Primo Water Corp.	42,390	765
	Tower International Inc.	24,781	750
	John B Sanfilippo & Son Inc.	9,911	707
^	Tootsie Roll Industries Inc.	23,400	684
*	William Lyon Homes Class A	42,954	683
	Ethan Allen Interiors Inc.	32,728	679
*	Universal Electronics Inc.	17,123	674
*	Motorcar Parts of America Inc.	24,983	586
*	Unifi Inc.	19,978	566
*	Nautilus Inc.	39,087	545
	Johnson Outdoors Inc. Class A	5,758	535
	Hooker Furniture Corp.	15,264	516
	Titan International Inc.	69,292	514
	Superior Industries International Inc.	30,144	514
	Limoneira Co.	19,434	507
*	Vera Bradley Inc.	32,558	497
*	ZAGG Inc.	33,366	492
*	Perry Ellis International Inc.	16,441	449
*	Beazer Homes USA Inc.	42,392	445
*	Central Garden & Pet Co.	11,585	418
*,^	22nd Century Group Inc.	148,514	417
	Turning Point Brands Inc.	8,947	371
*	Farmer Brothers Co.	13,700	362
*,^	elf Beauty Inc.	27,753	353
	Culp Inc.	13,935	337
*,^	Sonos Inc.	19,200	308

*	Seneca Foods Corp. Class A	9,066	306
	Bassett Furniture Industries Inc.	13,657	290
	Flexsteel Industries Inc.	9,749	290
	Libbey Inc.	31,918	279
*	Funko Inc. Class A	11,255	267
	Rocky Brands Inc.	9,372	265
	Weyco Group Inc.	7,434	262
	Oil-Dri Corp. of America	6,706	259
	Clarus Corp.	22,989	254
*	Pyxus International Inc.	10,911	251
	Superior Group of Cos. Inc.	13,164	250
	Marine Products Corp.	10,544	241
*,^	Revlon Inc. Class A	10,681	238
*	PolarityTE Inc.	12,318	235
	Hamilton Beach Brands Holding Co. Class A	10,712	235
*	Hovnanian Enterprises Inc. Class A	146,238	234
*	Craft Brew Alliance Inc.	13,379	219
*,^	Arlo Technologies Inc.	14,297	207
*,^	Vuzix Corp.	30,030	197
*	Shiloh Industries Inc.	17,046	188
*,^	Akoustis Technologies Inc.	22,870	180
	Lifetime Brands Inc.	15,628	170
	Strattec Security Corp.	4,533	162
*	Lifevantage Corp.	13,782	151
	Escalade Inc.	11,767	151
*	Delta Apparel Inc.	8,147	145
*	New Home Co. Inc.	17,246	139
*	Castle Brands Inc.	123,932	133
*,^	New Age Beverages Corp.	24,648	132
	Acme United Corp.	5,355	114
*	Lakeland Industries Inc.	7,656	102
*	Natural Alternatives International Inc.	10,100	99
	Alico Inc.	2,896	98
*	RiceBran Technologies	33,557	96
*	Vince Holding Corp.	6,249	92
*,^	Eastman Kodak Co.	29,730	92
	Kewaunee Scientific Corp.	2,881	91
*	Reed's Inc.	26,990	88
	Core Molding Technologies Inc.	12,449	83
	Unique Fabricating Inc.	9,787	79
*	Nature's Sunshine Products Inc.	8,435	74
*,^	Nova Lifestyle Inc.	40,548	71
*	Coffee Holding Co. Inc.	15,954	71
	LS Starrett Co. Class A	11,175	67
*	Veru Inc.	44,932	64
*	JAKKS Pacific Inc.	24,492	62
*	S&W Seed Co.	24,763	61
*,^	Celsius Holdings Inc.	14,500	58
	Virco Manufacturing Corp.	11,724	57
*	US Auto Parts Network Inc.	35,456	55
*	Sequential Brands Group Inc.	32,134	54
*,^	Blink Charging Co.	20,953	51
*	Emerson Radio Corp.	32,812	48
*	Tandy Leather Factory Inc.	5,825	43
*	Lovesac Co.	1,458	36
*	Summer Infant Inc.	22,600	36
*,^	Orchids Paper Products Co.	10,552	35

*	Lipocine Inc.	24,909	34
*	Iconix Brand Group Inc.	96,145	30
*	Zedge Inc. Class B	14,083	28
	Crown Crafts Inc.	4,278	24
*	Dixie Group Inc.	13,898	22
*	Alpha Pro Tech Ltd.	6,000	21
*	Lifeway Foods Inc.	7,562	20
	Rocky Mountain Chocolate Factory Inc.	1,688	17
	CompX International Inc.	1,065	15
*,^	Cherokee Inc.	17,282	13
*	Willamette Valley Vineyards Inc.	800	6
*	Cyanotech Corp.	997	3
			2,907,534
Consumer Services (13.5%)
*	Amazon.com Inc.	538,081	1,077,776
	Home Depot Inc.	1,485,388	307,698
	Walt Disney Co.	1,834,736	214,554
	Comcast Corp. Class A	5,938,674	210,288
*	Netflix Inc.	536,870	200,859
	Walmart Inc.	1,913,312	179,679
	McDonald's Corp.	1,007,776	168,591
	Costco Wholesale Corp.	568,704	133,577
*	Booking Holdings Inc.	61,751	122,514
	Lowe's Cos. Inc.	1,000,688	114,899
	CVS Health Corp.	1,320,134	103,921
	Starbucks Corp.	1,665,638	94,675
	TJX Cos. Inc.	771,809	86,458
	Walgreens Boots Alliance Inc.	1,092,222	79,623
*	Charter Communications Inc. Class A	211,102	68,794
	Twenty-First Century Fox Inc. Class A	1,363,992	63,194
	Target Corp.	683,818	60,320
	Ross Stores Inc.	490,345	48,593
	Delta Air Lines Inc.	808,705	46,767
	Marriott International Inc. Class A	339,720	44,853
	Sysco Corp.	607,592	44,506
	Southwest Airlines Co.	670,435	41,869
*	eBay Inc.	1,222,967	40,382
	Dollar General Corp.	347,907	38,026
	Yum! Brands Inc.	413,630	37,603
*	O'Reilly Automotive Inc.	104,836	36,412
	McKesson Corp.	260,706	34,583
	Carnival Corp.	519,129	33,105
	Hilton Worldwide Holdings Inc.	387,184	31,277
	Las Vegas Sands Corp.	511,173	30,328
	Kroger Co.	1,038,158	30,221
	Twenty-First Century Fox Inc.	622,503	28,523
	Royal Caribbean Cruises Ltd.	217,851	28,308
*	United Continental Holdings Inc.	301,265	26,831
*	AutoZone Inc.	34,455	26,727
	CBS Corp. Class B	445,909	25,617
*	Dollar Tree Inc.	307,941	25,113
	Best Buy Co. Inc.	309,067	24,528
	American Airlines Group Inc.	539,162	22,284
*	Ulta Beauty Inc.	74,410	20,993
	Omnicom Group Inc.	294,039	20,001
	Expedia Group Inc.	152,031	19,837
	AmerisourceBergen Corp. Class A	212,174	19,567

	Tiffany & Co.	151,548	19,545
	Darden Restaurants Inc.	160,672	17,865
	MGM Resorts International	630,771	17,605
*	CarMax Inc.	229,669	17,149
*	GrubHub Inc.	117,554	16,295
	Kohl's Corp.	217,928	16,247
	Domino's Pizza Inc.	54,723	16,132
	Wynn Resorts Ltd.	126,618	16,088
	Viacom Inc. Class B	469,416	15,847
	Advance Auto Parts Inc.	91,057	15,328
*	Norwegian Cruise Line Holdings Ltd.	261,429	15,014
*	Chipotle Mexican Grill Inc. Class A	32,393	14,723
	Tractor Supply Co.	158,065	14,365
	Vail Resorts Inc.	52,328	14,360
*	Burlington Stores Inc.	87,678	14,284
	Macy's Inc.	396,671	13,776
	Aramark	318,446	13,700
*	Copart Inc.	255,123	13,146
*	Discovery Communications Inc.	444,054	13,135
	Nielsen Holdings plc	461,322	12,760
*	Qurate Retail Group Inc. QVC Group Class A	564,301	12,533
*	Liberty Broadband Corp.	143,578	12,104
	Interpublic Group of Cos. Inc.	497,882	11,387
	FactSet Research Systems Inc.	50,389	11,272
	Alaska Air Group Inc.	159,637	10,993
*	ServiceMaster Global Holdings Inc.	175,262	10,871
	Gap Inc.	372,064	10,734
	KAR Auction Services Inc.	174,147	10,395
*	DISH Network Corp. Class A	282,364	10,097
	Service Corp. International	224,690	9,931
*	Live Nation Entertainment Inc.	175,903	9,581
*	Liberty Media Corp-Liberty Formula One	253,880	9,442
*	Five Below Inc.	71,726	9,329
	L Brands Inc.	307,538	9,318
*	Liberty Media Corp-Liberty SiriusXM C	212,048	9,213
^	Sirius XM Holdings Inc.	1,447,863	9,150
	Nordstrom Inc.	152,005	9,091
*	Bright Horizons Family Solutions Inc.	74,764	8,810
	News Corp. Class A	650,036	8,574
	Sabre Corp.	321,430	8,383
*,^	Caesars Entertainment Corp.	812,444	8,328
	Altice USA Inc. Class A	440,384	7,989
*	JetBlue Airways Corp.	408,495	7,908
	Dunkin' Brands Group Inc.	107,080	7,894
	Foot Locker Inc.	152,778	7,789
	Rollins Inc.	126,876	7,700
*	Madison Square Garden Co. Class A	23,506	7,412
	Wyndham Hotels & Resorts Inc.	129,530	7,198
*	Etsy Inc.	139,974	7,192
*	Grand Canyon Education Inc.	62,588	7,060
*	TripAdvisor Inc.	136,954	6,994
	H&R Block Inc.	270,197	6,958
	Dun & Bradstreet Corp.	48,107	6,856
^	Williams-Sonoma Inc.	103,458	6,799
*	Trade Desk Inc. Class A	43,579	6,576
*	Ollie's Bargain Outlet Holdings Inc.	68,361	6,569
	Six Flags Entertainment Corp.	92,574	6,463

	Casey's General Stores Inc.	48,596	6,274
*,^	Discovery Communications Inc. Class A	194,516	6,224
*	Planet Fitness Inc. Class A	114,048	6,162
	Texas Roadhouse Inc. Class A	85,794	5,945
	Cable One Inc.	6,265	5,536
*	Roku Inc.	75,499	5,514
	Cinemark Holdings Inc.	136,959	5,506
	Marriott Vacations Worldwide Corp.	49,010	5,477
	Dolby Laboratories Inc. Class A	77,100	5,395
	Wyndham Destinations Inc.	124,332	5,391
	American Eagle Outfitters Inc.	214,053	5,315
	Signet Jewelers Ltd.	76,641	5,053
*	Yelp Inc. Class A	102,292	5,033
*	Stamps.com Inc.	22,143	5,009
	Extended Stay America Inc.	244,866	4,954
	Aaron's Inc.	90,787	4,944
*	Liberty Media Corp-Liberty SiriusXM A	111,367	4,838
	World Wrestling Entertainment Inc. Class A	49,946	4,831
*	Acxiom Holdings Inc.	94,296	4,659
	Nexstar Media Group Inc. Class A	56,591	4,606
^	Cracker Barrel Old Country Store Inc.	31,171	4,586
	New York Times Co. Class A	191,962	4,444
*	Sprouts Farmers Market Inc.	161,803	4,435
*	Weight Watchers International Inc.	60,076	4,325
	Hyatt Hotels Corp. Class A	53,861	4,287
*	Performance Food Group Co.	128,154	4,268
	Wendy's Co.	247,396	4,240
*	Hilton Grand Vacations Inc.	125,413	4,151
*	Spirit Airlines Inc.	88,378	4,151
*	Urban Outfitters Inc.	98,950	4,047
*	AMC Networks Inc. Class A	59,586	3,953
	Churchill Downs Inc.	14,116	3,920
	Tribune Media Co. Class A	101,449	3,899
	Hillenbrand Inc.	73,254	3,831
*	Cargurus Inc.	68,072	3,791
	SkyWest Inc.	64,197	3,781
	Strategic Education Inc.	27,490	3,767
*	Adtalem Global Education Inc.	78,091	3,764
*	Chegg Inc.	130,602	3,713
	Choice Hotels International Inc.	43,730	3,643
*,^	Eldorado Resorts Inc.	74,924	3,641
	AMERCO	10,187	3,633
	John Wiley & Sons Inc. Class A	59,902	3,630
*	Penn National Gaming Inc.	107,992	3,555
	Boyd Gaming Corp.	103,309	3,497
*	Murphy USA Inc.	40,822	3,489
	Dick's Sporting Goods Inc.	97,777	3,469
	Dave & Buster's Entertainment Inc.	52,157	3,454
	TEGNA Inc.	279,767	3,346
*	Liberty Expedia Holdings Inc. Class A	69,967	3,291
*,^	RH	25,115	3,290
*	AutoNation Inc.	77,268	3,210
	Lions Gate Entertainment Corp. Class B	134,632	3,137
*,^	Pandora Media Inc.	328,834	3,127
	Morningstar Inc.	24,732	3,114
	Graham Holdings Co. Class B	5,354	3,102
	DSW Inc. Class A	88,809	3,009

*	National Vision Holdings Inc.	64,356	2,905
	Jack in the Box Inc.	34,545	2,896
*	Sally Beauty Holdings Inc.	156,104	2,871
	Cheesecake Factory Inc.	53,431	2,861
*	Sotheby's	57,897	2,848
*	Avis Budget Group Inc.	87,700	2,819
	Monro Inc.	40,437	2,814
*	Shutterfly Inc.	42,703	2,814
	PriceSmart Inc.	33,327	2,698
	Sinclair Broadcast Group Inc. Class A	93,474	2,650
	Bed Bath & Beyond Inc.	174,495	2,617
	Meredith Corp.	50,867	2,597
*	BJ's Wholesale Club Holdings Inc.	96,705	2,590
	Wingstop Inc.	37,752	2,577
	Children's Place Inc.	20,111	2,570
*	Cars.com Inc.	91,892	2,537
^	Brinker International Inc.	54,170	2,531
	Hawaiian Holdings Inc.	62,237	2,496
	Lithia Motors Inc. Class A	30,532	2,493
	Red Rock Resorts Inc. Class A	91,506	2,439
*	Pinnacle Entertainment Inc.	70,471	2,374
*,^	Carvana Co. Class A	39,926	2,359
*	Liberty Broadband Corp. Class A	27,846	2,348
	Office Depot Inc.	715,824	2,298
*	Michaels Cos. Inc.	141,445	2,296
	Big Lots Inc.	53,029	2,216
*	Groupon Inc. Class A	587,321	2,214
*	Floor & Decor Holdings Inc. Class A	71,453	2,156
	Allegiant Travel Co. Class A	16,932	2,147
*	SeaWorld Entertainment Inc.	68,233	2,145
	Bloomin' Brands Inc.	106,134	2,100
*	Belmond Ltd. Class A	113,572	2,073
	Penske Automotive Group Inc.	43,674	2,070
	Matthews International Corp. Class A	40,169	2,014
	Sonic Corp.	46,121	1,999
	BJ's Restaurants Inc.	27,611	1,993
*	MSG Networks Inc.	75,834	1,956
	GameStop Corp. Class A	127,349	1,945
*	United Natural Foods Inc.	64,567	1,934
	Core-Mark Holding Co. Inc.	56,349	1,914
	Abercrombie & Fitch Co.	89,153	1,883
*,^	ANGI Homeservices Inc. Class A	79,212	1,860
*,^	Shake Shack Inc. Class A	29,470	1,857
*	Asbury Automotive Group Inc.	26,908	1,850
	Caleres Inc.	51,417	1,844
*	Scientific Games Corp.	72,120	1,832
*	Gray Television Inc.	103,844	1,817
*	At Home Group Inc.	57,495	1,813
*	Rite Aid Corp.	1,395,406	1,786
	Dine Brands Global Inc.	21,874	1,779
^	Lions Gate Entertainment Corp. Class A	69,235	1,689
	Tailored Brands Inc.	65,399	1,647
	Guess? Inc.	72,569	1,640
	Viad Corp.	27,605	1,636
*	Herc Holdings Inc.	31,904	1,633
	Group 1 Automotive Inc.	24,866	1,614
*	Quotient Technology Inc.	103,783	1,609

*	SUPERVALU Inc.	48,753	1,571
	Papa John's International Inc.	29,996	1,538
*	Laureate Education Inc. Class A	97,429	1,504
*	Simply Good Foods Co.	77,236	1,502
*,^	Stitch Fix Inc. Class A	34,242	1,499
	Gannett Co. Inc.	145,599	1,457
	AMC Entertainment Holdings Inc. Class A	69,598	1,427
*,^	TrueCar Inc.	100,674	1,419
*	Diplomat Pharmacy Inc.	73,026	1,417
	Scholastic Corp.	30,244	1,412
*	Liberty TripAdvisor Holdings Inc. Class A	94,736	1,407
	Chico's FAS Inc.	157,920	1,369
	International Speedway Corp. Class A	30,203	1,323
*	Career Education Corp.	88,282	1,318
^	Entercom Communications Corp. Class A	165,599	1,308
*	Liberty Media Corp-Liberty Braves Series C	47,965	1,307
^	Dillard's Inc. Class A	16,098	1,229
	EW Scripps Co. Class A	72,402	1,195
*,^	Trupanion Inc.	33,261	1,188
*	Hertz Global Holdings Inc.	72,313	1,181
	New Media Investment Group Inc.	74,298	1,166
*	Denny's Corp.	79,058	1,164
*	Genesco Inc.	23,972	1,129
	Ruth's Hospitality Group Inc.	35,680	1,126
*	Chefs' Warehouse Inc.	30,649	1,114
*	comScore Inc.	60,607	1,105
*	XO Group Inc.	30,916	1,066
	National CineMedia Inc.	100,340	1,063
*	Boot Barn Holdings Inc.	36,392	1,034
*	Express Inc.	92,829	1,027
*	SP Plus Corp.	28,092	1,025
*	Party City Holdco Inc.	75,323	1,021
*	Ascena Retail Group Inc.	222,066	1,015
*	Liberty Media Corp-Liberty Formula One Class A	28,343	1,008
*	Providence Service Corp.	14,978	1,008
	Marcus Corp.	23,448	986
*	Houghton Mifflin Harcourt Co.	135,949	952
*	Regis Corp.	46,246	945
	Buckle Inc.	39,531	911
*	K12 Inc.	51,176	906
*	PlayAGS Inc.	30,276	892
	SpartanNash Co.	43,652	876
	PetMed Express Inc.	26,421	872
	Weis Markets Inc.	19,860	862
*	Rent-A-Center Inc.	59,853	861
*,^	Conn's Inc.	24,202	856
*	Fiesta Restaurant Group Inc.	28,153	753
*	MarineMax Inc.	35,323	751
*,^	Overstock.com Inc.	26,818	743
*	QuinStreet Inc.	54,385	738
*	Care.com Inc.	33,105	732
*	Red Robin Gourmet Burgers Inc.	17,369	697
*	Monarch Casino & Resort Inc.	15,316	696
*	American Public Education Inc.	20,877	690
*	Carrols Restaurant Group Inc.	45,917	670
*,^	JC Penney Co. Inc.	399,803	664
	Ingles Markets Inc. Class A	18,917	648

*	Zumiez Inc.	24,114	635
*	America's Car-Mart Inc.	8,015	627
*	Lumber Liquidators Holdings Inc.	37,719	584
*	Golden Entertainment Inc.	24,266	583
	Cato Corp. Class A	27,511	578
	Shoe Carnival Inc.	14,879	573
	Winmark Corp.	3,401	565
*	Chuy's Holdings Inc.	21,437	563
	Sonic Automotive Inc. Class A	28,727	556
	Emerald Expositions Events Inc.	33,529	553
*	TechTarget Inc.	26,203	509
	Tilly's Inc. Class A	26,075	494
*	Lindblad Expeditions Holdings Inc.	33,048	491
	Haverty Furniture Cos. Inc.	22,201	491
*	Del Taco Restaurants Inc.	41,337	488
*	Hibbett Sports Inc.	25,202	474
*	GNC Holdings Inc. Class A	108,755	450
*	Clean Energy Fuels Corp.	173,089	450
	Citi Trends Inc.	15,639	450
	Entravision Communications Corp. Class A	88,548	434
*	Drive Shack Inc.	72,521	432
	Carriage Services Inc. Class A	19,781	426
*	BrightView Holdings Inc.	26,086	419
*	Reading International Inc. Class A	25,341	400
*	1-800-Flowers.com Inc. Class A	33,875	400
*	Habit Restaurants Inc. Class A	25,017	399
*	OptimizeRx Corp.	21,568	388
*,^	Duluth Holdings Inc.	12,308	387
*	Bojangles' Inc.	24,054	378
*	tronc Inc.	22,480	367
*	Titan Machinery Inc.	23,701	367
	Barnes & Noble Inc.	62,628	363
*	El Pollo Loco Holdings Inc.	28,309	355
	Nathan's Famous Inc.	4,297	354
*	Del Frisco's Restaurant Group Inc.	41,555	345
*	Liberty Media Corp-Liberty Braves Series A	12,633	345
*,^	Noodles & Co. Class A	28,291	342
	RCI Hospitality Holdings Inc.	11,477	340
*,^	Boston Omaha Corp. Class A	11,274	337
	Tile Shop Holdings Inc.	47,120	337
*	Potbelly Corp.	27,369	337
*	Bridgepoint Education Inc. Class A	32,556	331
*	Hemisphere Media Group Inc. Class A	23,290	325
*	MDC Partners Inc. Class A	74,507	309
	Speedway Motorsports Inc.	16,887	301
	Village Super Market Inc. Class A	10,801	294
*	Biglari Holdings Inc. Class B	1,618	293
*,^	Zoe's Kitchen Inc.	22,998	293
*	Red Lion Hotels Corp.	21,626	270
	Saga Communications Inc. Class A	7,419	268
*	Vitamin Shoppe Inc.	26,666	267
*,^	Daily Journal Corp.	1,074	259
*	Gaia Inc. Class A	16,289	251
*	Cambium Learning Group Inc.	21,154	250
*	Sportsman's Warehouse Holdings Inc.	42,575	249
*	Century Casinos Inc.	33,152	247
	Natural Health Trends Corp.	10,569	246

*	Avid Technology Inc.	41,283	245
*	Barnes & Noble Education Inc.	42,279	244
*	Liquidity Services Inc.	38,017	241
	Clear Channel Outdoor Holdings Inc. Class A	40,388	240
*	J Alexander's Holdings Inc.	20,016	238
*	Lands' End Inc.	13,310	234
*	Container Store Group Inc.	20,580	228
*	Tuesday Morning Corp.	69,632	223
*	Build-A-Bear Workshop Inc.	23,091	209
*	Leaf Group Ltd.	20,217	202
*	Natural Grocers by Vitamin Cottage Inc.	11,815	200
*,^	HF Foods Group Inc.	13,080	197
*	PCM Inc.	9,622	188
*	Kirkland's Inc.	17,778	179
*	Smart & Final Stores Inc.	31,390	179
	Pier 1 Imports Inc.	113,979	171
*	Lee Enterprises Inc.	63,800	169
*	Rubicon Project Inc.	46,843	169
^	Big 5 Sporting Goods Corp.	31,098	159
*	Francesca's Holdings Corp.	40,409	150
*	Global Eagle Entertainment Inc.	53,015	149
	Marchex Inc. Class B	52,492	146
	CSS Industries Inc.	10,197	145
*	Town Sports International Holdings Inc.	16,370	142
*	Biglari Holdings Inc.	150	138
*	Destination XL Group Inc.	55,225	138
*	Mesa Air Group Inc.	9,310	129
*	J. Jill Inc.	20,843	129
*	Profire Energy Inc.	39,969	127
*,^	Blue Apron Holdings Inc. Class A	73,575	127
	Collectors Universe Inc.	8,514	126
	AH Belo Corp. Class A	27,149	125
*	New York & Co. Inc.	29,648	114
*,^	Stein Mart Inc.	46,076	108
*	RealNetworks Inc.	35,959	106
*	Travelzoo	8,232	98
*	TheStreet Inc.	43,994	97
*	Fred's Inc. Class A	46,367	95
*	Digital Turbine Inc.	75,668	94
^	Chicken Soup For The Soul Entertainment Inc.	8,803	90
*	Full House Resorts Inc.	30,864	89
	Educational Development Corp.	7,752	89
	News Corp. Class B	6,470	88
*	McClatchy Co. Class A	9,974	85
*,^	Remark Holdings Inc.	24,925	79
*	EVINE Live Inc.	68,549	79
*	Fluent Inc.	36,485	78
*	Famous Dave's of America Inc.	11,721	77
	Ark Restaurants Corp.	3,264	75
*,^	LiveXLive Media Inc.	18,705	73
*	FTD Cos. Inc.	26,480	70
*	Destination Maternity Corp.	14,630	68
	Peak Resorts Inc.	13,573	66
	Townsquare Media Inc. Class A	8,492	66
*	AutoWeb Inc.	20,942	62
*	Luby's Inc.	35,510	60
	A-Mark Precious Metals Inc.	4,552	59

^	Stage Stores Inc.	29,990	59
*	Lazydays Holdings Inc.	7,816	59
*	Good Times Restaurants Inc.	12,656	59
*,^	Dover Downs Gaming & Entertainment Inc.	20,413	58
*	Valeritas Holdings Inc.	43,103	57
*	Emmis Communications Corp. Class A	10,866	57
	Harte-Hanks Inc.	7,754	55
*	Urban One Inc.	25,730	51
	Dover Motorsports Inc.	23,356	50
*	Rave Restaurant Group Inc.	34,295	49
*	Diversified Restaurant Holdings Inc.	34,766	49
*	Christopher & Banks Corp.	52,928	40
*,^	Sears Holdings Corp.	37,141	36
	Salem Media Group Inc. Class A	10,229	35
*	ONE Group Hospitality Inc.	8,872	31
*	Ascent Capital Group Inc. Class A	17,463	31
*	EverQuote Inc. Class A	1,867	28
*	Eastside Distilling Inc.	2,572	21
*	Inspired Entertainment Inc.	2,798	17
*	Papa Murphy's Holdings Inc.	3,000	16
*	Insignia Systems Inc.	7,050	12
	Canterbury Park Holding Corp.	400	6
*	National American University Holdings Inc.	5,908	5
	Beasley Broadcast Group Inc. Class A	651	4
*,^	Urban One Inc. Class A	1,680	4
*	Ifresh Inc.	1,233	3
*,§	Universal Travel Group	118	—
			5,209,955
Financials (19.0%)
*	Berkshire Hathaway Inc. Class B	2,470,961	529,057
	JPMorgan Chase & Co.	4,365,859	492,644
	Bank of America Corp.	12,326,939	363,152
	Visa Inc. Class A	2,308,229	346,442
	Wells Fargo & Co.	5,628,858	295,853
	Mastercard Inc. Class A	1,198,714	266,846
	Citigroup Inc.	3,269,429	234,549
	US Bancorp	2,017,105	106,523
	Goldman Sachs Group Inc.	440,340	98,742
	American Express Co.	891,787	94,966
	American Tower Corp.	572,544	83,191
	Morgan Stanley	1,702,596	79,290
	PNC Financial Services Group Inc.	575,570	78,387
	Charles Schwab Corp.	1,573,311	77,328
	Chubb Ltd.	572,219	76,471
	CME Group Inc.	441,334	75,119
	Simon Property Group Inc.	401,491	70,964
	BlackRock Inc.	145,231	68,452
	S&P Global Inc.	325,633	63,625
	American International Group Inc.	1,154,134	61,446
	Crown Castle International Corp.	538,601	59,962
	Bank of New York Mellon Corp.	1,172,282	59,775
	Capital One Financial Corp.	623,096	59,150
	Intercontinental Exchange Inc.	748,706	56,071
	Prologis Inc.	815,600	55,290
	Prudential Financial Inc.	540,994	54,814
	Marsh & McLennan Cos. Inc.	657,176	54,362
	Progressive Corp.	754,679	53,612

BB&T Corp.	1,010,234	49,037
Aon plc	316,109	48,611
Aflac Inc.	998,294	46,990
MetLife Inc.	968,205	45,235
Travelers Cos. Inc.	348,134	45,156
Equinix Inc.	103,226	44,685
Allstate Corp.	449,869	44,402
SunTrust Banks Inc.	601,912	40,202
Public Storage	192,046	38,722
State Street Corp.	460,672	38,595
Moody's Corp.	211,229	35,317
Discover Financial Services	449,002	34,326
T. Rowe Price Group Inc.	297,699	32,503
AvalonBay Communities Inc.	179,253	32,472
Weyerhaeuser Co.	980,833	31,651
Equity Residential	477,439	31,635
Welltower Inc.	482,090	31,008
Digital Realty Trust Inc.	266,905	30,021
Northern Trust Corp.	276,536	28,243
M&T Bank Corp.	169,217	27,843
Ameriprise Financial Inc.	185,607	27,407
KeyCorp	1,374,150	27,332
Synchrony Financial	869,093	27,011
Regions Financial Corp.	1,449,564	26,599
Ventas Inc.	461,837	25,115
Boston Properties Inc.	200,086	24,629
Fifth Third Bancorp	877,642	24,504
Citizens Financial Group Inc.	626,918	24,180
* SBA Communications Corp. Class A	149,234	23,971
* IHS Markit Ltd.	441,996	23,850
Hartford Financial Services Group Inc.	463,434	23,153
Principal Financial Group Inc.	370,171	21,688
* SVB Financial Group	68,642	21,336
Huntington Bancshares Inc.	1,423,924	21,245
Realty Income Corp.	372,838	21,211
Essex Property Trust Inc.	85,572	21,111
Equifax Inc.	155,842	20,348
* Markel Corp.	17,116	20,342
Host Hotels & Resorts Inc.	960,284	20,262
First Republic Bank	209,049	20,069
Comerica Inc.	222,342	20,055
MSCI Inc. Class A	110,723	19,643
TD Ameritrade Holding Corp.	367,598	19,420
Lincoln National Corp.	281,372	19,038
* CBRE Group Inc. Class A	416,330	18,360
* E*TRADE Financial Corp.	341,450	17,889
Arthur J Gallagher & Co.	235,484	17,529
Alexandria Real Estate Equities Inc.	136,893	17,220
Annaly Capital Management Inc.	1,674,282	17,128
KKR & Co. Inc. Class A	610,656	16,653
Loews Corp.	331,145	16,633
Vornado Realty Trust	221,753	16,188
HCP Inc.	608,613	16,019
Raymond James Financial Inc.	170,312	15,677
Cincinnati Financial Corp.	202,810	15,578
* Arch Capital Group Ltd.	501,521	14,950
Mid-America Apartment Communities Inc.	147,394	14,766

Ally Financial Inc.	551,810	14,595
* Berkshire Hathaway Inc. Class A	45	14,400
UDR Inc.	347,693	14,057
Cboe Global Markets Inc.	145,548	13,967
Extra Space Storage Inc.	156,135	13,528
Regency Centers Corp.	208,069	13,456
Fidelity National Financial Inc.	335,668	13,209
Duke Realty Corp.	461,474	13,092
Nasdaq Inc.	151,236	12,976
Iron Mountain Inc.	372,147	12,847
Zions Bancorporation	254,535	12,765
Franklin Resources Inc.	413,631	12,579
Invesco Ltd.	534,019	12,218
Alleghany Corp.	18,674	12,185
Everest Re Group Ltd.	53,040	12,118
Reinsurance Group of America Inc. Class A	83,048	12,005
Federal Realty Investment Trust	94,820	11,992
Torchmark Corp.	131,994	11,443
AGNC Investment Corp.	607,550	11,319
East West Bancorp Inc.	187,338	11,310
Camden Property Trust	120,511	11,276
SEI Investments Co.	184,346	11,264
Western Union Co.	588,956	11,225
SL Green Realty Corp.	114,577	11,175
Unum Group	283,965	11,095
Sun Communities Inc.	105,866	10,750
Voya Financial Inc.	212,996	10,580
* Athene Holding Ltd. Class A	203,231	10,499
Macerich Co.	182,478	10,089
Equity LifeStyle Properties Inc.	103,236	9,957
Kilroy Realty Corp.	135,003	9,678
Affiliated Managers Group Inc.	70,152	9,591
American Financial Group Inc.	86,160	9,561
* Black Knight Inc.	183,439	9,530
WR Berkley Corp.	117,888	9,423
Gaming and Leisure Properties Inc.	261,719	9,226
VEREIT Inc.	1,259,541	9,144
National Retail Properties Inc.	201,770	9,043
Brown & Brown Inc.	305,645	9,038
Apartment Investment & Management Co.	204,663	9,032
WP Carey Inc.	138,672	8,918
VICI Properties Inc.	407,213	8,804
Kimco Realty Corp.	524,736	8,784
CyrusOne Inc.	135,798	8,610
Invitation Homes Inc.	373,261	8,551
Lamar Advertising Co. Class A	109,865	8,547
Park Hotels & Resorts Inc.	259,745	8,525
Jones Lang LaSalle Inc.	59,013	8,517
* Omega Healthcare Investors Inc.	257,881	8,451
MarketAxess Holdings Inc.	46,449	8,291
Old Republic International Corp.	370,450	8,291
Commerce Bancshares Inc.	124,633	8,228
Lazard Ltd. Class A	168,384	8,104
Liberty Property Trust	190,798	8,061
Douglas Emmett Inc.	210,078	7,924
Forest City Realty Trust Inc. Class A	311,931	7,826
New Residential Investment Corp.	436,655	7,781

Cullen/Frost Bankers Inc.	74,126	7,742
Signature Ban	67,382	7,738
Eaton Vance Corp.	147,017	7,727
PacWest Bancorp	161,757	7,708
CIT Group Inc.	148,959	7,688
People's United Financial Inc.	442,422	7,574
Assurant Inc.	68,186	7,361
First Horizon National Corp.	423,094	7,303
American Campus Communities Inc.	177,182	7,293
* Credit Acceptance Corp.	16,498	7,227
Healthcare Trust of America Inc. Class A	270,171	7,205
American Homes 4 Rent Class A	327,737	7,174
LPL Financial Holdings Inc.	110,014	7,097
First American Financial Corp.	137,129	7,074
Medical Properties Trust Inc.	470,807	7,020
Webster Financial Corp.	118,908	7,011
Starwood Property Trust Inc.	325,416	7,003
* Western Alliance Bancorp	122,729	6,982
RenaissanceRe Holdings Ltd.	52,165	6,968
CubeSmart	242,270	6,912
Primerica Inc.	57,212	6,897
* Brighthouse Financial Inc.	155,785	6,892
Brixmor Property Group Inc.	391,831	6,861
Popular Inc.	133,410	6,837
Hanover Insurance Group Inc.	55,295	6,822
Hudson Pacific Properties Inc.	206,003	6,740
STORE Capital Corp.	239,504	6,656
* GCI Liberty Inc. - Class A	129,210	6,590
Synovus Financial Corp.	143,454	6,569
EPR Properties	95,931	6,563
* Zillow Group Inc.	145,670	6,446
* MGIC Investment Corp.	480,789	6,399
* SLM Corp.	568,838	6,343
Highwoods Properties Inc.	133,817	6,324
New York Community Bancorp Inc.	603,866	6,262
* Howard Hughes Corp.	50,374	6,257
Wintrust Financial Corp.	71,988	6,115
Sterling Bancorp	275,247	6,055
Janus Henderson Group plc	221,896	5,982
* Bank OZK	157,372	5,974
IBERIABANK Corp.	73,084	5,945
Axis Capital Holdings Ltd.	102,495	5,915
Umpqua Holdings Corp.	284,112	5,910
Prosperity Bancshares Inc.	84,896	5,888
Hospitality Properties Trust	201,560	5,813
Life Storage Inc.	60,886	5,794
Radian Group Inc.	279,709	5,782
Pinnacle Financial Partners Inc.	95,484	5,743
Rayonier Inc.	169,829	5,742
Associated Banc-Corp	219,831	5,716
Assured Guaranty Ltd.	134,642	5,686
Gramercy Property Trust	206,189	5,658
Kemper Corp.	67,263	5,411
* Green Dot Corp. Class A	60,636	5,386
Senior Housing Properties Trust	306,229	5,377
* Essent Group Ltd.	121,144	5,361
Hancock Whitney Corp.	111,806	5,316

Sabra Health Care REIT Inc.	229,669	5,310
* Texas Capital Bancshares Inc.	64,032	5,292
CoreSite Realty Corp.	47,229	5,249
FNB Corp.	411,740	5,237
Ryman Hospitality Properties Inc.	60,267	5,193
JBG SMITH Properties	140,732	5,183
First Industrial Realty Trust Inc.	163,763	5,142
RLJ Lodging Trust	228,284	5,029
Interactive Brokers Group Inc.	89,877	4,971
LaSalle Hotel Properties	143,177	4,952
Apple Hospitality REIT Inc.	283,088	4,951
First Financial Bankshares Inc.	82,881	4,898
Chemical Financial Corp.	91,717	4,898
Cousins Properties Inc.	549,765	4,887
Sunstone Hotel Investors Inc.	297,444	4,866
Healthcare Realty Trust Inc.	165,373	4,839
Selective Insurance Group Inc.	76,075	4,831
BankUnited Inc.	136,436	4,830
^ Blackstone Mortgage Trust Inc. Class A	143,839	4,820
Two Harbors Investment Corp.	321,556	4,801
* Equity Commonwealth	149,573	4,800
MB Financial Inc.	102,629	4,732
United Bankshares Inc.	130,127	4,730
Glacier Bancorp Inc.	108,765	4,687
Weingarten Realty Investors	157,013	4,673
TCF Financial Corp.	195,517	4,655
Valley National Bancorp	411,239	4,626
Navient Corp.	341,584	4,605
FirstCash Inc.	55,588	4,558
AXA Equitable Holdings Inc.	212,260	4,553
Taubman Centers Inc.	75,896	4,541
CNO Financial Group Inc.	213,345	4,527
Stifel Financial Corp.	87,593	4,490
Spirit Realty Capital Inc.	551,218	4,443
Home BancShares Inc.	201,435	4,411
Evercore Inc. Class A	43,419	4,366
Uniti Group Inc.	216,603	4,365
Brookfield Property REIT Inc. Class A	208,497	4,364
Erie Indemnity Co. Class A	34,006	4,337
EastGroup Properties Inc.	44,705	4,275
RLI Corp.	54,161	4,256
Bank of Hawaii Corp.	53,929	4,256
MFA Financial Inc.	578,223	4,250
Chimera Investment Corp.	228,234	4,138
UMB Financial Corp.	57,943	4,108
BGC Partners Inc. Class A	346,556	4,096
Community Bank System Inc.	66,997	4,091
Physicians Realty Trust	240,717	4,058
Paramount Group Inc.	268,198	4,047
BancorpSouth Bank	123,180	4,028
Corporate Office Properties Trust	133,777	3,991
American Equity Investment Life Holding Co.	112,087	3,963
National Health Investors Inc.	52,357	3,958
South State Corp.	48,221	3,954
Old National Bancorp	200,158	3,863
Rexford Industrial Realty Inc.	120,076	3,838
* Zillow Group Inc. Class A	86,823	3,838

Cathay General Bancorp	92,545	3,835
STAG Industrial Inc.	139,182	3,827
GEO Group Inc.	151,559	3,813
First Hawaiian Inc.	139,681	3,794
Investors Bancorp Inc.	307,788	3,777
CoreCivic Inc.	154,578	3,761
Columbia Banking System Inc.	96,761	3,751
Fulton Financial Corp.	225,258	3,751
Colony Capital Inc.	606,618	3,694
Brandywine Realty Trust	233,008	3,663
Empire State Realty Trust Inc.	219,624	3,648
White Mountains Insurance Group Ltd.	3,889	3,640
Columbia Property Trust Inc.	153,460	3,628
First Financial Bancorp	121,830	3,618
Outfront Media Inc.	180,330	3,598
First Citizens BancShares Inc. Class A	7,855	3,553
Retail Properties of America Inc.	290,977	3,547
Xenia Hotels & Resorts Inc.	146,587	3,474
Washington Federal Inc.	108,552	3,474
First Midwest Bancorp Inc.	129,719	3,449
Kennedy-Wilson Holdings Inc.	159,428	3,428
Legg Mason Inc.	109,571	3,422
^ Realogy Holdings Corp.	165,127	3,408
International Bancshares Corp.	74,288	3,343
CenterState Bank Corp.	118,770	3,331
Moelis & Co. Class A	60,477	3,314
Great Western Bancorp Inc.	77,776	3,281
ProAssurance Corp.	69,031	3,241
* OneMain Holdings Inc.	96,275	3,236
Pebblebrook Hotel Trust	88,759	3,228
Aspen Insurance Holdings Ltd.	77,097	3,223
Americold Realty Trust	128,430	3,213
Washington REIT	104,722	3,210
PotlatchDeltic Corp.	78,284	3,206
Piedmont Office Realty Trust Inc. Class A	169,311	3,205
Union Bankshares Corp.	82,616	3,183
Simmons First National Corp. Class A	106,947	3,150
DiamondRock Hospitality Co.	269,393	3,144
PS Business Parks Inc.	24,660	3,134
Urban Edge Properties	141,285	3,120
CVB Financial Corp.	139,360	3,111
WesBanco Inc.	68,995	3,076
Apollo Commercial Real Estate Finance Inc.	156,536	2,954
Independent Bank Corp	35,462	2,929
^ BOK Financial Corp.	30,099	2,928
First Merchants Corp.	65,002	2,924
Acadia Realty Trust	103,080	2,889
Santander Consumer USA Holdings Inc.	142,569	2,857
Federated Investors Inc. Class B	117,174	2,826
^ Tanger Factory Outlet Centers Inc.	123,191	2,819
QTS Realty Trust Inc. Class A	65,612	2,800
Hope Bancorp Inc.	170,678	2,760
Trustmark Corp.	81,687	2,749
Terreno Realty Corp.	72,441	2,731
United Community Banks Inc.	97,873	2,730
* Enstar Group Ltd.	13,037	2,718
Retail Opportunity Investments Corp.	144,848	2,704

* Genworth Financial Inc. Class A	646,580	2,696
* FCB Financial Holdings Inc. Class A	56,864	2,695
* Pacific Premier Bancorp Inc.	71,824	2,672
Banner Corp.	42,897	2,667
Towne Bank	85,715	2,644
Argo Group International Holdings Ltd.	41,843	2,638
* First BanCorp	286,915	2,611
Chesapeake Lodging Trust	80,029	2,567
Renasant Corp.	61,961	2,553
Cadence BanCorp Class A	97,483	2,546
LegacyTexas Financial Group Inc.	59,452	2,533
DDR Corp.	188,973	2,530
Heartland Financial USA Inc.	42,961	2,494
Ameris Bancorp	54,564	2,494
* Axos Financial Inc.	71,210	2,449
Horace Mann Educators Corp.	54,531	2,448
Colony Credit Real Estate Inc.	109,520	2,408
Mack-Cali Realty Corp.	112,105	2,383
Lexington Realty Trust	285,576	2,370
ServisFirst Bancshares Inc.	60,002	2,349
Four Corners Property Trust Inc.	90,710	2,330
Navigators Group Inc.	32,536	2,248
Invesco Mortgage Capital Inc.	141,919	2,245
Capitol Federal Financial Inc.	175,895	2,241
LTC Properties Inc.	50,801	2,241
Artisan Partners Asset Management Inc. Class A	68,354	2,215
* LendingTree Inc.	9,604	2,210
* Eagle Bancorp Inc.	42,982	2,175
NBT Bancorp Inc.	55,467	2,129
Waddell & Reed Financial Inc. Class A	99,654	2,111
Northwest Bancshares Inc.	119,901	2,077
Agree Realty Corp.	38,935	2,068
HFF Inc. Class A	48,410	2,056
Alexander & Baldwin Inc.	90,614	2,056
National General Holdings Corp.	76,531	2,054
First Commonwealth Financial Corp.	127,144	2,052
* LendingClub Corp.	524,768	2,036
Westamerica Bancorporation	33,759	2,031
* PRA Group Inc.	55,357	1,993
Berkshire Hills Bancorp Inc.	48,876	1,989
Universal Insurance Holdings Inc.	40,949	1,988
WSFS Financial Corp.	42,059	1,983
Provident Financial Services Inc.	79,617	1,955
Ladder Capital Corp. Class A	115,320	1,954
Walker & Dunlop Inc.	36,925	1,953
Houlihan Lokey Inc. Class A	43,200	1,941
S&T Bancorp Inc.	44,726	1,939
^ Seritage Growth Properties Class A	40,626	1,929
CareTrust REIT Inc.	108,881	1,928
Global Net Lease Inc.	91,013	1,898
National Storage Affiliates Trust	74,395	1,893
American Assets Trust Inc.	50,604	1,887
Kite Realty Group Trust	112,088	1,866
First Interstate BancSystem Inc. Class A	41,431	1,856
Park National Corp.	17,567	1,854
Select Income REIT	84,384	1,851
Summit Hotel Properties Inc.	135,655	1,835

	Employers Holdings Inc.	40,433	1,832
	Hilltop Holdings Inc.	90,439	1,824
	Washington Prime Group Inc.	248,670	1,815
*	NMI Holdings Inc. Class A	79,822	1,808
	First Busey Corp.	58,185	1,807
*	Cannae Holdings Inc.	86,208	1,806
	Mercury General Corp.	35,688	1,790
	Sandy Spring Bancorp Inc.	44,663	1,756
	Redwood Trust Inc.	107,602	1,747
	Safety Insurance Group Inc.	19,463	1,744
	Kearny Financial Corp.	125,232	1,734
	AmTrust Financial Services Inc.	118,093	1,715
*	Seacoast Banking Corp. of Florida	58,029	1,694
	Virtu Financial Inc. Class A	81,272	1,662
	Monmouth Real Estate Investment Corp.	98,675	1,650
	Brookline Bancorp Inc.	97,413	1,627
	Tier REIT Inc.	67,397	1,624
	Independent Bank Group Inc.	24,468	1,622
	Easterly Government Properties Inc.	83,542	1,618
*	FGL Holdings	179,373	1,605
	Heritage Financial Corp.	45,505	1,599
	James River Group Holdings Ltd.	37,332	1,591
	Tompkins Financial Corp.	19,416	1,576
	Kinsale Capital Group Inc.	24,559	1,568
	First Bancorp	38,288	1,551
	Southside Bancshares Inc.	44,218	1,539
	Beneficial Bancorp Inc.	90,120	1,523
	Boston Private Financial Holdings Inc.	111,475	1,522
	City Holding Co.	19,541	1,501
	Lakeland Financial Corp.	32,206	1,497
	AMERISAFE Inc.	24,094	1,493
	State Bank Financial Corp.	49,313	1,488
*,^	Redfin Corp.	79,304	1,483
	PennyMac Mortgage Investment Trust	73,184	1,481
	OceanFirst Financial Corp.	54,213	1,476
*	Third Point Reinsurance Ltd.	113,306	1,473
	WisdomTree Investments Inc.	173,550	1,472
	Enterprise Financial Services Corp.	27,690	1,469
	Piper Jaffray Cos.	19,157	1,463
^	Government Properties Income Trust	128,609	1,452
	United Fire Group Inc.	27,728	1,408
	Ramco-Gershenson Properties Trust	102,704	1,397
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	64,938	1,394
	American National Insurance Co.	10,675	1,380
	TriCo Bancshares	35,369	1,366
	PJT Partners Inc.	25,934	1,358
*	Clearway Energy Inc. Class A	70,646	1,345
	TPG RE Finance Trust Inc.	65,130	1,304
	Stewart Information Services Corp.	28,948	1,303
	National Bank Holdings Corp. Class A	34,150	1,286
	Chatham Lodging Trust	61,271	1,280
*	Encore Capital Group Inc.	35,504	1,273
	Bryn Mawr Bank Corp.	26,875	1,260
	BancFirst Corp.	20,826	1,249
*	Clearway Energy Inc.	64,227	1,236
	Universal Health Realty Income Trust	16,465	1,225
	Meta Financial Group Inc.	14,462	1,195

*	Ambac Financial Group Inc.	58,493	1,194
*	Flagstar Bancorp Inc.	37,895	1,193
	Getty Realty Corp.	41,468	1,184
*,^	MBIA Inc.	110,420	1,180
	Independence Realty Trust Inc.	110,558	1,164
*	Triumph Bancorp Inc.	30,403	1,161
	Hersha Hospitality Trust Class A	51,224	1,161
	ARMOUR Residential REIT Inc.	51,565	1,158
	United Financial Bancorp Inc.	67,462	1,135
*	Enova International Inc.	39,296	1,132
	CoBiz Financial Inc.	50,816	1,125
	TFS Financial Corp.	73,621	1,105
	Franklin Street Properties Corp.	138,256	1,105
*	Focus Financial Partners Inc. Class A	22,924	1,088
^	New York Mortgage Trust Inc.	178,608	1,086
	Cohen & Steers Inc.	26,645	1,082
	Banc of California Inc.	57,199	1,081
	InfraREIT Inc.	51,067	1,080
	Meridian Bancorp Inc.	63,491	1,079
	Preferred Bank	18,279	1,069
	Carolina Financial Corp.	28,224	1,065
	Armada Hoffler Properties Inc.	70,103	1,059
	Granite Point Mortgage Trust Inc.	54,924	1,059
	Virtus Investment Partners Inc.	9,290	1,057
	Lakeland Bancorp Inc.	58,489	1,056
	CorePoint Lodging Inc.	54,016	1,051
	Washington Trust Bancorp Inc.	18,789	1,039
	FBL Financial Group Inc. Class A	13,698	1,031
	TrustCo Bank Corp. NY	119,531	1,016
*,^	Columbia Financial Inc.	60,241	1,006
	Hanmi Financial Corp.	40,071	998
	Stock Yards Bancorp Inc.	27,465	997
	Central Pacific Financial Corp.	37,700	996
	Investors Real Estate Trust	165,753	991
	Hamilton Lane Inc. Class A	22,358	990
	ConnectOne Bancorp Inc.	41,653	989
	RE/MAX Holdings Inc. Class A	22,223	986
	Nelnet Inc. Class A	17,210	984
	German American Bancorp Inc.	27,851	983
	Univest Corp. of Pennsylvania	36,950	977
	Capstead Mortgage Corp.	122,229	967
	Guaranty Bancorp	32,474	964
*	Health Insurance Innovations Inc. Class A	15,540	958
	Saul Centers Inc.	16,885	946
*	Willscot Corp. Class A	54,723	938
	iStar Inc.	83,823	936
	National Western Life Group Inc. Class A	2,933	936
	Alexander's Inc.	2,722	934
*,^	Cushman & Wakefield plc	54,754	930
	Horizon Bancorp Inc.	46,965	928
	Community Trust Bancorp Inc.	19,999	927
*	INTL. FCStone Inc.	19,088	922
	Urstadt Biddle Properties Inc. Class A	43,106	918
*	HomeStreet Inc.	34,600	917
*	TriState Capital Holdings Inc.	33,117	914
	Northfield Bancorp Inc.	56,488	899
	OFG Bancorp	55,656	899

* Customers Bancorp Inc.	38,154	898
* Marcus & Millichap Inc.	25,524	886
Arbor Realty Trust Inc.	77,019	884
* Veritex Holdings Inc.	31,190	881
Investment Technology Group Inc.	40,648	880
Great Southern Bancorp Inc.	15,887	879
Preferred Apartment Communities Inc. Class A	49,279	866
Live Oak Bancshares Inc.	32,174	862
Flushing Financial Corp.	35,116	857
Oritani Financial Corp.	54,513	848
Community Healthcare Trust Inc.	27,316	846
^ CBL & Associates Properties Inc.	211,272	843
Heritage Commerce Corp.	56,497	843
Camden National Corp.	19,068	828
Peoples Bancorp Inc.	23,390	819
Federal Agricultural Mortgage Corp.	11,344	819
Midland States Bancorp Inc.	25,299	812
* National Commerce Corp.	19,501	805
RMR Group Inc. Class A	8,591	797
FB Financial Corp.	20,246	793
First Defiance Financial Corp.	26,244	790
Bridge Bancorp Inc.	23,747	788
Pennsylvania REIT	82,786	783
* St. Joe Co.	45,998	773
* Amalgamated Bank Class A	39,857	769
Gladstone Commercial Corp.	40,077	767
Opus Bank	27,927	765
KKR Real Estate Finance Trust Inc.	37,905	765
Dime Community Bancshares Inc.	42,665	762
Ashford Hospitality Trust Inc.	118,653	758
Independent Bank Corp.	32,040	758
Blue Hills Bancorp Inc.	30,795	742
Arrow Financial Corp.	19,987	740
CatchMark Timber Trust Inc. Class A	64,676	739
CBTX Inc.	20,659	734
Bank of Marin Bancorp	8,671	727
* World Acceptance Corp.	6,292	720
NexPoint Residential Trust Inc.	21,650	719
Whitestone REIT	51,730	718
First Financial Corp.	14,300	718
QCR Holdings Inc.	17,539	716
Mercantile Bank Corp.	21,414	715
State Auto Financial Corp.	23,328	712
Green Bancorp Inc.	32,162	711
Diamond Hill Investment Group Inc.	4,291	710
First Community Bancshares Inc.	20,932	709
Fidelity Southern Corp.	28,471	706
Peapack Gladstone Financial Corp.	22,776	704
* First Foundation Inc.	44,341	693
* Equity Bancshares Inc. Class A	17,516	688
Front Yard Residential Corp.	63,364	687
People's Utah Bancorp	20,164	685
Spirit MTA REIT	59,226	682
First of Long Island Corp.	31,289	681
* HomeTrust Bancshares Inc.	22,842	666
* Bancorp Inc.	69,142	663
UMH Properties Inc.	42,323	662

	CorEnergy Infrastructure Trust Inc.	17,400	654
	First Bancshares Inc.	16,719	653
	Republic Bancorp Inc. Class A	14,113	651
	AG Mortgage Investment Trust Inc.	35,772	650
*	Retail Value Inc.	19,658	643
*	Allegiance Bancshares Inc.	15,360	641
*	EZCORP Inc. Class A	59,767	639
*	eHealth Inc.	22,535	637
*	Franklin Financial Network Inc.	16,223	634
*	FRP Holdings Inc.	10,155	631
	Greenhill & Co. Inc.	23,884	629
	Industrial Logistics Properties Trust	27,322	629
	First Mid-Illinois Bancshares Inc.	15,526	626
	Financial Institutions Inc.	19,793	621
	United Community Financial Corp.	63,620	615
*	Nicolet Bankshares Inc.	11,144	607
	Anworth Mortgage Asset Corp.	130,375	604
	Waterstone Financial Inc.	34,796	597
	New Senior Investment Group Inc.	101,008	596
*	WMIH Corp.	427,362	594
	United Insurance Holdings Corp.	26,058	583
	First Connecticut Bancorp Inc.	19,723	583
	Old Second Bancorp Inc.	37,528	580
	Access National Corp.	21,221	575
	PennyMac Financial Services Inc. Class A	27,455	574
	Bar Harbor Bankshares	19,940	573
	Essential Properties Realty Trust Inc.	40,195	570
	City Office REIT Inc.	45,084	569
	BBX Capital Corp. Class A	76,324	566
*	Ocwen Financial Corp.	143,480	565
	Westwood Holdings Group Inc.	10,657	551
	Western Asset Mortgage Capital Corp.	54,631	547
*	American Finance Trust Inc.	35,674	544
	Old Line Bancshares Inc.	17,203	544
*	On Deck Capital Inc.	71,186	539
	Farmers & Merchants Bancorp Inc.	12,503	532
*,^	Cowen Inc. Class A	32,539	530
	One Liberty Properties Inc.	19,080	530
*	Tejon Ranch Co.	24,213	526
	Farmers National Banc Corp.	34,010	520
*	Atlantic Capital Bancshares Inc.	30,840	517
	Jernigan Capital Inc.	26,632	514
	Merchants Bancorp	20,018	509
	Cedar Realty Trust Inc.	109,181	509
*	Greenlight Capital Re Ltd. Class A	40,839	506
	CNB Financial Corp.	17,546	506
*	Byline Bancorp Inc.	21,697	493
^	Orchid Island Capital Inc.	66,634	483
	West Bancorporation Inc.	20,495	482
*	Republic First Bancorp Inc.	66,787	478
	Braemar Hotels & Resorts Inc.	40,146	473
	Dynex Capital Inc.	73,758	471
	MidWestOne Financial Group Inc.	14,041	468
	Sierra Bancorp	15,939	461
	Cambridge Bancorp	5,114	460
	Ares Commercial Real Estate Corp.	32,795	458
*	Curo Group Holdings Corp.	14,994	453

*,^	Citizens Inc. Class A	53,296	448
^	Heritage Insurance Holdings Inc.	30,176	447
*	Altisource Portfolio Solutions SA	13,783	444
*,^	eXp World Holdings Inc.	24,068	443
	Global Indemnity Ltd.	11,637	439
*	Goosehead Insurance Inc. Class A	12,942	438
	HCI Group Inc.	9,953	435
	Exantas Capital Corp.	39,487	434
	Home Bancorp Inc.	9,723	423
	National Bankshares Inc.	9,254	421
	PCSB Financial Corp.	20,540	418
	Citizens & Northern Corp.	15,926	416
	Southern National Bancorp of Virginia Inc.	25,560	414
	Sutherland Asset Management Corp.	24,852	414
	Civista Bancshares Inc.	17,153	413
	First Bancorp Inc.	14,202	411
	Northrim BanCorp Inc.	9,849	409
	New York REIT Inc.	22,526	409
	Western New England Bancorp Inc.	37,428	404
	First Internet Bancorp	13,037	397
	Oppenheimer Holdings Inc. Class A	12,518	396
	Macatawa Bank Corp.	33,734	395
	1st Source Corp.	7,374	388
^	Innovative Industrial Properties Inc.	8,028	387
	FedNat Holding Co.	15,015	383
	RBB Bancorp	15,558	381
	MedEquities Realty Trust Inc.	38,903	378
	Southern Missouri Bancorp Inc.	9,950	371
	American National Bankshares Inc.	9,481	370
*	Baycom Corp.	13,851	370
	Bluerock Residential Growth REIT Inc. Class A	37,632	369
*	BSB Bancorp Inc.	11,261	367
	Hingham Institution for Savings	1,669	367
	MutualFirst Financial Inc.	9,944	366
*	Howard Bancorp Inc.	20,657	366
*	SmartFinancial Inc.	15,354	362
*	HarborOne Bancorp Inc.	18,900	361
	Central Valley Community Bancorp	16,485	356
	Cherry Hill Mortgage Investment Corp.	19,460	352
	Ladenburg Thalmann Financial Services Inc.	129,636	350
	Enterprise Bancorp Inc.	9,969	343
	Business First Bancshares Inc.	12,831	341
*	Southern First Bancshares Inc.	8,618	339
	ACNB Corp.	9,069	337
	First Choice Bancorp	12,189	330
^	Arlington Asset Investment Corp. Class A	35,257	329
	Marlin Business Services Corp.	11,397	329
	Investar Holding Corp.	12,212	328
	Codorus Valley Bancorp Inc.	10,485	328
	Guaranty Bancshares Inc.	10,729	324
	Newmark Group Inc. Class A	28,825	323
	MidSouth Bancorp Inc.	20,913	322
	BankFinancial Corp.	20,115	321
	Peoples Financial Services Corp.	7,552	320
	Clipper Realty Inc.	23,428	317
	PICO Holdings Inc.	25,025	314
	First Bank	23,584	310

*,^	Forestar Group Inc.	14,401	305
	Reliant Bancorp Inc.	11,915	305
*	Regional Management Corp.	10,499	303
	Bank of Commerce Holdings	24,532	299
	Territorial Bancorp Inc.	9,930	293
	Bankwell Financial Group Inc.	9,187	288
	EMC Insurance Group Inc.	11,490	284
	Safety Income & Growth Inc.	15,047	282
	Donegal Group Inc. Class A	19,688	280
	Consolidated-Tomoka Land Co.	4,473	279
	Century Bancorp Inc. Class A	3,846	278
	Protective Insurance Corp. Class B	12,100	278
*	Safeguard Scientifics Inc.	29,463	275
*	Bank of Princeton	8,990	275
	Reis Inc.	11,896	274
	Riverview Bancorp Inc.	30,689	271
	Timberland Bancorp Inc.	8,660	271
	Investors Title Co.	1,588	267
	Capital City Bank Group Inc.	11,361	265
	Maiden Holdings Ltd.	92,924	265
	Great Ajax Corp.	19,408	264
	Tiptree Inc.	40,303	264
*	AV Homes Inc.	13,125	262
	First Business Financial Services Inc.	11,287	262
	Sterling Bancorp Inc.	23,031	260
	MBT Financial Corp.	22,920	259
*	Elevate Credit Inc.	32,060	258
	Orrstown Financial Services Inc.	10,756	256
	Evans Bancorp Inc.	5,452	256
*	Metropolitan Bank Holding Corp.	6,211	255
*	Community Bankers Trust Corp.	29,007	255
	Summit Financial Group Inc.	10,758	250
*	Stratus Properties Inc.	8,112	248
	Penns Woods Bancorp Inc.	5,707	248
	Pzena Investment Management Inc. Class A	25,932	247
*	Entegra Financial Corp.	9,167	243
	Mackinac Financial Corp.	14,717	238
^	Farmland Partners Inc.	35,339	237
	Unity Bancorp Inc.	10,304	236
	Shore Bancshares Inc.	13,220	236
	Global Medical REIT Inc.	24,978	235
	First Community Corp.	9,697	235
	Associated Capital Group Inc. Class A	5,484	233
	SI Financial Group Inc.	16,329	229
*	Select Bancorp Inc.	17,984	223
	Kingstone Cos. Inc.	11,704	222
	Premier Financial Bancorp Inc.	11,994	222
	Northeast Bancorp	10,039	218
	CB Financial Services Inc.	7,022	217
	United Security Bancshares	19,433	216
	ESSA Bancorp Inc.	13,228	215
	Sotherly Hotels Inc.	29,506	212
	Independence Holding Co.	5,895	212
^	Owens Realty Mortgage Inc.	12,360	209
	Community Financial Corp.	6,231	208
	1st Constitution Bancorp	9,995	207
^	GAIN Capital Holdings Inc.	31,697	206

First Financial Northwest Inc.	12,350	205
Gladstone Land Corp.	16,534	204
* National Energy Services Reunited Corp.	17,385	202
SB One Bancorp	7,973	201
LCNB Corp.	10,754	201
BCB Bancorp Inc.	14,412	200
* First Northwest Bancorp	12,915	199
FS Bancorp Inc.	3,561	198
Fidelity D&D Bancorp Inc.	2,862	197
MVB Financial Corp.	10,817	195
* NI Holdings Inc.	11,421	193
Parke Bancorp Inc.	8,520	191
Norwood Financial Corp.	4,801	188
Ellington Residential Mortgage REIT	16,103	182
Chemung Financial Corp.	4,251	180
First United Corp.	9,052	170
Middlefield Banc Corp.	3,561	168
* MoneyGram International Inc.	31,338	168
* Esquire Financial Holdings Inc.	6,673	167
* Victory Capital Holdings Inc. Class A	17,285	165
* Hallmark Financial Services Inc.	14,538	160
* 3PEA International Inc.	43,144	158
GAMCO Investors Inc. Class A	6,729	158
* Malvern Bancorp Inc.	6,563	157
Peoples Bancorp of North Carolina Inc.	5,410	156
C&F Financial Corp.	2,608	153
* Trinity Place Holdings Inc.	24,946	152
SB Financial Group Inc.	7,370	150
Old Point Financial Corp.	4,966	148
* Pacific Mercantile Bancorp	15,725	147
BRT Apartments Corp.	11,841	143
County Bancorp Inc.	5,634	141
DNB Financial Corp.	3,790	140
Hunt Cos. Finance Trust Inc.	37,285	140
Provident Financial Holdings Inc.	7,627	140
* Maui Land & Pineapple Co. Inc.	10,762	138
Ohio Valley Banc Corp.	3,758	138
* Ashford Inc.	1,753	133
* PDL Community Bancorp	8,780	133
Prudential Bancorp Inc.	7,563	131
First Guaranty Bancshares Inc.	5,059	130
Union Bankshares Inc.	2,294	122
* Coastway Bancorp Inc.	4,287	121
Two River Bancorp	6,850	119
* Rafael Holdings Inc. Class B	14,091	118
Capstar Financial Holdings Inc.	7,083	118
Luther Burbank Corp.	10,763	117
* Atlas Financial Holdings Inc.	11,548	116
Greene County Bancorp Inc.	3,403	109
American River Bankshares	6,997	107
* Impac Mortgage Holdings Inc.	14,053	105
* Bridgewater Bancshares Inc.	7,996	104
Blue Capital Reinsurance Holdings Ltd.	10,055	103
Griffin Industrial Realty Inc.	2,612	102
* Jason Industries Inc.	29,366	99
* Consumer Portfolio Services Inc.	26,534	98
* Provident Bancorp Inc.	3,376	98

	Bank of the James Financial Group Inc.	5,730	91
*	Spirit of Texas Bancshares Inc.	4,191	90
	AmeriServ Financial Inc.	20,965	90
	PB Bancorp Inc.	7,590	89
	Silvercrest Asset Management Group Inc. Class A	6,301	87
*	Security National Financial Corp. Class A	16,756	87
	Level One Bancorp Inc.	3,129	87
*	Aspen Group Inc.	12,543	85
§	Winthrop Realty Trust	55,387	80
	First Savings Financial Group Inc.	1,165	80
	Condor Hospitality Trust Inc.	7,382	79
*	ITUS Corp.	16,448	76
*	Altisource Asset Management Corp.	1,269	76
*	Bank7 Corp.	3,800	73
*	Performant Financial Corp.	35,904	73
	Severn Bancorp Inc.	7,233	71
	Plumas Bancorp	2,788	69
*,^	Riot Blockchain Inc.	18,898	69
	Manning & Napier Inc.	22,543	66
	Hennessy Advisors Inc.	4,513	62
*	Anchor Bancorp Inc.	2,171	61
	Manhattan Bridge Capital Inc.	9,392	60
^	Wheeler REIT Inc.	13,699	59
*,^	Intersections Inc.	29,837	54
	Citizens Community Bancorp Inc.	3,843	54
	Eagle Bancorp Montana Inc.	2,882	52
*	Transcontinental Realty Investors Inc.	1,621	52
	Sound Financial Bancorp Inc.	1,292	51
	Global Self Storage Inc.	11,862	50
	Pathfinder Bancorp Inc.	3,032	46
*	Nicholas Financial Inc.	3,692	44
^	US Global Investors Inc. Class A	27,714	42
	MSB Financial Corp.	1,997	41
	Ames National Corp.	1,479	40
	Sachem Capital Corp.	8,669	36
*	Meridian Corp.	1,909	33
	First US Bancshares Inc.	2,969	32
*	Conifer Holdings Inc.	4,822	27
	Central Federal Corp.	1,717	27
	Bancorp 34 Inc.	1,647	26
	Origin Bancorp Inc.	681	26
*	Randolph Bancorp Inc.	1,551	26
*	Community First Bancshares Inc.	2,024	24
*	Limestone Bancorp Inc.	1,525	24
*	Capital Bancorp Inc.	1,124	14
*	Coastal Financial Corp.	753	13
	Ottawa Bancorp Inc.	873	12
*	First Western Financial Inc.	690	12
	Asta Funding Inc.	2,806	11
	Medley Management Inc. Class A	2,078	11
*	Ditech Holding Corp.	2,470	11
	WVS Financial Corp.	623	10
*	Tremont Mortgage Trust	692	8
	Bank of South Carolina Corp.	316	6
	Summit State Bank	300	5
	Southwest Georgia Financial Corp.	153	4
*	National Holdings Corp.	454	1

* Ditech Holding Corp Warrants Exp 01/31/2028	4,209	1
Citizens First Corp.	39	1
* Ditech Holding Corp Series B Warrants Exp. 01/31/2028	3,340	—
* FlexShopper Inc.	250	—
		7,342,879
Health Care (13.6%)
Johnson & Johnson	3,480,685	480,926
Pfizer Inc.	7,600,548	334,956
UnitedHealth Group Inc.	1,248,051	332,031
Merck & Co. Inc.	3,457,081	245,245
AbbVie Inc.	1,965,115	185,861
Amgen Inc.	842,090	174,557
Medtronic plc	1,756,518	172,789
Abbott Laboratories	2,271,940	166,670
Eli Lilly & Co.	1,258,172	135,014
Bristol-Myers Squibb Co.	2,118,190	131,497
Gilead Sciences Inc.	1,684,597	130,068
Thermo Fisher Scientific Inc.	521,417	127,267
* Biogen Inc.	261,967	92,556
Anthem Inc.	336,617	92,250
Becton Dickinson and Co.	346,235	90,367
Aetna Inc.	423,830	85,974
* Intuitive Surgical Inc.	147,516	84,674
Allergan plc	440,128	83,836
* Celgene Corp.	915,136	81,896
* Illumina Inc.	190,475	69,916
* Express Scripts Holding Co.	728,916	69,254
* Boston Scientific Corp.	1,793,323	69,043
Stryker Corp.	387,388	68,831
Cigna Corp.	315,178	65,636
* Vertex Pharmaceuticals Inc.	331,602	63,913
Humana Inc.	178,376	60,384
Zoetis Inc.	626,835	57,393
Baxter International Inc.	661,843	51,021
HCA Healthcare Inc.	361,122	50,239
* Edwards Lifesciences Corp.	273,113	47,549
* Regeneron Pharmaceuticals Inc.	103,259	41,721
* Align Technology Inc.	99,007	38,734
* Alexion Pharmaceuticals Inc.	273,636	38,038
* Centene Corp.	252,531	36,561
Zimmer Biomet Holdings Inc.	263,372	34,626
* IDEXX Laboratories Inc.	112,505	28,088
* IQVIA Holdings Inc.	212,235	27,535
* ABIOMED Inc.	55,348	24,893
* Mylan NV	634,027	23,205
* Laboratory Corp. of America Holdings	132,386	22,993
* BioMarin Pharmaceutical Inc.	229,550	22,259
Cardinal Health Inc.	403,418	21,785
ResMed Inc.	185,196	21,361
* WellCare Health Plans Inc.	63,836	20,459
Quest Diagnostics Inc.	175,729	18,963
Cooper Cos. Inc.	63,456	17,587
* Henry Schein Inc.	200,221	17,025
* DexCom Inc.	114,747	16,413
* Incyte Corp.	233,186	16,108
Teleflex Inc.	59,084	15,722
* Hologic Inc.	353,127	14,471

*	Neurocrine Biosciences Inc.	117,534	14,451
	Universal Health Services Inc. Class B	112,796	14,420
*	Nektar Therapeutics Class A	224,017	13,656
*	Varian Medical Systems Inc.	118,949	13,314
*	Sarepta Therapeutics Inc.	82,029	13,249
*	Exact Sciences Corp.	159,450	12,584
	STERIS plc	109,717	12,552
*	Jazz Pharmaceuticals plc	74,168	12,470
*	DaVita Inc.	165,200	11,833
	West Pharmaceutical Services Inc.	95,259	11,762
	Perrigo Co. plc	162,148	11,480
*	Molina Healthcare Inc.	76,069	11,311
	Dentsply Sirona Inc.	292,688	11,046
*	Bluebird Bio Inc.	70,366	10,273
*	Seattle Genetics Inc.	132,970	10,255
*	Alnylam Pharmaceuticals Inc.	117,063	10,245
	Bio-Techne Corp.	48,556	9,911
	Encompass Health Corp.	122,032	9,512
*	Alkermes plc	201,936	8,570
*	Bio-Rad Laboratories Inc. Class A	27,223	8,521
*	Catalent Inc.	185,543	8,451
*	Charles River Laboratories International Inc.	61,946	8,334
*	Ionis Pharmaceuticals Inc.	161,192	8,314
*	PRA Health Sciences Inc.	75,325	8,300
*	Sage Therapeutics Inc.	57,386	8,106
*	Insulet Corp.	76,503	8,106
	Hill-Rom Holdings Inc.	85,511	8,072
*	Haemonetics Corp.	67,492	7,733
*	Masimo Corp.	60,145	7,490
*,^	Teladoc Health Inc.	86,598	7,478
*	Ligand Pharmaceuticals Inc.	26,375	7,240
*	HealthEquity Inc.	76,555	7,228
*	Envision Healthcare Corp.	156,334	7,149
*	United Therapeutics Corp.	53,901	6,893
*	Exelixis Inc.	386,264	6,845
	Chemed Corp.	20,530	6,561
*	Integra LifeSciences Holdings Corp.	91,626	6,035
*	Penumbra Inc.	40,186	6,016
*	Loxo Oncology Inc.	35,071	5,991
*	FibroGen Inc.	97,782	5,940
*	ICU Medical Inc.	21,005	5,939
*	Inogen Inc.	23,657	5,775
*	MEDNAX Inc.	120,247	5,611
*	Syneos Health Inc.	106,500	5,490
*	Globus Medical Inc.	95,413	5,416
*	Novocure Ltd.	94,781	4,967
*	Agios Pharmaceuticals Inc.	63,717	4,914
*	Wright Medical Group NV	162,478	4,715
*	Amedisys Inc.	37,548	4,692
*	NuVasive Inc.	66,001	4,685
*	Ultragenyx Pharmaceutical Inc.	60,118	4,589
*	Neogen Corp.	63,420	4,536
	Bruker Corp.	131,704	4,406
*	Endo International plc	261,453	4,400
*	Immunomedics Inc.	205,749	4,286
*	Myriad Genetics Inc.	92,180	4,240
*	Horizon Pharma plc	215,669	4,223

	Cantel Medical Corp.	45,785	4,215
*	Blueprint Medicines Corp.	53,953	4,212
*	Array BioPharma Inc.	276,788	4,207
*	Avanos Medical Inc.	60,775	4,163
*	Merit Medical Systems Inc.	67,641	4,157
*	LHC Group Inc.	38,692	3,985
*	Acadia Healthcare Co. Inc.	109,387	3,850
*	Tenet Healthcare Corp.	133,761	3,807
^	Healthcare Services Group Inc.	90,455	3,674
*	Intercept Pharmaceuticals Inc.	28,791	3,638
*	Aerie Pharmaceuticals Inc.	58,667	3,611
*	HMS Holdings Corp.	108,934	3,574
*	Emergent BioSolutions Inc.	54,292	3,574
*	Omnicell Inc.	47,215	3,395
*	Ironwood Pharmaceuticals Inc. Class A	177,601	3,279
*	Amneal Pharmaceuticals Inc.	144,353	3,203
*	Supernus Pharmaceuticals Inc.	63,577	3,201
*	Mallinckrodt plc	107,356	3,147
*	REGENXBIO Inc.	41,104	3,103
*	Halozyme Therapeutics Inc.	168,822	3,068
*	LifePoint Health Inc.	47,382	3,051
*	Arena Pharmaceuticals Inc.	65,240	3,002
*	Amicus Therapeutics Inc.	246,932	2,985
*	Cambrex Corp.	42,933	2,937
*	Heron Therapeutics Inc.	92,460	2,926
*	Acceleron Pharma Inc.	50,960	2,916
*	MyoKardia Inc.	44,431	2,897
*	Tandem Diabetes Care Inc.	67,128	2,876
*	PTC Therapeutics Inc.	61,161	2,875
*	Repligen Corp.	51,618	2,863
*	Quidel Corp.	43,322	2,823
	CONMED Corp.	34,514	2,734
*	ACADIA Pharmaceuticals Inc.	128,382	2,665
*	Prestige Consumer Healthcare Inc.	69,732	2,642
*,^	Glaukos Corp.	40,518	2,630
*	BioTelemetry Inc.	40,745	2,626
*	iRhythm Technologies Inc.	27,395	2,593
*	Zogenix Inc.	52,078	2,583
*	Medicines Co.	85,969	2,571
*	Momenta Pharmaceuticals Inc.	97,113	2,554
*	AnaptysBio Inc.	25,536	2,548
	Patterson Cos. Inc.	103,227	2,524
*	Pacira Pharmaceuticals Inc.	50,483	2,481
*	NxStage Medical Inc.	87,370	2,437
	Ensign Group Inc.	63,540	2,409
*	Brookdale Senior Living Inc.	244,944	2,408
*	Select Medical Holdings Corp.	130,802	2,407
*	Xencor Inc.	60,835	2,371
*	Madrigal Pharmaceuticals Inc.	11,002	2,356
*	Magellan Health Inc.	32,667	2,354
*	Global Blood Therapeutics Inc.	60,428	2,296
*	Spark Therapeutics Inc.	41,502	2,264
*	Sangamo Therapeutics Inc.	130,494	2,212
*	WageWorks Inc.	50,890	2,176
*	Portola Pharmaceuticals Inc.	80,941	2,155
*	Nevro Corp.	37,310	2,127
*	Spectrum Pharmaceuticals Inc.	125,140	2,102

*	STAAR Surgical Co.	43,528	2,089
*	Medpace Holdings Inc.	34,689	2,078
*	Insmed Inc.	100,393	2,030
*	Genomic Health Inc.	28,194	1,980
*,^	Arrowhead Pharmaceuticals Inc.	102,460	1,964
*	Clovis Oncology Inc.	66,283	1,947
*,^	TESARO Inc.	49,689	1,938
*	Puma Biotechnology Inc.	41,793	1,916
	US Physical Therapy Inc.	15,915	1,888
*,^	Reata Pharmaceuticals Inc. Class A	22,984	1,879
*	Corcept Therapeutics Inc.	132,967	1,864
*	Atara Biotherapeutics Inc.	44,773	1,851
*	ImmunoGen Inc.	193,472	1,832
*	Editas Medicine Inc.	56,479	1,797
*	Mirati Therapeutics Inc.	37,765	1,779
*,^	Theravance Biopharma Inc.	53,555	1,750
*	NeoGenomics Inc.	113,402	1,741
*	G1 Therapeutics Inc.	33,115	1,732
*	Tivity Health Inc.	52,418	1,685
*	Endocyte Inc.	92,643	1,645
	Luminex Corp.	53,330	1,616
*,^	Intrexon Corp.	93,566	1,611
*	Cardiovascular Systems Inc.	41,094	1,608
*,^	Denali Therapeutics Inc.	73,395	1,596
*	Enanta Pharmaceuticals Inc.	18,468	1,578
*	Akorn Inc.	120,751	1,567
*	AxoGen Inc.	42,079	1,551
*,^	TherapeuticsMD Inc.	233,883	1,534
*	AtriCure Inc.	43,401	1,520
*	Natus Medical Inc.	42,559	1,517
*,^	OPKO Health Inc.	434,747	1,504
*	CryoLife Inc.	41,926	1,476
*	Retrophin Inc.	51,212	1,471
*	Omeros Corp.	60,160	1,469
*	Vanda Pharmaceuticals Inc.	63,393	1,455
*	Audentes Therapeutics Inc.	36,740	1,455
*	Tactile Systems Technology Inc.	20,441	1,452
*	Varex Imaging Corp.	50,474	1,447
*	K2M Group Holdings Inc.	52,803	1,445
*	Aimmune Therapeutics Inc.	52,802	1,440
*	Invitae Corp.	85,840	1,436
*,^	Esperion Therapeutics Inc.	31,205	1,385
*	Innoviva Inc.	88,468	1,348
*	Orthofix Medical Inc.	22,862	1,322
*,^	Viking Therapeutics Inc.	75,523	1,316
	Owens & Minor Inc.	78,683	1,300
*	Alder Biopharmaceuticals Inc.	76,669	1,277
*	Iovance Biotherapeutics Inc.	112,712	1,268
*	Cerus Corp.	175,224	1,263
*	Intra-Cellular Therapies Inc.	58,139	1,262
*	Coherus Biosciences Inc.	75,299	1,242
	Atrion Corp.	1,777	1,235
*	Surmodics Inc.	16,446	1,228
*	Natera Inc.	50,535	1,210
*	Acorda Therapeutics Inc.	61,195	1,202
*	R1 RCM Inc.	118,183	1,201
*	Karyopharm Therapeutics Inc.	67,908	1,156

*	OraSure Technologies Inc.	74,285	1,148
*	Fate Therapeutics Inc.	69,113	1,126
*	Intersect ENT Inc.	38,629	1,111
*	BioCryst Pharmaceuticals Inc.	144,685	1,104
*	Revance Therapeutics Inc.	44,237	1,099
*	AngioDynamics Inc.	50,171	1,091
*,^	Eagle Pharmaceuticals Inc.	15,723	1,090
*	Assembly Biosciences Inc.	29,203	1,085
*	Intellia Therapeutics Inc.	37,277	1,067
*	MacroGenics Inc.	48,903	1,048
	HealthStream Inc.	33,424	1,036
*,^	Cara Therapeutics Inc.	42,964	1,029
*	CareDx Inc.	35,483	1,024
*,^	Dynavax Technologies Corp.	80,479	998
*,^	Solid Biosciences Inc.	20,868	985
*	Heska Corp.	8,545	968
*	CytomX Therapeutics Inc.	52,190	966
*	Radius Health Inc.	53,102	945
*	Novavax Inc.	493,476	928
	National HealthCare Corp.	11,943	900
*	Rhythm Pharmaceuticals Inc.	30,716	896
*	Amphastar Pharmaceuticals Inc.	46,374	892
*	Pacific Biosciences of California Inc.	164,170	888
*	Addus HomeCare Corp.	12,472	875
*	Dicerna Pharmaceuticals Inc.	56,804	867
*	ViewRay Inc.	89,540	838
*,^	MiMedx Group Inc.	135,411	837
*	AMAG Pharmaceuticals Inc.	41,765	835
*,^	PetIQ Inc. Class A	21,170	832
*	Athenex Inc.	53,391	830
*,^	Accelerate Diagnostics Inc.	35,968	825
*	Cymabay Therapeutics Inc.	74,424	825
	LeMaitre Vascular Inc.	21,154	820
	Meridian Bioscience Inc.	53,716	800
*,^	Flexion Therapeutics Inc.	42,414	794
*	RadNet Inc.	51,984	782
*	Vericel Corp.	54,779	775
*	ArQule Inc.	133,861	758
*	Kura Oncology Inc.	43,111	754
*	Deciphera Pharmaceuticals Inc.	19,378	750
*	Anika Therapeutics Inc.	17,743	748
*	Rocket Pharmaceuticals Inc.	29,746	732
*	Epizyme Inc.	68,962	731
*	CorVel Corp.	11,897	717
*	Lantheus Holdings Inc.	46,900	701
*	Progenics Pharmaceuticals Inc.	110,914	695
*,^	Senseonics Holdings Inc.	145,739	695
*	Rigel Pharmaceuticals Inc.	214,440	688
*	Sientra Inc.	28,455	680
*,^	Verastem Inc.	92,316	669
*,^	Apollo Medical Holdings Inc.	29,706	656
*	ANI Pharmaceuticals Inc.	11,297	639
	Invacare Corp.	43,119	627
*	Cytokinetics Inc.	63,378	624
*	GlycoMimetics Inc.	43,246	623
*	Kindred Biosciences Inc.	44,140	616
*	Achillion Pharmaceuticals Inc.	166,715	614

*,^	Akcea Therapeutics Inc.	17,433	611
*	Five Prime Therapeutics Inc.	43,499	606
*,^	Apellis Pharmaceuticals Inc.	33,687	599
*	NanoString Technologies Inc.	33,500	597
*	Antares Pharma Inc.	175,905	591
*	Inovio Pharmaceuticals Inc.	105,721	588
*	Lexicon Pharmaceuticals Inc.	54,388	580
*,^	Adamas Pharmaceuticals Inc.	28,838	577
*	Stemline Therapeutics Inc.	34,306	569
*	Voyager Therapeutics Inc.	29,926	566
*	Cutera Inc.	17,195	560
*	Triple-S Management Corp. Class B	29,463	557
*	Collegium Pharmaceutical Inc.	37,664	555
*	Akebia Therapeutics Inc.	62,836	555
*,^	ZIOPHARM Oncology Inc.	171,735	550
*	ChemoCentryx Inc.	43,286	547
*,^	MediciNova Inc.	43,226	540
*	BioScrip Inc.	173,477	538
*,^	La Jolla Pharmaceutical Co.	26,673	537
*,^	Synergy Pharmaceuticals Inc.	311,029	529
*,^	Aclaris Therapeutics Inc.	36,289	527
*,^	Corbus Pharmaceuticals Holdings Inc.	69,551	525
*,^	AVEO Pharmaceuticals Inc.	156,396	518
*	Community Health Systems Inc.	149,246	516
*	Abeona Therapeutics Inc.	40,153	514
*	Accuray Inc.	113,995	513
*,^	Sorrento Therapeutics Inc.	116,393	512
*	Minerva Neurosciences Inc.	40,597	510
*	Tricida Inc.	16,583	507
*	Allakos Inc.	11,102	499
*	Dermira Inc.	45,741	499
*	Kadmon Holdings Inc.	149,169	498
*,^	TG Therapeutics Inc.	88,673	497
*,^	GenMark Diagnostics Inc.	67,437	496
*	Assertio Therapeutics Inc.	81,064	477
*	Zafgen Inc.	39,903	466
*	PDL BioPharma Inc.	176,015	463
*	Avid Bioservices Inc.	66,519	456
*	Ra Pharmaceuticals Inc.	24,779	448
*	SIGA Technologies Inc.	64,643	445
*	Veracyte Inc.	46,342	443
	Utah Medical Products Inc.	4,603	434
*,^	Keryx Biopharmaceuticals Inc.	127,265	433
*	CytoSorbents Corp.	33,400	431
*,^	Insys Therapeutics Inc.	42,720	431
*,^	Marinus Pharmaceuticals Inc.	43,043	430
*	BioSpecifics Technologies Corp.	7,254	424
*	Catalyst Pharmaceuticals Inc.	111,594	422
*	Aduro Biotech Inc.	57,135	420
*	Avrobio Inc.	7,976	414
*	MEI Pharma Inc.	95,949	414
*	Concert Pharmaceuticals Inc.	27,718	411
*,^	Geron Corp.	231,255	407
*	Surgery Partners Inc.	24,411	403
*	Eloxx Pharmaceuticals Inc.	23,572	402
*	Aldeyra Therapeutics Inc.	28,973	400
*	Aratana Therapeutics Inc.	67,232	393

*	Adverum Biotechnologies Inc.	62,204	376
*,^	Savara Inc.	33,526	374
*,^	MannKind Corp.	204,277	374
*	American Renal Associates Holdings Inc.	17,057	369
*,^	Rubius Therapeutics Inc.	15,230	366
*	Aquestive Therapeutics Inc.	20,841	365
*	Tocagen Inc.	23,322	364
*	Inspire Medical Systems Inc.	8,636	363
*	OrthoPediatrics Corp.	9,715	356
*,^	Dova Pharmaceuticals Inc.	16,682	350
*	Athersys Inc.	166,066	349
*,^	Paratek Pharmaceuticals Inc.	35,594	345
*	RTI Surgical Inc.	76,404	344
*	Corium International Inc.	34,910	332
*	Syros Pharmaceuticals Inc.	27,620	329
*	Selecta Biosciences Inc.	20,494	319
*	Civitas Solutions Inc.	21,223	313
*,^	Galectin Therapeutics Inc.	51,315	308
*	Bellicum Pharmaceuticals Inc.	49,920	308
*,^	BioTime Inc.	128,116	301
*,^	Homology Medicines Inc.	13,071	299
*	Sienna Biopharmaceuticals Inc.	20,070	297
*,^	Optinose Inc.	23,893	297
*	BioLife Solutions Inc.	16,864	295
*	T2 Biosystems Inc.	39,297	293
*	iRadimed Corp.	7,848	292
*,^	Amyris Inc.	36,284	288
*	Synlogic Inc.	20,244	288
*	Capital Senior Living Corp.	30,266	286
*	Osiris Therapeutics Inc.	25,629	284
*	Ocular Therapeutix Inc.	40,756	280
*	Acer Therapeutics Inc.	8,874	274
*	Bovie Medical Corp.	38,544	274
*	ADMA Biologics Inc.	43,548	270
*	Quanterix Corp.	12,580	269
*	Agenus Inc.	125,251	268
*	Neuronetics Inc.	8,228	264
*,^	Rockwell Medical Inc.	62,224	263
*	Aptinyx Inc.	9,067	263
*	Palatin Technologies Inc.	263,109	262
*	Celcuity Inc.	8,854	255
*,^	AcelRx Pharmaceuticals Inc.	64,899	250
*,^	Teligent Inc.	63,171	250
*	EyePoint Pharmaceuticals Inc.	69,888	250
*	Fluidigm Corp.	32,405	243
*	Kiniksa Pharmaceuticals Ltd. Class A	9,372	239
*,^	Helius Medical Technologies Inc. Class A	24,335	238
*	Invuity Inc.	31,811	235
*,^	BioDelivery Sciences International Inc.	83,662	234
*	Enzo Biochem Inc.	56,162	231
*,^	Unum Therapeutics Inc.	22,412	231
*	Quorum Health Corp.	39,069	229
*,^	Evolus Inc.	12,269	228
*	Durect Corp.	207,542	228
*,^	Crinetics Pharmaceuticals Inc.	7,927	227
*	Chimerix Inc.	58,216	226
*	Verrica Pharmaceuticals Inc.	13,707	223

*	SeaSpine Holdings Corp.	14,278	222
*,^	CASI Pharmaceuticals Inc.	47,384	221
*	Idera Pharmaceuticals Inc.	24,800	221
*	Ardelyx Inc.	49,916	217
*,^	Lannett Co. Inc.	44,029	209
*	Melinta Therapeutics Inc.	52,758	208
*	Harvard Bioscience Inc.	38,763	204
*	Aeglea BioTherapeutics Inc.	20,854	200
*,^	Seres Therapeutics Inc.	26,265	199
*	Endologix Inc.	103,337	197
*,^	Corindus Vascular Robotics Inc.	137,640	195
*	Conatus Pharmaceuticals Inc.	33,608	195
*	Clearside Biomedical Inc.	31,606	194
*	Spero Therapeutics Inc.	18,259	192
*	Infinity Pharmaceuticals Inc.	69,800	189
*,^	Pulse Biosciences Inc.	13,315	189
*	Pfenex Inc.	36,618	187
*	Scholar Rock Holding Corp.	7,176	185
*	Chembio Diagnostics Inc.	17,597	185
*	KalVista Pharmaceuticals Inc.	8,346	185
*	Calithera Biosciences Inc.	34,945	183
*	Tetraphase Pharmaceuticals Inc.	64,327	178
*	Corvus Pharmaceuticals Inc.	20,608	177
*	Replimune Group Inc.	10,864	175
*	Menlo Therapeutics Inc.	17,712	174
*,^	Arcus Biosciences Inc.	12,505	174
*,^	Achaogen Inc.	42,881	171
*	Applied Genetic Technologies Corp.	23,007	168
*	Calyxt Inc.	10,962	167
*,^	Miragen Therapeutics Inc.	29,825	166
*	Organovo Holdings Inc.	143,484	165
*	Catalyst Biosciences Inc.	15,278	165
*	Spring Bank Pharmaceuticals Inc.	13,531	163
*	FONAR Corp.	6,520	162
*	Syndax Pharmaceuticals Inc.	19,665	159
*	Immune Design Corp.	45,969	159
*	ContraFect Corp.	76,434	158
*	Eiger BioPharmaceuticals Inc.	13,156	158
*	Protagonist Therapeutics Inc.	15,283	157
*	Cue Biopharma Inc.	17,237	156
*	Cohbar Inc.	36,048	155
*	Catasys Inc.	12,090	155
*	HTG Molecular Diagnostics Inc.	30,070	152
*	CTI BioPharma Corp.	70,123	151
*,^	UNITY Biotechnology Inc.	9,270	151
*	Champions Oncology Inc.	8,643	151
*,^	Adamis Pharmaceuticals Corp.	42,857	150
*	Mersana Therapeutics Inc.	14,976	150
*	Provention Bio Inc.	37,154	149
*	Krystal Biotech Inc.	8,398	148
*	Xeris Pharmaceuticals Inc.	8,278	146
*	Misonix Inc.	7,865	146
*,^	XOMA Corp.	8,219	144
*	Sesen Bio Inc.	67,161	144
*	Kala Pharmaceuticals Inc.	14,564	144
*,^	Anavex Life Sciences Corp.	51,514	141
*	Recro Pharma Inc.	19,518	139

*	Jounce Therapeutics Inc.	21,042	137
*	AAC Holdings Inc.	17,817	136
*	Mustang Bio Inc.	22,844	136
*	Aptevo Therapeutics Inc.	26,266	133
*	Apollo Endosurgery Inc.	18,518	133
*	CEL-SCI Corp.	32,286	131
*,^	Tyme Technologies Inc.	46,994	131
*	Allena Pharmaceuticals Inc.	11,736	126
*	Liquidia Technologies Inc.	4,526	124
*	Restoration Robotics Inc.	41,536	120
*	Odonate Therapeutics Inc.	6,192	120
*	Neos Therapeutics Inc.	24,547	119
*	Checkpoint Therapeutics Inc.	32,676	117
*	NantKwest Inc.	30,899	114
*	Trevena Inc.	53,685	114
*	Alimera Sciences Inc.	114,589	112
*	Aerpio Pharmaceuticals Inc.	36,309	112
*,^	Second Sight Medical Products Inc.	57,748	110
*	Novan Inc.	38,991	109
*,^	Zynerba Pharmaceuticals Inc.	13,257	108
*,^	resTORbio Inc.	7,119	108
*	Cumberland Pharmaceuticals Inc.	18,821	107
*	Axsome Therapeutics Inc.	30,437	105
*,^	Sophiris Bio Inc.	37,506	105
*	Ovid therapeutics Inc.	18,446	105
*	Strata Skin Sciences Inc.	29,110	103
*	Principia Biopharma Inc.	3,522	103
*	ElectroCore LLC	7,343	103
*	Otonomy Inc.	37,166	102
*	Translate Bio Inc.	10,214	102
*,^	TapImmune Inc.	11,180	101
	Aceto Corp.	44,542	101
*	Ophthotech Corp.	42,540	100
*	Joint Corp.	11,636	99
*,^	Celsion Corp.	33,970	94
*,^	Genesis Healthcare Inc.	69,665	94
*	InfuSystem Holdings Inc.	28,406	92
*	Bioxcel Therapeutics Inc.	11,927	91
*	OncoSec Medical Inc.	65,208	91
	Psychemedics Corp.	4,821	91
*	KemPharm Inc.	18,890	91
*	Merrimack Pharmaceuticals Inc.	16,693	89
*	Alpine Immune Sciences Inc.	13,861	88
*	Y-mAbs Therapeutics Inc.	3,187	85
*	NewLink Genetics Corp.	35,215	84
*,^	XBiotech Inc.	26,349	84
*	Sensus Healthcare Inc.	9,806	82
*,^	Genocea Biosciences Inc.	104,327	81
*,^	Ekso Bionics Holdings Inc.	34,612	81
*	Molecular Templates Inc.	14,614	79
*	Sunesis Pharmaceuticals Inc.	39,014	78
*	Aevi Genomic Medicine Inc.	62,640	77
*,^	Viveve Medical Inc.	28,575	77
*,^	Onconova Therapeutics Inc.	10,272	75
*	Proteostasis Therapeutics Inc.	31,142	75
*	Electromed Inc.	11,545	75
*	Celldex Therapeutics Inc.	163,707	74

*	Wright Medical Group Inc. CVR	50,806	73
*	Leap Therapeutics Inc.	9,216	72
*	Surface Oncology Inc.	6,427	70
*	Cidara Therapeutics Inc.	15,960	70
*	Opiant Pharmaceuticals Inc.	3,871	69
*,^	Zosano Pharma Corp.	16,791	69
*	Evoke Pharma Inc.	23,036	69
*	Curis Inc.	37,775	67
*	OncoMed Pharmaceuticals Inc.	31,662	67
*	Fulgent Genetics Inc.	16,903	66
*	BrainStorm Cell Therapeutics Inc.	17,130	65
*	Matinas BioPharma Holdings Inc.	69,805	64
*	Actinium Pharmaceuticals Inc.	86,444	64
*,^	Heat Biologics Inc.	31,911	64
*,^	Asterias Biotherapeutics Inc. Class A	48,913	64
*	Advaxis Inc.	67,454	63
	Digirad Corp.	42,089	63
*	Ampio Pharmaceuticals Inc.	119,353	61
*,^	Xtant Medical Holdings Inc.	15,088	58
*,^	Magenta Therapeutics Inc.	4,775	57
*	Fortress Biotech Inc.	35,728	57
*,^	BioPharmX Corp.	299,289	57
*	AzurRx BioPharma Inc.	21,962	56
*	Versartis Inc.	39,376	55
*	Imprimis Pharmaceuticals Inc.	19,531	54
*	Alphatec Holdings Inc.	15,904	54
*,^	Rexahn Pharmaceuticals Inc.	29,763	53
*	Conformis Inc.	48,468	51
*	SCYNEXIS Inc.	42,447	51
*,^	Eidos Therapeutics Inc.	4,930	49
*	Nobilis Health Corp.	47,353	47
*	IRIDEX Corp.	7,402	47
*	VIVUS Inc.	10,305	45
*	Neon Therapeutics Inc.	5,265	45
*,^	Akers Biosciences Inc.	143,885	41
	Gritstone Oncology Inc.	2,828	40
*	scPharmaceuticals Inc.	6,800	40
*	Forty Seven Inc.	2,625	39
*	PLx Pharma Inc.	9,435	38
*	Tracon Pharmaceuticals Inc.	18,067	37
*,^	Navidea Biopharmaceuticals Inc.	158,410	37
*	Oncocyte Corp.	14,374	36
*,^	Cancer Genetics Inc.	31,225	32
	Biolase Inc.	15,133	31
*	Histogenics Corp.	51,282	28
*,^	Moleculin Biotech Inc.	17,452	28
*	Vermillion Inc.	38,754	28
*,^	CorMedix Inc.	26,496	26
*,^	GTx Inc.	15,704	25
*	CAS Medical Systems Inc.	10,200	23
*	Evelo Biosciences Inc.	1,877	23
*	Ohr Pharmaceutical Inc.	120,454	22
*,^	Bellerophon Therapeutics Inc.	20,401	22
*	Edge Therapeutics Inc.	26,661	22
*	Chiasma Inc.	6,057	22
*	Vical Inc.	15,634	21
*,^	Myomo Inc.	10,964	21

*,^	CytRx Corp.	19,563	21
*	Arsanis Inc.	11,584	19
*,^	Obalon Therapeutics Inc.	6,693	18
*	NanoViricides Inc.	49,787	18
*	Regulus Therapeutics Inc.	88,514	18
*	Five Star Senior Living Inc.	19,810	17
*,^	iBio Inc.	17,710	15
*	Synthetic Biologics Inc.	5,657	15
*,^	ContraVir Pharmaceuticals Inc.	23,050	13
*,^	Gemphire Therapeutics Inc.	5,910	12
*	Vital Therapies Inc.	41,508	11
*	Caladrius Biosciences Inc.	1,820	11
*	Constellation Pharmaceuticals Inc.	1,502	10
*	Agile Therapeutics Inc.	26,778	10
*	Aradigm Corp.	8,569	10
*	aTyr Pharma Inc.	11,462	9
	Diversicare Healthcare Services Inc.	1,413	9
*	Tonix Pharmaceuticals Holding Corp.	15,108	9
*	IsoRay Inc.	16,984	9
*	Catabasis Pharmaceuticals Inc.	10,960	9
*	SELLAS Life Sciences Group Inc.	6,812	8
*	RA Medical Systems Inc.	385	7
*,^	vTv Therapeutics Inc. Class A	9,072	7
*	Biomerica Inc.	1,300	5
*	Novus Therapeutics Inc.	744	3
*,^	Pernix Therapeutics Holdings Inc.	2,881	3
*	Flex Pharma Inc.	4,687	2
*,^	Aethlon Medical Inc.	1,232	1
*	Fibrocell Science Inc.	613	1
	Vaxart Inc.	83	—
*	Milestone Scientific Inc.	200	—
*	Biocept Inc.	1	—
			5,250,759
Industrials (13.3%)
	Boeing Co.	708,725	263,575
	Honeywell International Inc.	965,162	160,603
	3M Co.	761,803	160,520
	Union Pacific Corp.	960,766	156,442
	Accenture plc Class A	833,496	141,861
	United Technologies Corp.	984,838	137,690
*	PayPal Holdings Inc.	1,460,701	128,308
	General Electric Co.	11,267,353	127,208
	Caterpillar Inc.	771,420	117,634
	Lockheed Martin Corp.	314,503	108,805
	United Parcel Service Inc. Class B	895,571	104,558
	Danaher Corp.	814,688	88,524
	Automatic Data Processing Inc.	542,316	81,705
	CSX Corp.	1,060,391	78,522
	Raytheon Co.	370,884	76,647
	FedEx Corp.	309,440	74,510
	Northrop Grumman Corp.	225,933	71,704
	General Dynamics Corp.	327,078	66,959
	Norfolk Southern Corp.	364,342	65,764
	Deere & Co.	419,471	63,059
	Emerson Electric Co.	816,728	62,545
	Illinois Tool Works Inc.	391,967	55,314
	Waste Management Inc.	560,049	50,606

Sherwin-Williams Co.	109,094	49,661
Eaton Corp. plc	563,729	48,892
Fidelity National Information Services Inc.	428,891	46,779
* Fiserv Inc.	528,973	43,577
Johnson Controls International plc	1,199,578	41,985
TE Connectivity Ltd.	453,224	39,852
Roper Technologies Inc.	133,585	39,569
* Worldpay Inc. Class A	388,777	39,371
* Square Inc.	371,341	36,766
Amphenol Corp. Class A	390,054	36,673
^ Fortive Corp.	406,508	34,297
Ingersoll-Rand plc	319,037	32,637
Parker-Hannifin Corp.	172,097	31,654
PACCAR Inc.	455,560	31,065
Paychex Inc.	418,764	30,842
Rockwell Automation Inc.	160,585	30,113
Rockwell Collins Inc.	212,306	29,823
Cummins Inc.	201,619	29,450
Agilent Technologies Inc.	416,996	29,415
Stanley Black & Decker Inc.	199,056	29,150
Waste Connections Inc.	341,152	27,214
Global Payments Inc.	206,558	26,315
* FleetCor Technologies Inc.	115,483	26,312
* Verisk Analytics Inc. Class A	202,978	24,469
Willis Towers Watson plc	170,712	24,060
AMETEK Inc.	299,828	23,722
* TransDigm Group Inc.	61,217	22,791
WW Grainger Inc.	61,673	22,043
Cintas Corp.	110,734	21,904
Fastenal Co.	373,186	21,652
L3 Technologies Inc.	101,771	21,639
Total System Services Inc.	212,507	20,983
Textron Inc.	292,240	20,886
Broadridge Financial Solutions Inc.	152,607	20,136
Republic Services Inc. Class A	275,849	20,043
* Mettler-Toledo International Inc.	32,886	20,027
* CoStar Group Inc.	47,210	19,868
Ball Corp.	448,116	19,713
Vulcan Materials Co.	171,093	19,026
* Waters Corp.	96,328	18,753
Xylem Inc.	233,021	18,611
* XPO Logistics Inc.	162,785	18,585
WestRock Co.	332,101	17,747
* United Rentals Inc.	107,988	17,667
CH Robinson Worldwide Inc.	180,229	17,648
TransUnion	238,287	17,533
Dover Corp.	192,173	17,013
* First Data Corp. Class A	687,170	16,815
Expeditors International of Washington Inc.	226,676	16,667
* Keysight Technologies Inc.	242,461	16,070
Jack Henry & Associates Inc.	100,330	16,061
Old Dominion Freight Line Inc.	94,064	15,169
Kansas City Southern	132,613	15,022
IDEX Corp.	99,337	14,966
Martin Marietta Materials Inc.	81,279	14,789
Masco Corp.	400,712	14,666
Huntington Ingalls Industries Inc.	56,650	14,507

Alliance Data Systems Corp.	60,867	14,374
* Trimble Inc.	322,419	14,012
Jacobs Engineering Group Inc.	182,922	13,994
PerkinElmer Inc.	143,131	13,922
JB Hunt Transport Services Inc.	113,352	13,482
Snap-on Inc.	73,137	13,428
Packaging Corp. of America	122,121	13,395
Spirit AeroSystems Holdings Inc. Class A	138,898	12,733
Arconic Inc.	565,070	12,437
* Zebra Technologies Corp.	69,427	12,277
Cognex Corp.	212,485	11,861
Wabtec Corp.	112,004	11,747
* WEX Inc.	55,749	11,192
Allegion plc	123,306	11,168
* Sensata Technologies Holding plc	222,151	11,008
Lennox International Inc.	50,400	11,007
FLIR Systems Inc.	177,468	10,909
* Teledyne Technologies Inc.	44,139	10,888
Robert Half International Inc.	152,452	10,730
Fluor Corp.	181,576	10,550
AO Smith Corp.	188,458	10,058
Graco Inc.	216,642	10,039
HEICO Corp. Class A	132,356	9,993
Donaldson Co. Inc.	167,832	9,778
* HD Supply Holdings Inc.	227,399	9,730
Carlisle Cos. Inc.	78,920	9,612
Hubbell Inc. Class B	70,993	9,483
Nordson Corp.	67,732	9,408
Flowserve Corp.	170,338	9,316
Pentair plc	205,855	8,924
Booz Allen Hamilton Holding Corp. Class A	177,929	8,831
Allison Transmission Holdings Inc.	168,556	8,767
AptarGroup Inc.	80,598	8,684
* Fair Isaac Corp.	36,940	8,443
* Arrow Electronics Inc.	113,951	8,400
Sealed Air Corp.	208,589	8,375
* Crown Holdings Inc.	174,248	8,364
Acuity Brands Inc.	52,422	8,241
* Berry Global Group Inc.	169,679	8,211
BWX Technologies Inc.	129,893	8,124
National Instruments Corp.	162,977	7,877
Toro Co.	130,147	7,805
Owens Corning	143,516	7,789
Hexcel Corp.	114,511	7,678
Xerox Corp.	280,013	7,555
Lincoln Electric Holdings Inc.	80,263	7,500
Watsco Inc.	41,731	7,432
ManpowerGroup Inc.	84,488	7,263
Sonoco Products Co.	128,924	7,155
Trinity Industries Inc.	193,308	7,083
* IPG Photonics Corp.	45,337	7,076
Curtiss-Wright Corp.	51,431	7,068
* Genesee & Wyoming Inc. Class A	77,282	7,032
ITT Inc.	112,978	6,921
* AECOM	208,733	6,817
Avnet Inc.	152,257	6,817
Oshkosh Corp.	94,855	6,757

Landstar System Inc.	55,110	6,723
MDU Resources Group Inc.	253,429	6,511
* Stericycle Inc.	110,324	6,474
Universal Display Corp.	54,729	6,453
Crane Co.	65,511	6,443
* Quanta Services Inc.	191,802	6,402
* Euronet Worldwide Inc.	62,826	6,296
Littelfuse Inc.	30,564	6,048
* Conduent Inc.	261,302	5,885
Air Lease Corp. Class A	128,222	5,883
* Trex Co. Inc.	76,200	5,866
Woodward Inc.	71,790	5,805
Insperity Inc.	48,892	5,767
Bemis Co. Inc.	118,236	5,746
* Kirby Corp.	69,831	5,744
Knight-Swift Transportation Holdings Inc.	164,719	5,680
EMCOR Group Inc.	75,560	5,675
Genpact Ltd.	185,219	5,670
nVent Electric plc	207,710	5,641
Graphic Packaging Holding Co.	399,565	5,598
MAXIMUS Inc.	84,115	5,473
* Coherent Inc.	31,521	5,428
Jabil Inc.	198,439	5,374
* Proto Labs Inc.	33,178	5,367
AGCO Corp.	87,711	5,332
MSC Industrial Direct Co. Inc. Class A	59,369	5,231
* CoreLogic Inc.	104,988	5,187
* ASGN Inc.	64,162	5,064
Eagle Materials Inc.	58,793	5,012
Ryder System Inc.	68,582	5,011
Tetra Tech Inc.	72,965	4,984
John Bean Technologies Corp.	41,606	4,964
Louisiana-Pacific Corp.	187,260	4,961
* Axon Enterprise Inc.	71,605	4,900
* Allegheny Technologies Inc.	164,213	4,852
MSA Safety Inc.	45,399	4,832
EnerSys	54,446	4,744
Regal Beloit Corp.	57,114	4,709
* USG Corp.	108,219	4,687
* Clean Harbors Inc.	65,236	4,670
Kennametal Inc.	104,951	4,572
* Generac Holdings Inc.	80,419	4,536
Barnes Group Inc.	63,640	4,520
* RBC Bearings Inc.	29,823	4,484
Timken Co.	89,600	4,467
Brink's Co.	62,773	4,378
Macquarie Infrastructure Corp.	94,715	4,369
GATX Corp.	48,527	4,202
* Rexnord Corp.	134,968	4,157
* KLX Inc.	65,955	4,141
* Armstrong World Industries Inc.	57,662	4,013
* Gardner Denver Holdings Inc.	141,091	3,999
* Owens-Illinois Inc.	208,602	3,920
* SiteOne Landscape Supply Inc.	51,996	3,917
Valmont Industries Inc.	28,141	3,898
Simpson Manufacturing Co. Inc.	53,726	3,893
Applied Industrial Technologies Inc.	49,720	3,891

* Cimpress NV	28,206	3,853
KBR Inc.	181,905	3,844
Belden Inc.	52,420	3,743
* MasTec Inc.	83,053	3,708
* WESCO International Inc.	60,324	3,707
Terex Corp.	90,765	3,622
Exponent Inc.	67,426	3,614
* Colfax Corp.	99,974	3,605
* FTI Consulting Inc.	49,090	3,593
Deluxe Corp.	61,584	3,507
Vishay Intertechnology Inc.	171,577	3,492
* Esterline Technologies Corp.	38,371	3,490
* II-VI Inc.	73,667	3,484
* Rogers Corp.	23,626	3,481
* Integer Holdings Corp.	41,916	3,477
UniFirst Corp.	19,740	3,428
* AMN Healthcare Services Inc.	62,582	3,423
Korn/Ferry International	69,225	3,409
Moog Inc. Class A	39,537	3,399
* Paylocity Holding Corp.	41,097	3,301
* Dycom Industries Inc.	38,867	3,288
* Mercury Systems Inc.	58,939	3,261
* Beacon Roofing Supply Inc.	88,945	3,219
* TriNet Group Inc.	55,527	3,127
* Aerovironment Inc.	27,659	3,103
* Aerojet Rocketdyne Holdings Inc.	88,483	3,008
* Harsco Corp.	104,475	2,983
Watts Water Technologies Inc. Class A	35,728	2,965
Albany International Corp.	37,244	2,961
* Novanta Inc.	41,551	2,842
* Itron Inc.	43,545	2,796
Silgan Holdings Inc.	100,126	2,783
* ExlService Holdings Inc.	42,015	2,781
Convergys Corp.	117,053	2,779
Forward Air Corp.	38,541	2,763
ABM Industries Inc.	85,408	2,754
* SPX FLOW Inc.	52,680	2,739
Comfort Systems USA Inc.	48,151	2,716
Universal Forest Products Inc.	75,294	2,660
Brady Corp. Class A	60,114	2,630
* TopBuild Corp.	45,890	2,607
* Summit Materials Inc. Class A	142,180	2,585
Mobile Mini Inc.	58,879	2,582
* Saia Inc.	33,419	2,555
* Anixter International Inc.	36,103	2,538
* Plexus Corp.	43,294	2,533
* Advanced Disposal Services Inc.	93,228	2,525
Otter Tail Corp.	52,670	2,523
Granite Construction Inc.	55,116	2,519
Franklin Electric Co. Inc.	52,760	2,493
Greenbrier Cos. Inc.	41,211	2,477
* Navistar International Corp.	64,233	2,473
Covanta Holding Corp.	152,009	2,470
^ Maxar Technologies Ltd.	74,676	2,470
World Fuel Services Corp.	87,854	2,432
* Evolent Health Inc. Class A	85,584	2,431
Kaman Corp.	35,773	2,389

*	Sanmina Corp.	85,643	2,364
*	Masonite International Corp.	36,551	2,343
	Mueller Water Products Inc. Class A	203,050	2,337
	Triton International Ltd.	69,115	2,299
	Cubic Corp.	31,396	2,293
	Schneider National Inc. Class B	90,786	2,268
*	JELD-WEN Holding Inc.	89,762	2,214
	Actuant Corp. Class A	78,495	2,190
	ManTech International Corp. Class A	34,173	2,163
*	Builders FirstSource Inc.	147,219	2,161
	ESCO Technologies Inc.	31,707	2,158
	Matson Inc.	54,373	2,155
*	Fabrinet	46,381	2,146
	US Ecology Inc.	28,902	2,132
	Mueller Industries Inc.	73,447	2,128
	Greif Inc. Class A	39,303	2,109
	Federal Signal Corp.	78,345	2,098
	Raven Industries Inc.	45,448	2,079
	AAR Corp.	43,322	2,075
*	Imperva Inc.	43,571	2,024
	EnPro Industries Inc.	27,487	2,005
	Sun Hydraulics Corp.	36,191	1,983
*	Knowles Corp.	119,099	1,979
	Werner Enterprises Inc.	55,969	1,979
	AAON Inc.	52,106	1,970
*	Atlas Air Worldwide Holdings Inc.	30,738	1,960
*	Hub Group Inc. Class A	42,034	1,917
	Boise Cascade Co.	51,819	1,907
	Rush Enterprises Inc. Class A	48,444	1,904
*	Milacron Holdings Corp.	93,894	1,901
*	TTM Technologies Inc.	119,138	1,895
	Badger Meter Inc.	35,655	1,888
*	Gibraltar Industries Inc.	41,375	1,887
	EVERTEC Inc.	76,907	1,853
*	TriMas Corp.	59,977	1,823
*	MINDBODY Inc. Class A	44,674	1,816
*	SPX Corp.	54,271	1,808
*	Continental Building Products Inc.	47,106	1,769
	Standex International Corp.	16,953	1,767
	HEICO Corp.	18,953	1,755
	AZZ Inc.	34,619	1,748
	ICF International Inc.	23,113	1,744
*	Patrick Industries Inc.	29,316	1,736
	Tennant Co.	22,772	1,730
*	Kratos Defense & Security Solutions Inc.	116,636	1,724
	Methode Electronics Inc.	46,395	1,679
	ArcBest Corp.	34,132	1,657
	McGrath RentCorp	30,264	1,648
*,^	Ambarella Inc.	42,282	1,635
*	Sykes Enterprises Inc.	53,595	1,634
*	Casella Waste Systems Inc. Class A	52,596	1,634
*	Atkore International Group Inc.	61,270	1,625
*	Air Transport Services Group Inc.	74,058	1,590
	Aircastle Ltd.	72,380	1,586
*	BMC Stock Holdings Inc.	84,916	1,584
*	CBIZ Inc.	66,737	1,582
*	OSI Systems Inc.	20,650	1,576

*	Cardtronics plc Class A	49,473	1,565
	H&E Equipment Services Inc.	41,266	1,559
	Kadant Inc.	14,327	1,545
^	Altra Industrial Motion Corp.	37,297	1,540
*	PGT Innovations Inc.	71,284	1,540
	Advanced Drainage Systems Inc.	48,772	1,507
	Benchmark Electronics Inc.	63,478	1,485
	Apogee Enterprises Inc.	35,714	1,476
	Triumph Group Inc.	61,284	1,428
^	ADT Inc.	151,977	1,427
*	Huron Consulting Group Inc.	28,688	1,417
	Lindsay Corp.	14,121	1,415
*	FARO Technologies Inc.	21,877	1,408
	CTS Corp.	40,438	1,387
*	TrueBlue Inc.	52,947	1,379
	Primoris Services Corp.	55,226	1,371
	Astec Industries Inc.	26,949	1,358
	GrafTech International Ltd.	68,829	1,343
	Navigant Consulting Inc.	56,992	1,314
	Encore Wire Corp.	25,656	1,285
	Wabash National Corp.	70,505	1,285
*	KEMET Corp.	67,810	1,258
	Douglas Dynamics Inc.	28,609	1,256
*,^	MACOM Technology Solutions Holdings Inc.	60,820	1,253
	MTS Systems Corp.	22,815	1,249
	CIRCOR International Inc.	26,187	1,244
	AVX Corp.	68,107	1,229
	Heartland Express Inc.	58,893	1,162
	Multi-Color Corp.	18,523	1,153
	Kforce Inc.	30,410	1,143
	Manitowoc Co. Inc.	47,499	1,139
*	Control4 Corp.	32,870	1,128
*	NV5 Global Inc.	12,984	1,126
*	Gates Industrial Corp. plc	56,993	1,111
	Alamo Group Inc.	11,999	1,099
*	Thermon Group Holdings Inc.	42,089	1,085
*	Pluralsight Inc. Class A	33,386	1,068
*	Echo Global Logistics Inc.	34,412	1,065
*	Vicor Corp.	23,026	1,059
	Myers Industries Inc.	45,438	1,056
*	Installed Building Products Inc.	27,012	1,053
*	SEACOR Holdings Inc.	21,252	1,050
	Global Brass & Copper Holdings Inc.	28,424	1,049
	Marten Transport Ltd.	49,798	1,048
*	Aegion Corp. Class A	41,219	1,046
	Gorman-Rupp Co.	28,163	1,028
*	GMS Inc.	44,275	1,027
	Briggs & Stratton Corp.	52,278	1,005
*	GreenSky Inc. Class A	55,772	1,004
	Columbus McKinnon Corp.	25,141	994
	Kelly Services Inc. Class A	41,311	993
*	Tutor Perini Corp.	52,707	991
*,^	US Concrete Inc.	21,429	983
	Cass Information Systems Inc.	14,884	969
*	Astronics Corp.	22,206	966
*,^	Inovalon Holdings Inc. Class A	91,431	919
*	Lydall Inc.	20,717	893

*	Everi Holdings Inc.	95,359	874
*,^	Team Inc.	38,772	872
	Argan Inc.	20,183	868
*	NCI Building Systems Inc.	57,050	864
	Insteel Industries Inc.	24,016	862
	Quanex Building Products Corp.	46,860	853
*	Engility Holdings Inc.	23,535	847
	Quad/Graphics Inc.	40,391	842
*	DXP Enterprises Inc.	20,343	815
	NN Inc.	52,200	814
*	Wesco Aircraft Holdings Inc.	72,166	812
	Griffon Corp.	49,703	803
	Heidrick & Struggles International Inc.	23,574	798
	Mesa Laboratories Inc.	4,253	789
	DMC Global Inc.	19,191	783
*	Donnelley Financial Solutions Inc.	42,518	762
*	Electro Scientific Industries Inc.	43,242	755
	Hyster-Yale Materials Handling Inc.	11,932	734
	NVE Corp.	6,799	720
*	Evo Payments Inc. Class A	28,373	678
	Resources Connection Inc.	40,620	674
*	MYR Group Inc.	20,155	658
*	Veeco Instruments Inc.	63,015	646
	Spartan Motors Inc.	43,567	643
*	Kimball Electronics Inc.	32,644	641
	Barrett Business Services Inc.	9,351	624
*	Ducommun Inc.	15,280	624
	Ennis Inc.	30,210	618
^	REV Group Inc.	39,279	617
*	CAI International Inc.	26,310	602
	Allied Motion Technologies Inc.	10,888	593
*	International Seaways Inc.	29,566	592
	National Research Corp.	14,853	573
*	IntriCon Corp.	10,120	569
	Essendant Inc.	42,895	550
	B. Riley Financial Inc.	24,031	544
*	Landec Corp.	36,782	530
*	Vishay Precision Group Inc.	14,088	527
	Park Electrochemical Corp.	26,106	509
*	Eagle Bulk Shipping Inc.	90,422	508
*	Blue Bird Corp.	20,487	502
*	Mistras Group Inc.	22,934	497
	CRA International Inc.	9,730	489
*	Armstrong Flooring Inc.	26,846	486
*	Heritage-Crystal Clean Inc.	22,721	485
*	PHH Corp.	43,920	483
	TTEC Holdings Inc.	18,216	472
*	Sterling Construction Co. Inc.	32,777	469
*	Great Lakes Dredge & Dock Corp.	75,082	466
	LSC Communications Inc.	41,783	462
*	InnerWorkings Inc.	57,943	459
*	Covenant Transportation Group Inc. Class A	15,743	457
	RR Donnelley & Sons Co.	82,974	448
	Universal Logistics Holdings Inc.	11,966	440
*	CryoPort Inc.	33,965	435
*	Nuvectra Corp.	19,706	433
	American Railcar Industries Inc.	9,372	432

*,^	Energy Recovery Inc.	47,544	426
*,^	ShotSpotter Inc.	6,937	425
*	Cross Country Healthcare Inc.	47,406	414
	Park-Ohio Holdings Corp.	10,693	410
	VSE Corp.	12,337	409
	Miller Industries Inc.	14,902	401
	Crawford & Co. Class B	42,832	394
*	Daseke Inc.	48,612	390
	Graham Corp.	13,821	389
	Powell Industries Inc.	10,693	388
*	YRC Worldwide Inc.	40,995	368
	BG Staffing Inc.	13,089	356
	Daktronics Inc.	45,183	354
	Omega Flex Inc.	4,874	347
	Hurco Cos. Inc.	7,684	347
*	CECO Environmental Corp.	43,080	339
	Bel Fuse Inc. Class B	12,784	339
*	Twin Disc Inc.	14,489	334
*	US Xpress Enterprises Inc. Class A	24,081	332
*	Willdan Group Inc.	9,731	330
*	BlueLinx Holdings Inc.	10,357	326
*	Franklin Covey Co.	13,741	325
*	Era Group Inc.	26,281	325
*	Cardlytics Inc.	12,846	322
*	Overseas Shipholding Group Inc. Class A	98,988	312
*	GP Strategies Corp.	18,445	311
*	Commercial Vehicle Group Inc.	32,782	300
*	UFP Technologies Inc.	7,991	294
*,^	Energous Corp.	28,873	292
*	FreightCar America Inc.	17,784	286
*	Orion Group Holdings Inc.	37,214	281
*	ServiceSource International Inc.	96,518	275
*	Northwest Pipe Co.	13,840	273
^	EnviroStar Inc.	7,015	273
	Advanced Emissions Solutions Inc.	22,693	271
*,^	Turtle Beach Corp.	13,457	268
*	Radiant Logistics Inc.	42,943	254
*	Information Services Group Inc.	52,556	251
*	Astronics Corp. Class B	5,795	250
*	IES Holdings Inc.	12,444	243
*	PRGX Global Inc.	26,537	231
*	Foundation Building Materials Inc.	17,996	224
*	LB Foster Co. Class A	10,821	222
*	CyberOptics Corp.	10,865	219
	United States Lime & Minerals Inc.	2,772	219
*	PAM Transportation Services Inc.	3,307	215
*	Xerium Technologies Inc.	15,623	210
*	Lawson Products Inc.	5,840	198
*	Sparton Corp.	13,609	196
*	General Finance Corp.	12,254	195
*	Babcock & Wilcox Enterprises Inc.	188,915	195
*	Napco Security Technologies Inc.	13,003	194
*	Willis Lease Finance Corp.	5,611	194
*	Horizon Global Corp.	26,846	191
*	Iteris Inc.	34,939	188
*	Manitex International Inc.	17,289	182
	NACCO Industries Inc. Class A	5,414	177

*	PFSweb Inc.	23,956	177
*	Construction Partners Inc. Class A	14,272	173
*	Acacia Research Corp.	53,671	172
*,^	Maxwell Technologies Inc.	49,056	171
	Eastern Co.	5,925	168
*	Transcat Inc.	7,308	167
*,^	Forterra Inc.	22,035	164
*	Gencor Industries Inc.	13,358	161
	LSI Industries Inc.	34,737	160
*	Perceptron Inc.	15,787	154
*	Houston Wire & Cable Co.	19,943	154
*	USA Truck Inc.	7,569	153
*	Goldfield Corp.	35,662	152
*	Asure Software Inc.	11,989	149
*	Ultralife Corp.	18,241	149
*	Huttig Building Products Inc.	33,725	142
	Global Water Resources Inc.	13,084	139
*	Aspen Aerogels Inc.	29,879	137
	Richardson Electronics Ltd	15,379	135
*	Intevac Inc.	25,788	134
*,^	MicroVision Inc.	101,759	123
*	ARC Document Solutions Inc.	41,831	119
*	Arotech Corp.	34,490	117
*,^	ExOne Co.	11,835	112
*	CUI Global Inc.	45,240	101
*	DHI Group Inc.	47,858	100
*	Luna Innovations Inc.	30,072	97
*	Universal Technical Institute Inc.	35,652	95
*	StarTek Inc.	13,737	91
*,^	UQM Technologies Inc.	68,203	89
*,^	Applied DNA Sciences Inc.	56,734	85
	RF Industries Ltd.	11,313	80
*	Ballantyne Strong Inc.	19,745	79
*	Frequency Electronics Inc.	7,273	75
*	Air T Inc.	2,094	69
*	LightPath Technologies Inc. Class A	34,048	69
*	Broadwind Energy Inc.	31,113	68
*	CPI Aerostructures Inc.	8,092	68
*	Fuel Tech Inc.	50,871	66
*	Innovative Solutions & Support Inc.	25,899	66
	AMCON Distributing Co.	746	65
*	Capstone Turbine Corp.	63,915	64
*	Hudson Global Inc.	39,849	63
*,^	Aqua Metals Inc.	24,498	63
	Issuer Direct Corp.	4,075	62
*	Sharps Compliance Corp.	18,041	62
*	Lincoln Educational Services Corp.	27,081	61
	Steel Connect Inc.	28,541	61
*	Patriot Transportation Holding Inc.	3,098	59
*	IEC Electronics Corp.	10,877	57
*,^	Revolution Lighting Technologies Inc.	19,975	57
*,^	Odyssey Marine Exploration Inc.	6,843	55
*	Hudson Technologies Inc.	43,220	55
*	Perma-Fix Environmental Services	12,584	53
*	Perma-Pipe International Holdings Inc.	5,595	51
*	Hill International Inc.	12,340	51
*	eMagin Corp.	33,365	50

*	Roadrunner Transportation Systems Inc.	49,746	42
*,^	Workhorse Group Inc.	37,915	41
*	AeroCentury Corp.	2,175	34
*	Tecogen Inc.	10,401	33
	Greif Inc. Class B	549	32
	Bel Fuse Inc. Class A	1,376	29
*	Limbach Holdings Inc.	2,287	26
*	Black Box Corp.	24,600	25
*	ClearSign Combustion Corp.	14,690	23
*,^	Synthesis Energy Systems Inc.	6,983	17
*	ASV Holdings Inc.	3,312	16
*	Orion Energy Systems Inc.	13,441	13
*	Industrial Services of America Inc.	5,080	11
*	Vertex Energy Inc.	6,657	11
*	Air Industries Group	7,737	11
*	Digital Ally Inc.	3,600	10
*	Wireless Telecom Group Inc.	5,529	10
*	Research Frontiers Inc.	4,224	7
	Ecology and Environment Inc.	450	6
	Espey Manufacturing & Electronics Corp.	201	6
*	Rubicon Technology Inc.	609	5
*	DPW Holdings Inc.	11,100	5
*	Energy Focus Inc.	1,890	4
*	SigmaTron International Inc.	601	3
*	Volt Information Sciences Inc.	694	3
*	Taylor Devices Inc.	229	3
*	Sypris Solutions Inc.	1,594	2
*	AMREP Corp.	170	1
	Chicago Rivet & Machine Co.	28	1
			5,147,059
Oil & Gas (5.7%)
	Exxon Mobil Corp.	5,491,938	466,925
	Chevron Corp.	2,483,959	303,739
	ConocoPhillips	1,516,454	117,374
	Schlumberger Ltd.	1,793,899	109,284
	EOG Resources Inc.	750,221	95,706
	Occidental Petroleum Corp.	992,341	81,541
	Valero Energy Corp.	557,459	63,411
	Phillips 66	543,358	61,247
	Marathon Petroleum Corp.	593,188	47,437
	Anadarko Petroleum Corp.	667,439	44,992
	Halliburton Co.	1,079,835	43,766
	Kinder Morgan Inc.	2,429,354	43,072
	Williams Cos. Inc.	1,565,778	42,574
*	Concho Resources Inc.	259,748	39,677
	Pioneer Natural Resources Co.	220,793	38,460
	ONEOK Inc.	532,441	36,094
	Andeavor	185,990	28,549
	Hess Corp.	369,127	26,422
	Marathon Oil Corp.	1,104,935	25,723
	Devon Energy Corp.	634,217	25,331
	Apache Corp.	496,229	23,655
	National Oilwell Varco Inc.	494,407	21,299
*	Cheniere Energy Inc.	289,796	20,138
	Noble Energy Inc.	627,164	19,561
	Baker Hughes a GE Co.	540,832	18,296
	Diamondback Energy Inc.	127,697	17,263

	Targa Resources Corp.	291,209	16,398
	HollyFrontier Corp.	228,724	15,988
	EQT Corp.	343,650	15,200
	Cabot Oil & Gas Corp.	579,324	13,046
	Cimarex Energy Co.	123,621	11,489
*	WPX Energy Inc.	544,613	10,958
*	Energen Corp.	126,695	10,917
*	Parsley Energy Inc. Class A	344,797	10,085
	OGE Energy Corp.	257,950	9,369
	Helmerich & Payne Inc.	133,448	9,177
*	Continental Resources Inc.	122,287	8,350
*	Transocean Ltd.	565,228	7,885
*	Newfield Exploration Co.	259,137	7,471
	PBF Energy Inc. Class A	146,897	7,332
	Murphy Oil Corp.	212,358	7,080
	Core Laboratories NV	57,217	6,627
*	Whiting Petroleum Corp.	118,044	6,261
*	Oasis Petroleum Inc.	409,857	5,812
	Range Resources Corp.	325,831	5,536
*	Antero Resources Corp.	306,120	5,421
*	Centennial Resource Development Inc. Class A	239,303	5,229
*,^	Chesapeake Energy Corp.	1,118,517	5,022
^	Ensco plc Class A	560,761	4,733
	Patterson-UTI Energy Inc.	273,406	4,678
*	First Solar Inc.	95,337	4,616
	SM Energy Co.	145,719	4,595
*	Matador Resources Co.	136,197	4,501
*	Apergy Corp.	101,243	4,410
	Delek US Holdings Inc.	98,619	4,184
*	PDC Energy Inc.	85,159	4,169
	McDermott International Inc.	221,980	4,091
*	Southwestern Energy Co.	765,660	3,913
*	Denbury Resources Inc.	596,311	3,697
*	Callon Petroleum Co.	294,563	3,532
*	Oceaneering International Inc.	127,106	3,508
*	QEP Resources Inc.	307,360	3,479
*	Weatherford International plc	1,279,000	3,466
*	Chart Industries Inc.	40,277	3,155
*	Rowan Cos. plc Class A	164,627	3,100
*	SRC Energy Inc.	315,476	2,805
*	Carrizo Oil & Gas Inc.	107,606	2,712
	Nabors Industries Ltd.	439,751	2,709
*	California Resources Corp.	55,345	2,686
*	Dril-Quip Inc.	49,991	2,612
	CNX Resources Corp.	181,656	2,600
*	NOW Inc.	139,715	2,312
*	Oil States International Inc.	68,965	2,290
*	Noble Corp. plc	316,009	2,222
	SemGroup Corp. Class A	100,478	2,216
	Archrock Inc.	169,341	2,066
*	MRC Global Inc.	108,858	2,043
*	Superior Energy Services Inc.	204,939	1,996
*	Gulfport Energy Corp.	188,227	1,959
*	Magnolia Oil & Gas Corp.	124,171	1,864
*	Cactus Inc. Class A	47,960	1,836
*	Helix Energy Solutions Group Inc.	184,745	1,825
*	ProPetro Holding Corp.	109,148	1,800

*	Extraction Oil & Gas Inc.	152,129	1,718
*	Unit Corp.	65,238	1,700
*	C&J Energy Services Inc.	78,504	1,633
*,^	Diamond Offshore Drilling Inc.	79,654	1,593
*	Laredo Petroleum Inc.	194,345	1,588
*	Penn Virginia Corp.	16,554	1,333
*	Renewable Energy Group Inc.	44,986	1,296
*	Exterran Corp.	46,615	1,237
*	Newpark Resources Inc.	110,911	1,148
*,^	Tellurian Inc.	127,289	1,142
*	Forum Energy Technologies Inc.	109,759	1,136
^	RPC Inc.	72,804	1,127
*	W&T Offshore Inc.	114,266	1,102
*	Tidewater Inc.	34,279	1,069
*	Northern Oil and Gas Inc.	258,228	1,033
*,^	Jagged Peak Energy Inc.	70,091	969
*	WildHorse Resource Development Corp.	39,052	923
	Liberty Oilfield Services Inc. Class A	41,576	897
^	CVR Energy Inc.	21,907	881
	Green Plains Inc.	51,095	879
*	Select Energy Services Inc. Class A	74,064	877
*,^	Halcon Resources Corp.	191,302	855
*	KLX Energy Services Holdings Inc.	26,382	844
*	Talos Energy Inc.	25,348	832
*	Par Pacific Holdings Inc.	40,677	830
*,^	Resolute Energy Corp.	21,793	824
*	TPI Composites Inc.	28,574	816
*	Matrix Service Co.	31,851	785
*	Ring Energy Inc.	74,978	743
*	TETRA Technologies Inc.	160,278	723
*	Keane Group Inc.	57,354	709
*	HighPoint Resources Corp.	141,690	691
*	Bonanza Creek Energy Inc.	23,167	690
*	Solaris Oilfield Infrastructure Inc. Class A	34,387	650
*,^	SunPower Corp. Class A	86,309	630
*	Nine Energy Service Inc.	20,403	624
*	SEACOR Marine Holdings Inc.	25,725	582
*,^	Plug Power Inc.	298,659	573
*	REX American Resources Corp.	7,367	557
	Mammoth Energy Services Inc.	18,291	532
*	Abraxas Petroleum Corp.	226,495	528
*	Falcon Minerals Corp.	45,651	502
*,^	Enphase Energy Inc.	98,942	480
*	SandRidge Energy Inc.	43,574	474
*	FTS International Inc.	37,698	444
*	Alta Mesa Resources Inc.	103,408	432
*,^	Covia Holdings Corp.	46,626	418
*	Ameresco Inc. Class A	28,631	391
*	Bristow Group Inc.	31,475	382
	Evolution Petroleum Corp.	34,236	378
*	Green Brick Partners Inc.	36,354	367
*	Trecora Resources	25,502	357
	Panhandle Oil and Gas Inc. Class A	18,872	348
*	Natural Gas Services Group Inc.	14,793	312
*	Basic Energy Services Inc.	29,018	290
	Berry Petroleum Corp.	16,419	289
*	Hornbeck Offshore Services Inc.	48,944	288

*	Ultra Petroleum Corp.	249,859	280
*	NCS Multistage Holdings Inc.	16,701	276
*	Independence Contract Drilling Inc.	54,573	270
*	Pioneer Energy Services Corp.	90,453	267
*	Midstates Petroleum Co. Inc.	27,497	245
*	Lilis Energy Inc.	49,026	240
*	SilverBow Resources Inc.	8,359	223
*	Gulfmark Offshore Inc.	5,913	221
*,^	Sanchez Energy Corp.	94,164	217
*	Earthstone Energy Inc. Class A	23,011	216
*	Geospace Technologies Corp.	15,385	211
*	Goodrich Petroleum Corp.	14,690	206
*	ION Geophysical Corp.	12,891	200
*	Rosehill Resources Inc. Class A	31,842	194
*	Dawson Geophysical Co.	29,862	185
*	CARBO Ceramics Inc.	24,842	180
*,^	Comstock Resources Inc.	21,327	179
*	American Superconductor Corp.	24,464	170
*	VAALCO Energy Inc.	58,039	158
*	Flotek Industries Inc.	64,587	155
*	Eclipse Resources Corp.	124,752	148
	Gulf Island Fabrication Inc.	14,914	148
*	Approach Resources Inc.	63,353	141
*	Contango Oil & Gas Co.	22,710	140
*	Key Energy Services Inc.	11,911	136
*	Lonestar Resources US Inc. Class A	17,103	133
*	Isramco Inc.	1,053	129
*	PHI Inc. (Non-Voting Shares)	12,929	121
*	EP Energy Corp. Class A	49,438	116
*	Quintana Energy Services Inc.	15,295	112
*	Pacific Ethanol Inc.	56,982	108
*,^	Smart Sand Inc.	24,644	101
	Adams Resources & Energy Inc.	2,078	88
*	Ranger Energy Services Inc.	10,210	86
*	FuelCell Energy Inc.	79,920	86
*,^	Zion Oil & Gas Inc.	65,555	84
*	Infrastructure and Energy Alternatives Inc.	7,296	77
*	Mitcham Industries Inc.	16,216	67
*,^	Torchlight Energy Resources Inc.	56,117	54
	Parker Drilling Co.	15,323	46
*	Superior Drilling Products Inc.	11,872	38
*	Enservco Corp.	27,027	21
*,^	Jones Energy Inc. Class A	3,504	21
*	Eco-Stim Energy Solutions Inc.	36,639	10
*	Talos Energy Inc. Warrants Exp. 02/28/2021	725	3
*,^	Bonanza Creek Energy Inc. Warrants Exp. 04/28/2020	7,759	2
*	PHI Inc. (Voting Shares)	229	2
*	PetroQuest Energy Inc.	14,607	1
*	Aemetis Inc.	1,072	1
*	Ideal Power Inc.	771	—
*,^,§ Harvest Natural Resources Inc.		27,025	—
			2,222,533
Other (0.0%)2
*,§	Herbalife Ltd. CVR	15,650	152
*,§	A Schulman Inc. CVR	40,279	77
*,§	Tobira Therapeutics CVR Exp. 12/31/2028	4,500	20
*,§	Ambit Biosciences Corp. CVR	29,736	18

*,§	NewStar Financial Inc	36,657	9
*,§	Media General Inc. CVR	175,133	7
*,§	Alexza Pharmaceuticals Inc. CVR	80,591	3
*,§	Clinical Data CVR	29,879	—
*,^,§ Biosante Pharmaceutical Inc. CVR		156,953	—
*,§	Adolor Corp. Rights Exp. 07/01/2019	126,930	—
*	Kadmon Warrants Exp. 09/29/2022	25,728	—
			286
Technology (20.0%)
	Apple Inc.	5,643,527	1,273,970
	Microsoft Corp.	9,957,572	1,138,848
*	Facebook Inc. Class A	3,130,216	514,795
*	Alphabet Inc. Class A	385,353	465,152
*	Alphabet Inc. Class C	388,412	463,558
	Cisco Systems Inc.	6,097,065	296,622
	Intel Corp.	5,988,667	283,204
	NVIDIA Corp.	749,109	210,515
	Oracle Corp.	3,622,783	186,791
	International Business Machines Corp.	1,185,242	179,220
*	Adobe Systems Inc.	637,654	172,135
*	salesforce.com Inc.	914,499	145,433
	Broadcom Inc.	559,990	138,166
	Texas Instruments Inc.	1,265,194	135,743
	QUALCOMM Inc.	1,809,589	130,345
	Intuit Inc.	315,859	71,826
*	Micron Technology Inc.	1,502,852	67,974
	Cognizant Technology Solutions Corp. Class A	755,480	58,285
	HP Inc.	2,064,093	53,192
	Applied Materials Inc.	1,279,344	49,447
*	ServiceNow Inc.	230,408	45,075
*	Autodesk Inc.	283,796	44,303
	Analog Devices Inc.	478,940	44,283
	Corning Inc.	1,058,067	37,350
*	Advanced Micro Devices Inc.	1,139,925	35,212
	DXC Technology Co.	366,700	34,294
	Hewlett Packard Enterprise Co.	1,927,923	31,444
*	Red Hat Inc.	230,042	31,350
	Lam Research Corp.	205,359	31,153
	NetApp Inc.	338,898	29,108
*	Workday Inc. Class A	189,350	27,641
	Motorola Solutions Inc.	209,942	27,322
	Xilinx Inc.	328,149	26,308
*	Cerner Corp.	407,971	26,277
	Harris Corp.	153,149	25,914
*	Palo Alto Networks Inc.	114,328	25,754
*	Twitter Inc.	885,108	25,190
*	Dell Technologies Inc. Class V	258,255	25,082
	Microchip Technology Inc.	305,050	24,072
*	VeriSign Inc.	143,158	22,922
*	Splunk Inc.	187,737	22,699
*	IAC/InterActiveCorp	100,881	21,863
	Skyworks Solutions Inc.	234,691	21,289
	Western Digital Corp.	360,257	21,089
	KLA-Tencor Corp.	202,319	20,578
	Maxim Integrated Products Inc.	362,237	20,427
*	ANSYS Inc.	108,704	20,293
*	Synopsys Inc.	192,427	18,975

*	Citrix Systems Inc.	166,557	18,514
*	Arista Networks Inc.	68,035	18,088
	CA Inc.	404,125	17,842
*	Gartner Inc.	112,142	17,775
	CDW Corp.	196,351	17,460
*	Fortinet Inc.	186,252	17,185
*	GoDaddy Inc. Class A	206,020	17,180
	Symantec Corp.	804,794	17,126
*	Veeva Systems Inc. Class A	155,805	16,963
*	Cadence Design Systems Inc.	364,518	16,520
	Seagate Technology plc	335,490	15,885
*	F5 Networks Inc.	79,030	15,760
	Marvell Technology Group Ltd.	799,181	15,424
*	Akamai Technologies Inc.	210,455	15,395
*	VMware Inc. Class A	97,679	15,244
	SS&C Technologies Holdings Inc.	263,879	14,996
*	PTC Inc.	140,830	14,955
	Leidos Holdings Inc.	196,492	13,589
	Juniper Networks Inc.	452,705	13,568
*	Qorvo Inc.	163,705	12,587
*	Ultimate Software Group Inc.	38,227	12,316
*	Tyler Technologies Inc.	46,873	11,487
	CDK Global Inc.	170,745	10,682
*	Aspen Technology Inc.	92,340	10,518
*	Guidewire Software Inc.	103,326	10,437
*	ON Semiconductor Corp.	555,619	10,240
*	Tableau Software Inc. Class A	90,638	10,128
*	Paycom Software Inc.	64,932	10,091
*	Zendesk Inc.	130,502	9,266
	Teradyne Inc.	247,645	9,158
*	EPAM Systems Inc.	65,621	9,036
*	Twilio Inc. Class A	94,723	8,173
*	Integrated Device Technology Inc.	168,235	7,909
*	RingCentral Inc. Class A	83,891	7,806
*	CommScope Holding Co. Inc.	248,154	7,633
*	Okta Inc.	107,803	7,585
*	Proofpoint Inc.	66,429	7,063
*	athenahealth Inc.	52,319	6,990
*	Nutanix Inc.	161,679	6,907
*	HubSpot Inc.	45,012	6,795
	Cypress Semiconductor Corp.	462,287	6,699
*	Nuance Communications Inc.	379,749	6,577
	Monolithic Power Systems Inc.	51,017	6,404
	Blackbaud Inc.	63,091	6,402
*	RealPage Inc.	96,856	6,383
*,^	Snap Inc.	750,198	6,362
	LogMeIn Inc.	67,668	6,029
*	CACI International Inc. Class A	32,281	5,945
*	ARRIS International plc	228,189	5,931
*	Teradata Corp.	156,420	5,899
*	Ciena Corp.	185,216	5,786
	MKS Instruments Inc.	70,710	5,667
*	Pure Storage Inc. Class A	212,651	5,518
	Entegris Inc.	184,835	5,351
*	Medidata Solutions Inc.	72,965	5,349
*	2U Inc.	70,784	5,322
*	Coupa Software Inc.	67,116	5,309

*	New Relic Inc.	55,241	5,205
*	Silicon Laboratories Inc.	55,758	5,119
	j2 Global Inc.	59,672	4,944
*	Cree Inc.	130,465	4,941
*	Semtech Corp.	85,616	4,760
*	Manhattan Associates Inc.	87,116	4,757
*	Lumentum Holdings Inc.	77,798	4,664
	Perspecta Inc.	180,994	4,655
*,^	ViaSat Inc.	72,530	4,638
	Science Applications International Corp.	54,727	4,411
*	NCR Corp.	153,043	4,348
*	Ellie Mae Inc.	44,589	4,226
*	Verint Systems Inc.	83,632	4,190
*	FireEye Inc.	235,517	4,004
*	ACI Worldwide Inc.	141,712	3,988
*	Box Inc.	165,541	3,958
*	Cornerstone OnDemand Inc.	68,061	3,862
*	Qualys Inc.	42,780	3,812
*	Bottomline Technologies DE Inc.	52,006	3,781
*	CommVault Systems Inc.	53,752	3,763
*,^	Match Group Inc.	64,784	3,752
*	Tech Data Corp.	50,227	3,595
	InterDigital Inc.	44,675	3,574
	Cabot Microelectronics Corp.	33,082	3,413
*	Envestnet Inc.	55,288	3,370
	SYNNEX Corp.	39,285	3,327
*	Viavi Solutions Inc.	291,168	3,302
*	Allscripts Healthcare Solutions Inc.	228,634	3,258
*	Avaya Holdings Corp.	143,869	3,185
	Brooks Automation Inc.	90,746	3,179
	Pegasystems Inc.	50,587	3,167
*	Cirrus Logic Inc.	81,417	3,143
*	Five9 Inc.	71,843	3,139
*	Dropbox Inc. Class A	115,984	3,112
*	Premier Inc. Class A	67,578	3,094
	Cogent Communications Holdings Inc.	53,317	2,975
*	SailPoint Technologies Holding Inc.	85,789	2,919
*	Q2 Holdings Inc.	47,196	2,858
*	Finisar Corp.	147,997	2,819
*	EchoStar Corp. Class A	60,787	2,819
*	Blackline Inc.	48,179	2,721
*	3D Systems Corp.	140,447	2,654
*	Cloudera Inc.	147,750	2,608
*	Advanced Energy Industries Inc.	50,388	2,603
*	Varonis Systems Inc.	35,269	2,583
	Plantronics Inc.	42,707	2,575
*	Insight Enterprises Inc.	46,303	2,505
*	NetScout Systems Inc.	98,163	2,479
*	Alarm.com Holdings Inc.	43,054	2,471
*	NETGEAR Inc.	39,203	2,464
^	Ubiquiti Networks Inc.	23,634	2,336
*	Blucora Inc.	56,901	2,290
	Power Integrations Inc.	36,053	2,279
	Ebix Inc.	28,305	2,240
*	SPS Commerce Inc.	22,221	2,205
*	Alteryx Inc. Class A	37,108	2,123
*,^	MongoDB Inc.	25,435	2,074

*	Synaptics Inc.	44,902	2,048
	Progress Software Corp.	57,475	2,028
*	Inphi Corp.	53,334	2,026
*	Everbridge Inc.	34,488	1,988
*	Electronics For Imaging Inc.	58,201	1,983
*	Oclaro Inc.	211,533	1,891
*	Virtusa Corp.	34,955	1,877
	TiVo Corp.	149,699	1,864
*	LivePerson Inc.	71,644	1,859
*	Boingo Wireless Inc.	52,511	1,833
*	Apptio Inc. Class A	49,330	1,823
*	Hortonworks Inc.	79,097	1,804
	CSG Systems International Inc.	44,350	1,780
*	Syntel Inc.	43,367	1,777
	Pitney Bowes Inc.	247,346	1,751
*	Tabula Rasa HealthCare Inc.	21,270	1,727
*	Web.com Group Inc.	61,323	1,711
*	Diodes Inc.	50,723	1,689
*	Rapid7 Inc.	45,391	1,676
*	Yext Inc.	70,324	1,667
*	Cision Ltd.	96,967	1,629
*	Altair Engineering Inc. Class A	36,436	1,583
*	MicroStrategy Inc. Class A	11,216	1,577
*	ePlus Inc.	16,943	1,571
*,^	DocuSign Inc. Class A	29,807	1,567
*	MaxLinear Inc.	78,506	1,561
*	Appfolio Inc.	19,519	1,530
*	Ceridian HCM Holding Inc.	36,227	1,523
*	Acacia Communications Inc.	36,719	1,519
*	Rambus Inc.	136,948	1,494
*	Infinera Corp.	197,638	1,443
*	SendGrid Inc.	39,169	1,441
*	PROS Holdings Inc.	40,599	1,422
*	Carbonite Inc.	39,751	1,417
*	Vocera Communications Inc.	38,206	1,398
*	NextGen Healthcare Inc.	69,212	1,390
*	Instructure Inc.	38,838	1,375
*	ScanSource Inc.	34,146	1,362
*	FormFactor Inc.	98,169	1,350
*,^	Unisys Corp.	65,298	1,332
*	ForeScout Technologies Inc.	34,882	1,317
*,^	TransEnterix Inc.	217,225	1,260
*	Workiva Inc.	31,800	1,256
*	Lattice Semiconductor Corp.	155,006	1,240
	NIC Inc.	82,357	1,219
	Shutterstock Inc.	22,240	1,214
*	Perficient Inc.	43,478	1,159
*	Pivotal Software Inc. Class A	58,649	1,148
*	Cray Inc.	53,291	1,146
*	Nanometrics Inc.	29,644	1,112
	Comtech Telecommunications Corp.	30,494	1,106
	ADTRAN Inc.	62,208	1,098
	Monotype Imaging Holdings Inc.	53,643	1,084
*	CalAmp Corp.	45,048	1,079
*	Benefitfocus Inc.	26,303	1,064
*	Appian Corp. Class A	30,648	1,014
	Xperi Corp.	65,254	969

*	Rudolph Technologies Inc.	39,615	969
*	Xcerra Corp.	67,407	962
*	Amkor Technology Inc.	123,395	912
	Cohu Inc.	35,452	890
*	Photronics Inc.	87,690	864
*	CEVA Inc.	29,021	834
*	Extreme Networks Inc.	148,835	816
*	Loral Space & Communications Inc.	17,765	807
*	Axcelis Technologies Inc.	38,762	762
*	Endurance International Group Holdings Inc.	86,486	761
*	Bandwidth Inc. Class A	13,878	743
*	OneSpan Inc.	38,376	731
*	Upland Software Inc.	22,338	722
*	Ichor Holdings Ltd.	34,281	700
*	Limelight Networks Inc.	139,200	699
	Hackett Group Inc.	33,963	684
*	Tenable Holdings Inc.	17,430	678
*,^	Zscaler Inc.	16,457	671
	Presidio Inc.	43,538	664
	QAD Inc. Class A	11,219	636
	Systemax Inc.	19,157	631
*	Ultra Clean Holdings Inc.	48,961	614
	PC Connection Inc.	15,771	613
*,^	Applied Optoelectronics Inc.	24,455	603
	Forrester Research Inc.	12,946	594
*	Casa Systems Inc.	39,744	586
*,^	KeyW Holding Corp.	66,843	579
*	Quantenna Communications Inc.	30,387	561
*	USA Technologies Inc.	77,440	558
*	Harmonic Inc.	99,286	546
*	Rosetta Stone Inc.	27,289	543
	Switch Inc.	48,719	526
*	Model N Inc.	32,472	515
*	Ribbon Communications Inc.	72,624	496
*	MobileIron Inc.	92,347	489
*	NeoPhotonics Corp.	56,905	472
*	Vectrus Inc.	15,096	471
*	Calix Inc.	58,113	471
*	Meet Group Inc.	93,227	461
*	Digi International Inc.	33,938	456
^	Diebold Nixdorf Inc.	101,352	456
*,^	Avalara Inc.	13,010	454
*	Digimarc Corp.	14,437	454
	Computer Programs & Systems Inc.	16,716	449
*	Eventbrite Inc. Class A	10,912	414
	American Software Inc. Class A	33,200	403
*,^	Impinj Inc.	16,194	402
*,^	WideOpenWest Inc.	35,169	394
*	Zix Corp.	71,011	394
*,^	Zuora Inc. Class A	16,874	390
*,^	Gogo Inc.	75,030	389
*	ChannelAdvisor Corp.	31,025	386
*	Brightcove Inc.	44,661	375
*	Immersion Corp.	35,489	375
*	A10 Networks Inc.	61,440	374
*	Ooma Inc.	21,775	361
*	Agilysys Inc.	22,003	359

*	Amber Road Inc.	36,136	348
*	RigNet Inc.	17,068	347
*	Internap Corp.	26,796	338
*	Mitek Systems Inc.	45,956	324
*	PAR Technology Corp.	14,203	316
*	DSP Group Inc.	26,036	310
*	nLight Inc.	13,802	307
*	AXT Inc.	42,819	306
*,^	VirnetX Holding Corp.	64,830	301
*	PDF Solutions Inc.	33,149	299
*	Alpha & Omega Semiconductor Ltd.	25,712	299
	Simulations Plus Inc.	14,100	285
*	Smartsheet Inc. Class A	9,079	284
*	Aquantia Corp.	21,953	281
*	KVH Industries Inc.	21,023	275
*	Domo Inc.	11,449	246
*	Exela Technologies Inc.	33,073	236
*	Castlight Health Inc. Class B	86,803	234
*	Inseego Corp.	58,426	225
	ConvergeOne Holdings Inc.	23,767	221
*	I3 Verticals Inc. Class A	9,099	209
*	Kopin Corp.	84,748	205
*,^	Adesto Technologies Corp.	33,850	201
*	Telaria Inc.	50,418	191
*	Clearfield Inc.	14,122	190
*	Aerohive Networks Inc.	45,603	188
*	Telenav Inc.	37,157	188
*,^	Carbon Black Inc.	8,699	184
*	Airgain Inc.	14,003	184
	Preformed Line Products Co.	2,509	176
*	Park City Group Inc.	16,658	168
*	Pixelworks Inc.	35,769	161
*	eGain Corp.	19,305	156
*	ID Systems Inc.	21,901	152
*	GSI Technology Inc.	21,838	151
*	SharpSpring Inc.	10,659	149
*	VOXX International Corp. Class A	28,587	149
*	SecureWorks Corp. Class A	10,122	148
*,^	Fusion Connect Inc.	57,235	147
*	ACM Research Inc. Class A	12,629	140
	AstroNova Inc.	6,427	139
*	Datawatch Corp.	11,873	138
*,^	Veritone Inc.	13,211	138
	QAD Inc. Class B	3,097	129
*	Identiv Inc.	20,969	125
*	EMCORE Corp.	25,614	122
*	Edgewater Technology Inc.	23,575	118
*	Finjan Holdings Inc.	27,000	116
*	Aviat Networks Inc.	6,976	113
*	LRAD Corp.	36,512	112
	TransAct Technologies Inc.	7,695	111
*	QuickLogic Corp.	107,285	107
*,^	Resonant Inc.	26,336	107
*	Majesco	14,143	107
*	Computer Task Group Inc.	20,394	106
	TESSCO Technologies Inc.	6,913	105
*	Amtech Systems Inc.	19,290	103

	PC-Tel Inc.	22,121	103
*	SVMK Inc.	6,416	103
*	Quantum Corp.	40,959	98
*,^	Atomera Inc.	15,772	94
*,^	Everspin Technologies Inc.	12,013	92
*	Key Tronic Corp.	11,858	91
*	Radisys Corp.	52,752	86
*	Icad Inc.	29,252	85
*	Neurotrope Inc.	9,635	85
*	Seachange International Inc.	46,503	83
*	Great Elm Capital Group Inc.	25,270	82
*	Rimini Street Inc.	12,548	79
*	DASAN Zhone Solutions Inc.	5,523	78
	Wayside Technology Group Inc.	5,976	77
*	Synacor Inc.	42,416	68
*	NetSol Technologies Inc.	9,891	65
*	Support.com Inc.	21,839	63
*	WidePoint Corp.	132,577	61
	RCM Technologies Inc.	13,806	59
*	BSQUARE Corp.	25,292	58
	CSP Inc.	4,375	57
	Network-1 Technologies Inc.	20,599	56
	BK Technologies Inc.	13,400	54
*	CVD Equipment Corp.	8,553	53
*	GSE Systems Inc.	14,521	52
*	Aehr Test Systems	23,485	52
*	Evolving Systems Inc.	21,792	51
*	Data I/O Corp.	9,481	50
*	Mastech Digital Inc.	4,806	46
*	inTEST Corp.	5,564	43
*,^	SITO Mobile Ltd.	22,560	40
	GlobalSCAPE Inc.	7,707	31
*,^	NXT-ID Inc.	23,431	31
*	Intermolecular Inc.	25,996	30
*	Aware Inc.	7,924	29
*	RumbleON Inc. Class B	2,440	26
*	Red Violet Inc.	3,768	25
*,^	Neonode Inc.	63,023	22
*	ADDvantage Technologies Group Inc.	14,730	21
*	Intellicheck Inc.	6,952	17
*	Smith Micro Software Inc.	6,356	16
	ClearOne Inc.	5,669	12
*	Streamline Health Solutions Inc.	10,393	12
*	Westell Technologies Inc. Class A	4,583	12
*	Inuvo Inc.	17,600	11
*	Lantronix Inc.	2,314	9
*	Netlist Inc.	10,821	5
	Communications Systems Inc.	1,077	3
*	Determine Inc.	1,693	1
*	ARC Group Worldwide Inc.	579	1
*	CynergisTek Inc.	200	1
*	Ominto Inc.	700	1
*	Sunworks Inc.	300	—
	Helios & Matheson Analytics Inc.	1	—
			7,751,518
Telecommunications (1.8%)
	AT&T Inc.	9,420,078	316,326

	Verizon Communications Inc.	5,357,082	286,015
*	T-Mobile US Inc.	384,224	26,965
	CenturyLink Inc.	1,267,438	26,870
*	Zayo Group Holdings Inc.	274,063	9,515
*,^	Sprint Corp.	788,560	5,157
*	Vonage Holdings Corp.	282,118	3,995
	Telephone & Data Systems Inc.	121,848	3,708
*	Iridium Communications Inc.	120,056	2,701
*	Intelsat SA	88,323	2,650
*,^	GTT Communications Inc.	56,834	2,467
*	8x8 Inc.	114,215	2,427
	Shenandoah Telecommunications Co.	60,635	2,350
	Consolidated Communications Holdings Inc.	85,883	1,120
*	ORBCOMM Inc.	99,826	1,084
*	Cincinnati Bell Inc.	62,465	996
	ATN International Inc.	13,147	971
*	United States Cellular Corp.	20,695	927
^	Frontier Communications Corp.	135,612	880
*	pdvWireless Inc.	16,770	568
	Spok Holdings Inc.	26,291	405
*,^	Globalstar Inc.	747,398	380
*	HC2 Holdings Inc.	46,997	288
^	Windstream Holdings Inc.	49,701	243
*,^	Pareteum Corp.	72,989	219
	IDT Corp. Class B	27,448	146
*	Alaska Communications Systems Group Inc.	73,683	121
*	Otelco Inc. Class A	3,053	53
*	CPS Technologies Corp.	100	—
			699,547
Utilities (2.7%)
	NextEra Energy Inc.	619,030	103,749
	Duke Energy Corp.	918,209	73,475
	Dominion Energy Inc.	847,156	59,538
	Southern Co.	1,314,592	57,316
	Exelon Corp.	1,252,938	54,703
	American Electric Power Co. Inc.	638,267	45,240
	Sempra Energy	354,358	40,308
	Public Service Enterprise Group Inc.	654,639	34,558
	Xcel Energy Inc.	658,924	31,108
*	PG&E Corp.	671,174	30,881
	Consolidated Edison Inc.	402,244	30,647
	Edison International	422,000	28,561
	PPL Corp.	937,458	27,430
	WEC Energy Group Inc.	409,007	27,305
	DTE Energy Co.	235,178	25,665
	Eversource Energy	409,957	25,188
	FirstEnergy Corp.	631,565	23,475
	American Water Works Co. Inc.	231,742	20,386
	Ameren Corp.	316,161	19,988
	Evergy Inc.	353,309	19,404
	Entergy Corp.	234,249	19,005
	CMS Energy Corp.	365,474	17,908
	CenterPoint Energy Inc.	638,794	17,663
	NRG Energy Inc.	381,865	14,282
	Atmos Energy Corp.	144,151	13,537
*	Vistra Energy Corp.	541,484	13,472
	Alliant Energy Corp.	309,503	13,176

	UGI Corp.	224,560	12,459
	AES Corp.	853,999	11,956
	NiSource Inc.	472,025	11,763
	Pinnacle West Capital Corp.	144,228	11,420
	Aqua America Inc.	231,569	8,545
	Vectren Corp.	107,663	7,697
	SCANA Corp.	175,265	6,816
	IDACORP Inc.	67,138	6,662
	National Fuel Gas Co.	111,769	6,266
	ONE Gas Inc.	67,872	5,585
	Portland General Electric Co.	117,501	5,359
	New Jersey Resources Corp.	114,002	5,256
	Hawaiian Electric Industries Inc.	144,433	5,140
	ALLETE Inc.	67,428	5,058
	Southwest Gas Holdings Inc.	58,917	4,656
	Spire Inc.	61,801	4,545
	Avista Corp.	86,209	4,359
	PNM Resources Inc.	102,744	4,053
	Black Hills Corp.	69,419	4,033
	Avangrid Inc.	81,796	3,921
	NorthWestern Corp.	66,585	3,906
	South Jersey Industries Inc.	110,534	3,899
	El Paso Electric Co.	53,714	3,072
	American States Water Co.	48,443	2,962
	MGE Energy Inc.	45,878	2,929
	Ormat Technologies Inc.	53,582	2,899
	California Water Service Group	63,530	2,725
	Northwest Natural Gas Co.	36,938	2,471
	Pattern Energy Group Inc. Class A	119,298	2,370
	Chesapeake Utilities Corp.	21,204	1,779
*	Evoqua Water Technologies Corp.	90,693	1,613
*,^	Sunrun Inc.	115,812	1,441
	SJW Group	23,277	1,423
	Connecticut Water Service Inc.	16,216	1,125
	TerraForm Power Inc. Class A	88,029	1,017
	Middlesex Water Co.	20,800	1,007
	Unitil Corp.	18,979	966
*,^	Bloom Energy Corp. Class A	23,653	806
	York Water Co.	17,058	519
*,^	Cadiz Inc.	35,629	397
	Artesian Resources Corp. Class A	10,398	382
*	AquaVenture Holdings Ltd.	19,393	350
*	Atlantic Power Corp.	141,382	311
*	Pure Cycle Corp.	22,924	265
	RGC Resources Inc.	8,437	225
*	Vivint Solar Inc.	35,296	184
	Spark Energy Inc. Class A	14,892	123
	Genie Energy Ltd. Class B	20,232	109
			1,064,792
Total Common Stocks (Cost $19,047,421)			38,494,896

		Coupon
Temporary Cash Investments (0.9%)1
Money Market Fund (0.8%)
3,4	Vanguard Market Liquidity Fund	2.209%		3,244,350	324,435

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
5	United States Treasury Bill	1.928%	10/4/18	6,000	5,999
5	United States Treasury Bill	1.934%	10/11/18	2,500	2,499
5	United States Treasury Bill	1.975%	10/18/18	2,000	1,998
5	United States Treasury Bill	2.034%	11/15/18	2,000	1,995
	United States Treasury Bill	2.294%	2/21/19	10,000	9,909
					22,400
Total Temporary Cash Investments (Cost $346,838)					346,835
Total Investments (100.3%) (Cost $19,394,259)					38,841,731
Other Asset and Liabilities-Net (-0.3%)4					(131,655)
Net Assets (100%)					38,710,076

* Non-income-producing security.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $147,227,000.

§ Security value determined using significant unobservable inputs.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.

2 “Other” represents securities that are not classified by the fund’s benchmark index.

3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4 Includes $158,654,000 of collateral received for securities on loan.

5 Securities with a value of $10,491,000 have been segregated as initial margin for open futures contracts. CVR—Contingent Value Rights.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2018	1,410	205,790	450
E-mini Russell 2000 Index	December 2018	125	10,630	(175)
E-mini S&P Mid-Cap 400 Index	December 2018	30	6,076	(86)
				189

Institutional Total Stock Market Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Institutional Total Stock Market Index Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments as of September 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	38,460,233	34,297	366
Temporary Cash Investments	324,435	22,400	—
Futures Contracts—Assets[1]	46	—	—
Futures Contracts—Liabilities[1]	(60)	—	—
Total	38,784,654	56,697	366
1 Represents variation margin on the last day of the reporting period.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD INSTITUTIONAL INDEX FUND

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: November 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUND

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: November 16, 2018

VANGUARD INSTITUTIONAL INDEX FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: November 16, 2018

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.